                                                              SAI

                                               AEGON/TRANSAMERICA
                                                SERIES FUND, INC.

                                                      May 1, 2002

               STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the portfolios that you are invested in of AEGON/Transamerica
Series Fund, Inc. (the "Fund").

                       INVESTMENT ADVISER:

                       AEGON/TRANSAMERICA
                       FUND ADVISERS, INC.

THE DATE OF THE PROSPECTUS TO WHICH THIS STATEMENT OF ADDITIONAL
INFORMATION RELATES IS MAY 1, 2002 AND THE DATE OF THIS STATEMENT
            OF ADDITIONAL INFORMATION IS MAY 1, 2002.

Table of Contents

-------------------- AEGON/TRANSAMERICA SERIES FUND, INC.
Information about each portfolio you
should know before investing

-------------------- FUND HISTORY

-------------------- INVESTMENT OBJECTIVES
                                                        INDIVIDUAL PORTFOLIO INFORMATION
                                                AB-1    AEGON Bond
                                               AAA-1    Aggressive Asset Allocation
                                               AAG-1    Alger Aggressive Growth
                                              ACIG-1    American Century Income & Growth
                                               ACI-1    American Century International
                                             BRGST-1    BlackRock Global Science & Technology
                                             BRLCV-1    BlackRock Large Cap Value
                                             BRMCG-1    BlackRock Mid Cap Growth
                                               CGG-1    Capital Guardian Global
                                             CGUSE-1    Capital Guardian U.S. Equity
                                               CGV-1    Capital Guardian Value
                                              CRES-1    Clarion Real Estate Securities
                                               CAA-1    Conservative Asset Allocation
                                               DMC-1    Dreyfus Mid Cap
                                              DSCV-1    Dreyfus Small Cap Value
                                               FGI-1    Federated Growth & Income
                                               GGG-1    Gabelli Global Growth
                                             GEUSE-1    GE U.S. Equity
                                               GSG-1    Goldman Sachs Growth
                                               GCA-1    Great Companies -- America(SM)
                                               GCG-1    Great Companies -- Global(2)
                                               GCT-1    Great Companies -- Technology(SM)
                                                JB-1    Janus Balanced
                                               JGL-1    Janus Global
                                               JGR-1    Janus Growth
                                             JGRII-1    Janus Growth II
                                              JNGR-1    Jennison Growth
                                             JPMEI-1    J.P. Morgan Enhanced Index
                                            LKCMCG-1    LKCM Capital Growth
                                           LKCMSTR-1    LKCM Strategic Total Return
                                             MFSHY-1    MFS High Yield
                                               MAA-1    Moderate Asset Allocation
                                              MAAA-1    Moderately Aggressive Asset Allocation
                                                MN-1    Munder Net50
                                           PBHGMCG-1    PBHG Mid Cap Growth
                                           PBHGNWQ-1    PBHG/NWQ Value Select
                                             PIMCO-1    PIMCO Total Return
                                               SAC-1    Salomon All Cap
                                             TRPDG-1    T. Rowe Price Dividend Growth
                                             TRPEI-1    T. Rowe Price Equity Income
                                             TRPGS-1    T. Rowe Price Growth Stock
                                             TRPSC-1    T. Rowe Price Small Cap
                                               TAV-1    Third Avenue Value
                                               TCS-1    Transamerica Convertible Securities
                                                TE-1    Transamerica Equity
                                               TGO-1    Transamerica Growth Opportunities
                                               TMM-1    Transamerica Money Market
                                             TUSGS-1    Transamerica U.S. Government Securities

                                     TOC- 1


                                               TVB-1    Transamerica Value Balanced
                                              VLAG-1    Value Line Aggressive Growth
                                             VKAIA-1    Van Kampen Active International Allocation
                                              VKAA-1    Van Kampen Asset Allocation
                                              VKEG-1    Van Kampen Emerging Growth
                                              VKMM-1    Van Kampen Money Market

-------------------- ADDITIONAL INFORMATION -- ALL PORTFOLIOS
                                                        Lending
                                                        Borrowing
                                                        Short Sales
                                                        Foreign Securities

                                                        Foreign Bank Obligations
                                                        Forward Foreign Currency Contracts
                                                        When-issued, Delayed Settlement and Forward Delivery
                                                        Securities
                                                        Repurchase and Reverse Repurchase Agreements
                                                        Temporary Defensive Position
                                                        U.S. Government Securities
                                                        Non-Investment Grade Debt Securities
                                                        Convertible Securities
                                                        Investments in Futures, Options and Other Derivative
                                                        Instruments
                                                        Zero Coupon, Pay-in-Kind and Step Coupon Securities
                                                        Warrants and Rights
                                                        Mortgage-Backed Securities
                                                        Asset-Backed Securities
                                                        Pass-Through Securities
                                                        Other Income Producing Securities
                                                        Illiquid and Restricted/144A Securities
                                                        Other Investment Companies
                                                        Bank and Thrift Obligations
                                                        Investments in the Real Estate
                                                        Industry and Real Estate
                                                        Investment Trusts ("REITS")
                                                        Variable Rate Master Demand Notes
                                                        Debt Securities and Fixed-Income Investing
                                                        High Yield/High-Risk Securities
                                                        Trade Claims
                                                        Brady Bonds
                                                        Collateralized Mortgage Obligations
                                                        Dollar Roll Transactions
                                                        Exchange Traded Funds (ETFs)
                                                        Hybrid Instruments
                                                        Indexed Securities
                                                        Interest Rate Transactions
                                                        Municipal Fixed-Income Securities
                                                        Non-Mortgage Asset Backed Securities
                                                        Passive Foreign Investment Companies
                                                        Preferred Stocks
                                                        Stripped Mortgage-Backed Securities
                                                        Loan Participations
                                                        Credit Default Swaps
                                                        Event-Linked Bonds

-------------------- MANAGEMENT OF THE FUND
                                                        Directors and Officers
                                                        The Investment Adviser
                                                        The Sub-Advisers

                                     TOC- 2


                                                        Joint Trading Accounts
                                                        Personal Securities Transactions
                                                        Administrative and Transfer Agency Services

-------------------- PORTFOLIO TRANSACTIONS AND BROKERAGE
                                                        Portfolio Turnover
                                                        Placement of Portfolio Brokerage

-------------------- PURCHASE AND REDEMPTION OF SHARES
                                                        Determination of Offering Price
                                                        Net Asset Valuation

-------------------- CALCULATION OF PERFORMANCE RELATED INFORMATION
                                                        Total Return
                                                        Yield Quotations

-------------------- TAXES

-------------------- CAPITAL STOCK OF THE FUND

-------------------- REGISTRATION STATEMENT

-------------------- FINANCIAL STATEMENTS

-------------------- OTHER INFORMATION
                                                        Independent Certified Public Accountants
                                                        Custodian
                                                        Appendix A -- Description of Portfolio Securities
                                                        Appendix B -- Brief Explanation of Rating Categories

                                     TOC- 3

Investor Information

FUND HISTORY
-----------------------

The Fund was incorporated under the laws of the State of Maryland on August 21, 1985 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.

The Fund is intended to be sold to the separate accounts of life companies to fund benefits under variable life insurance policies or variable annuity contracts issued by AUSA Life Insurance Company, Inc. ("AUSA"), Transamerica Life Insurance Company (formerly PFL Life Insurance Company) ("Transamerica Life"), Western Reserve Life Assurance Co. of Ohio ("WRL") Peoples Benefit Life Insurance Company ("Peoples"), Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Life Insurance and Annuity Company, (the "Life Companies"). Shares may be offered to other life insurance companies in the future.

Because Fund shares are sold to separate accounts established to receive and invest premiums received under variable life insurance policies and purchase payments received under the variable annuity contracts, it is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of the Life Companies to invest in the Fund simultaneously. Neither the Life Companies nor the Fund currently foresees any such disadvantages or conflicts, either to variable life insurance policyholders or to variable annuity contract owners. Any Life Company may notify the Fund's Board of a potential or existing conflict. The Fund's Board will then determine if a material conflict exists and what action, if any, should be taken in response. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyholders and those given by variable annuity contract owners. The Fund's Board might conclude that separate funds should be established for variable life and variable annuity separate accounts. If this happens, the affected Life Companies will bear the attendant expenses of establishing separate funds. As a result, variable life insurance policyholders and variable annuity contract owners would no longer have the economies of scale typically resulting from a larger combined fund.

The Fund offers a separate class of common stock for each portfolio. All shares of a portfolio have equal voting rights, but only shares of a particular portfolio are entitled to vote on matters concerning only that portfolio. Each of the issued and outstanding shares of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the portfolio remaining after satisfaction of outstanding liabilities. The shares of a portfolio, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights. The holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they so choose. In such event, holders of the remaining shares would not be able to elect any directors.

Only the separate accounts of the Life Companies may hold shares of the Fund and are entitled to exercise the rights directly as described above. To the extent required by law, the Life Companies will vote the Fund's shares held in the separate accounts, including Fund shares which are not attributable to policyowners, at meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding sub-accounts of the separate accounts. Except as required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund does not hold regular or special policyowner meetings. If the 1940 Act or any regulation thereunder should be amended, or if present interpretation thereof should change, and as a result it is determined that the Life Companies are permitted to vote the Fund's shares in their own right, they may elect to do so. The rights of policyowners are described in more detail in the prospectuses or disclosure documents for the policies and the annuity contracts, respectively.

INVESTMENT OBJECTIVE
-------------------------------------

The investment objective of each portfolio of the Fund is described in the portfolio's prospectus. Shares of the portfolios are sold only to the separate accounts of WRL and to separate accounts of certain of its affiliated life insurance companies (collectively, the "separate accounts") to fund the benefits under certain variable life insurance policies (the "policies") and variable annuity contracts (the "annuity contracts").

As indicated in the prospectus, each portfolio's investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board of Directors of the Fund without approval of shareholders or holders of the policies or annuity contracts (collectively, "policyowners"). A change in the investment objective or policies of a portfolio may result in the portfolio having an investment objective or policies different from those which a policyowner deemed appropriate at the time of investment.

As indicated in the prospectus, each portfolio is subject to certain fundamental policies and restrictions which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the portfolio. "Majority" for this purpose and under the 1940 Act means the lesser of (i) 67% of the outstanding voting securities represented at a meeting at which more than 50% of the outstanding voting securities of a portfolio are represented or (ii) more than 50% of the outstanding voting securities of a portfolio. A complete statement of all such fundamental policies is set forth below. State insurance laws and regulations may impose additional limitations on the Fund's investments, including the Fund's ability to borrow, lend and use options, futures and other derivative instruments. In addition, such laws and regulations may require that a portfolio's investments meet additional diversification or other requirements.

AEGON Bond

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the value of the portfolio's assets in any particular industry (other than Government securities).

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the portfolio from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the portfolio.

6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% restriction. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, future contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not, as a matter of non-fundamental policy: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and
(ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the

                                      ATSF
                                AB- 1 AEGON Bond
segregation of assets in connection with such transactions.

(C) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

(D) The portfolio may not purchase securities on margin, except that a portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any securities for which the Board of Directors or the Sub-Adviser has made a determination of liquidity, as permitted under the 1940 Act.

(F) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Restrictions (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers to exchange, or as a result of reorganization, consolidation, or merger. If the portfolio invests in a money market fund, the Investment Adviser will reduce its advisory fee by the amount of any investment advisory or administrative service fees paid to the investment manager of the money market fund.

(G) The portfolio may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors.

(H) The portfolio may not invest in companies for the purpose of exercising control or management.

(I) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. AEGON Bond paid $4,996 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectuses. The portfolio paid the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$884,501   $611,383   $731,366

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
$26,903   $19,137   $32,651

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.70%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

2001   2000   1999
----   ----   ----
$-0-   $-0-   $-0-

                                      ATSF
                                AB- 2 AEGON Bond

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE (1)
PORTFOLIO
-----------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

 AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
------------------------
 2001     2000     1999
------   ------   ------
 $-0-     $-0-     $-0-

   AFFILIATED BROKERAGE COMMISSIONS
        YEAR ENDED DECEMBER 31
--------------------------------------
2001    %    2000    %     1999    %
----   ---   ----   ----   ----   ----
 -0-   -0-    -0-    -0-    -0-    -0-

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
 52.79%    45.26%    26.40%

THE SUB-ADVISER
----------------------------

Banc One Investment Advisors Corporation, 1111 Polaris Parkway, Suite 2B, Columbus, OH 43240 serves as sub-adviser pursuant to a Sub-Advisory Agreement dated May 1, 2002. The Agreement continues in effect year to year if approved annually.

PORTFOLIO MANAGERS:

The portfolio is managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the portfolio. Each team member makes recommendations about securities to be purchased and sold in the portfolio. The research analysts provide individual security and sector recommendations regarding their area of focus while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the portfolio.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentages for the portfolio are as follows:

     0.20% of the portfolio's average daily net assets, less 50% of the amount of excess expenses(1)

(1) Excess expenses are those expenses paid by the investment adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES (1)

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:*

  2001       2000       1999
--------   --------   --------
$394,663   $270,174   $325,052

(1) Prior to May 1, 2002, AEGON USA Investment Management, Inc. served as sub-adviser to this portfolio.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                                AB- 3 AEGON Bond

Aggressive Asset Allocation

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the portfolio without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act.

(B) The portfolio may not sell securities short, except short sales "against the box."

(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

(E) The portfolio may not invest for purposes of exercising control or management.

(F) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

                                      ATSF
                       AAA- 1 Aggressive Asset Allocation

NOTE: THIS PORTFOLIO COMMENCED OPERATIONS ON MAY 1, 2002, SO HISTORICAL DATA IS NOT AVAILABLE.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser for the portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the past three years as it commenced operations on May 1, 2002.

ADMINISTRATIVE SERVICES FEES

The portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. It did not pay any fees for the past three years as it commenced operations on May 1, 2002.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.25%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

Information is not included as the portfolio commenced operations May 1, 2002. The portfolio is managed by an ATFA Investment Team.

PORTFOLIO MANAGER:

An ATFA investment team serves as manager for this portfolio.

COMPENSATION

ATFA receives monthly compensation from the Fund at the annual rate of 0.10% of the portfolio's average daily net assets.

ADVISORY FEES

The subadviser did not receive any fees for the year ended December 31, 2001 as the portfolio commenced operations in 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       AAA- 2 Aggressive Asset Allocation

Alger Aggressive Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest in commodities except that the portfolio may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5% of its total assets are invested in aggregate initial margin and premiums.

3. Purchase or sell real estate or real estate limited partnerships, except that the portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

4. Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money, except that the portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Immediately after any borrowing, including reverse repurchase agreements, the portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short or purchase securities on margin, except that the portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

(C) The portfolio may not pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the portfolio's total assets except as noted in
(E) below. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

(D) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(E) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $37,921 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully

                                      ATSF
                         AAG- 1 Alger Aggressive Growth
described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
$5,908,451   $9,289,239   $5,873,932

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$204,976   $153,074   $178,687

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by ATFA for the last three fiscal years:

2001   2000   1999
----   ----   ----
$-0-   $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

      AGGREGATE COMMISSIONS
      YEAR ENDED DECEMBER 31
----------------------------------
 2001(1)      2000(2)     1999(3)
----------   ----------   --------
$1,363,678    1,265,805   $907,331

              AFFILIATED BROKERAGE COMMISSIONS
                   YEAR ENDED DECEMBER 31
------------------------------------------------------------
   2001        %         2000        %        1999       %
----------   ------   ----------   ------   --------   -----
$1,363,678   100.00   $1,265,805   100.00   $903,540   99.58

(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Fred Alger Company, Incorporated for the fiscal year ended December 31, 2001 was 100.00%.
(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Fred Alger Company, Incorporated for the fiscal year ended December 31, 2000 was 100.00%.
(3) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Fred Alger Company, Incorporated for the fiscal year ended December 31, 1999 was 98.90%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
104.17%   122.70%   101.71%

THE SUB-ADVISER
----------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, between AEGON/Transamerica Fund Advisers, Inc. and Fred Alger Management, Inc. The agreement continues in effect from year to year if approved annually.

FRED ALGER MANAGEMENT, INC. ("ALGER") serves as sub-adviser to Alger Aggressive Growth.

Alger, located at 30 Montgomery Street, Jersey City, New Jersey 07302, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated, which, in turn, is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger has been engaged in the business of rendering investment advisory services since 1964.

PORTFOLIO MANAGER:

FREDERICK M. ALGER and DAVID HYUN, CFA, serve as co-managers of this portfolio. They have served as co-managers since September 2001.

                                      ATSF
                         AAG- 2 Alger Aggressive Growth

Mr. Alger, Chairman and President, founded Fred Alger Management, Inc. in 1964. Prior to establishing Alger, Mr. Alger served as portfolio manager and security analyst at various firms.

Mr. Hyun joined Alger in 1991 and served as portfolio manager and senior vice president until June 2000. Mr. Hyun previously served as co-manager of this fund from February 1998 until June 2000. Mr. Hyun joined Oppenheimer Funds from June 2000 until September 2001 where he served as portfolio manager for the Oppenheimer Enterprise Fund.

Mr. Alger and Mr. Hyun also serve as portfolio managers of other Alger funds.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     50% of fees received by the investment adviser for services rendered under the Advisory Agreement

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
$2,974,071   $4,624,774   $2,936,966

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                         AAG- 3 Alger Aggressive Growth

American Century Income & Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Lend any security or make any other loan if, as a result, more than 33 1/3% of the portfolio's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the portfolio without shareholder approval:

(A) The portfolio may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the portfolio.

(B) The portfolio may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(C) The portfolio may not sell securities short, except short sales "against the box."

(D) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(E) The portfolio may not invest for purposes of exercising control.

                                      ATSF
                    ACIG- 1 American Century Income & Growth

NOTE: BECAUSE THIS PORTFOLIO COMMENCED OPERATIONS ON MAY 1, 2001, THE FOLLOWING DATA COVERS FROM THAT DATE UNTIL THE FISCAL YEAR ENDED DECEMBER 31, 2001.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Every portfolio pays a share of the fees and expenses for the Fund's Board of Directors. American Century Income & Growth paid $26 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (AFTA) serves as investment adviser to this portfolio.

ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $13,803 for the fiscal year ended December 31, 2001.

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the amount of $99 for the fiscal year ended December 31, 2001.

PORTFOLIO EXPENSES PAID
BY INVESTMENT ADVISER
------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf to the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.50%. ATFA paid $69,752 for the fiscal year ended December 31, 2001.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge is securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amount for the fiscal year ended December 31, 2001:

                       COMMISSIONS PAID BY THE PORTFOLIO

                             AGGREGATE COMMISSIONS
                             ---------------------

                                     $2,593

AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
     $5              0.19%

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover rate for the fiscal year ended December 31, 2001 was 46.51%.

THE SUB-ADVISER
---------------------------

The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated May 1, 2001 between ATFA and American Century Investment Management, Inc. The agreement continues in effect from year to year if approved annually.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY") serves as sub-adviser to American Century Income & Growth.

American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and has been managing mutual funds since 1958.

PORTFOLIO MANAGERS:

JOHN SCHNIEDWIND, CFA, and KURT BORGWARDT, CFA serve as team members for American Century Income & Growth.

MR. SCHNIEDWIND, Senior Vice President and Senior Portfolio Manager, joined American Century in 1982 and supervises other portfolio management teams.

MR. BORGWARDT, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in 1990 and has managed the quantitative effort since then.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of specified percentage of the portfolio's average daily net assets.

The percentages for the portfolio are as follows:

     0.50% of the first $100 million of the portfolio's average daily net assets; 0.45% of the portfolio's average daily net assets over $100 million up to

                                      ATSF
                    ACIG- 2 American Century Income & Growth

     $250 million; and 0.40% of the portfolio's average daily net assets in excess of $250 million.(1)

SUB-ADVISORY FEES

The Sub-Adviser was paid $7,669 in fees for its services for the fiscal year December 31, 2001.

NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS INCLUDED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREAS IN THIS SAI.

---------------

(1)The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.
                                      ATSF
                    ACIG- 3 American Century Income & Growth

American Century International (formerly, GE International Equity)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Lend any security or make any other loan if, as a result, more than 33 1/3% of the portfolio's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the portfolio without shareholder approval:

(A) The portfolio may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the portfolio.

(B) The portfolio may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(C) The portfolio may not sell securities short, except short sales "against the box."

(D) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts shall not constitute purchasing securities on margin.

(E) The portfolio may enter into futures contracts and write and buy put and call options relating to futures contracts. The portfolio may not, however, enter into leveraged futures transactions if it would be possible for the portfolio to lose more money than it invested.

                                      ATSF
                     ACI- 1 American Century International

(F) The portfolio may invest a portion of its assets in the securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

(G) The portfolio may not invest for purposes of exercising control.

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. American Century International paid $1,979, $125,321 and $112,088 for the fiscal years ended December 31, 2001, 2000 and 1999, respectively.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to the portfolio. ("ATFA") is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $338,712, $348,563 and $329,326 for the fiscal year ended December 31, 2001,
2000 and 1999, respectively.

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the amount of $10,517, $5,965 and $8,983 for the fiscal years ended December 31, 2001, 2000 and 1999, respectively.

PORTFOLIO EXPENSES PAID BY (1)
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.50%. The sub-adviser paid $146,246 for the fiscal year ended December 31, 2001.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE (1)
PORTFOLIO
-----------------------------------------

The portfolio paid brokerage commissions in the following amounts for the past three years:

                       COMMISSIONS PAID BY THE PORTFOLIO

                             AGGREGATE COMMISSIONS
                  ---------------------------------------

  2001     2000      1999
--------  -------  --------
$100,374  $96,336  $136,293

                        AFFILIATED BROKERAGE COMMISSIONS
--------------------------------

2001   2000   1999
-----  -----  -----
$-0-   $-0-   -0-%

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The turnover rate for December 31, 2001, 2000 and 1999 was 154.25%, 111.83% and 99.77% respectively.

THE SUB-ADVISER (1)
----------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated March 1, 2002, between ATFA and American Century Investment Management, Inc. The agreement continues in effect from year to year if approved annually.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY") serves as sub-adviser to American Century International.

American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and has been managing mutual funds since 1958.

PORTFOLIO MANAGERS:

HENRIK STRABO and MARK KOPINSKI serve as team members for American Century International.

(1) Prior to October 2001, GE Asset Management served as sub-adviser for this portfolio and the portfolio was named GE International Equity.

                                      ATSF
                     ACI- 2 American Century International

MR. STRABO, Chief Investment Officer - International Equities, joined American Century in 1993 and serves as an investment team member for other American Century funds.

MR. KOPINSKI, Senior Vice President and Senior Portfolio Manager, joined American Century in 1997. Prior to joining American Century, Mr. Kopinski was a Vice President and portfolio manager at Federated Investors, Inc.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The percentages for the portfolio are as follows:

     0.60% of the first $50 million of the Portfolio's average daily net assets; 0.55% of the Portfolio's average daily net assets over $50 million up to $150 million; 0.50% of the Portfolio's average daily net assets over $150 million up to $500 million; and 0.45% of the Portfolio's average daily net assets in excess of $500 million.(1)

SUB-ADVISORY FEES

The sub-adviser was paid $170,357 in fees for its services for the fiscal year ended December 31, 2001.

NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS INCLUDED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREAS IN THIS SAI.

---------------

(1)The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.
                                      ATSF
                     ACI- 3 American Century International

BlackRock Global Science & Technology

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.

3. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

7. Purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

9. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law.

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest in companies for the purpose of exercising control or management.

(B) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                 BRGST- 1 BlackRock Global Science & Technology exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment,

(E) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

NOTE: This portfolio commenced operations on August 17, 2001; the following data covers the period from that date until December 31, 2001, the end of the fiscal year.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. BlackRock Global Science & Technology paid $0 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $3,096 for the fiscal year ended December 31, 2001.

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the amount of $0 for the fiscal year ended December 31, 2001.

PORTFOLIO EXPENSES PAID BY
SUB-ADVISER
----------------------------------------------

The sub-adviser agreed to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.40%. The sub-adviser paid $32,177 for the fiscal year ended December 31, 2001.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the fiscal year ended December 31, 2001:

                       COMMISSIONS PAID BY THE PORTFOLIO

                             AGGREGATE COMMISSIONS
                             ---------------------

                                     $1,926

AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
    $-0-             -0-%

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the year ended December 31, 2001 was 224.99%.

THE SUB-ADVISER
----------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated July 16, 2001, between ATFA and BlackRock Advisors, Inc. The agreement continues in effect from year to year if approved annually.

BLACKROCK ADVISORS, INC. ("BLACKROCK") serves as sub-adviser to BlackRock Global Science & Technology.

BlackRock, located at 100 Bellevue Parkway, Wilmington, DE 19809, is a majority-owned subsidiary of The PNC Financial Services Group, Inc.

                                      ATSF
                 BRGST- 2 BlackRock Global Science & Technology

PORTFOLIO MANAGERS:

The portfolio is managed by a team of investment professionals. The team includes the following individuals who have day-to-day responsibility:

WILLIAM WYKLE has been a Managing Director with BlackRock since 1995 and served as investment manager for PNC Bank from 1986 to 1995. He has co-managed the portfolio since its inception.

THOMAS CALLAN has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed this portfolio since its inception.

MICHAEL CAREY has been a vice president with BlackRock since 2000, an equity analyst with BlackRock since 1996, and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the portfolio since its inception.

JEAN M. ROSENBAUM has been vice president with BlackRock since 2000 and an equity analyst with BlackRock since 1997. Prior to joining BlackRock in 1997, Ms. Rosenbaum had been an analyst with PNC Bank for three years.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for BlackRock Global Science & Technology is as follows:

     50% of the fees received by AEGON/ Transamerica Fund Advisers, Inc.

SUB-ADVISORY FEES

The sub-adviser was paid $1,548 in fees for its services for the fiscal year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                 BRGST- 3 BlackRock Global Science & Technology

BlackRock Large Cap Value

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolios' total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.

4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

5. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

6. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

8. Purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

9. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

10. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest in companies for the purpose of exercising control or management.

(B) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to

                                      ATSF
                       BRLCV- 1 BlackRock Large Cap Value

Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by a portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments). Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

NOTE: Because this Portfolio commenced operations on August 17, 2001, the following data covers the period from that date until December 31, 2001, the end of the fiscal year.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. BlackRock Large Cap Value paid $0 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $2,801 for the fiscal year ended December 31, 2001.

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the amount of $0 for the fiscal year ended December 31, 2001.

PORTFOLIO EXPENSES PAID BY
SUB-ADVISER
----------------------------------------------

The sub-adviser agreed to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.30%. The sub-adviser paid $25,672 for the fiscal year ended December 31, 2001.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amount for the fiscal year ended December 31, 2001:

                       COMMISSIONS PAID BY THE PORTFOLIO

                             AGGREGATE COMMISSIONS
                             ---------------------

                                     $1,562

AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
    $13              0.83%

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the year ended December 31, 2001 was 30.66%.

THE SUB-ADVISER
----------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated April 16, 2001 between AEGON/ Transamerica Advisers and BlackRock Advisors, Inc. The agreement continues forward from year to year if approved annually.

BLACKROCK ADVISORS, INC. ("BLACKROCK") serves as sub-adviser to BlackRock Large Cap Value.

BlackRock, located at 100 Bellevue Parkway, Wilmington, DE 19809, is a majority-owned subsidiary of The PNC Financial Services Group, Inc.

                                      ATSF
                       BRLCV- 2 BlackRock Large Cap Value

PORTFOLIO MANAGERS:

The portfolio is managed by a team of investment professionals.

CHRIS R. KAUFMAN, a managing director with BlackRock, leads the Large Cap Value Equity Team. He is lead portfolio manager for all large cap value portfolios. Prior to joining BlackRock in 2000, Mr. Kaufman was a senior vice president and portfolio manager at Retirement System Investor, Inc. since July 1, 1995, and Director of Research since 1997.

WADE WESCOTT has been vice president and investment manager at BlackRock since 1995. Prior to joining BlackRock, Mr. Wescott served as an equity analyst at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997.

JOHN CHAMBERS has been vice president and investment manager at BlackRock since August 2000. Prior to joining BlackRock, Mr. Chambers was an equity analyst covering technology stocks for the large cap growth and value products at Retirement System Investors, Inc., prior to which he served as an equity analyst in the private client area at Schroder & Co. from 1996 to 2000.

GEMMA IVOL has been vice president and investment manager at BlackRock since 1995. Prior to joining BlackRock, Ms. Ivol served as an equity analyst with Provident Capital Management from 1988 to 1995.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is as follows:

     50% of the fees received by the investment adviser.

SUB-ADVISORY FEES

The sub-adviser was paid $1,400 in fees for its services for the fiscal year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       BRLCV- 3 BlackRock Large Cap Value

BlackRock Mid Cap Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

 1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

 2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

 3. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.

 4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

 5. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

 6. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

 7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options in futures contracts.

 8. Purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

 9. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

10. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest in companies for the purpose of exercising control or management.

(B) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to

                                      ATSF
                       BRMCG- 1 BlackRock Mid Cap Growth

Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by a portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments). Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

NOTE: BECAUSE THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 17, 2001, THE FOLLOWING DATA COVERS THE PERIOD FROM THAT DATE UNTIL DECEMBER 31, 2001, THE END OF THE FISCAL YEAR.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. BlackRock Mid Cap Growth paid $0 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $2,840 for the fiscal year ended December 31, 2001.

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the amount of $0 for the fiscal year ended December 31, 2001.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The sub-adviser agreed to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.30%. ATFA paid $29,163 for the fiscal year ended December 31, 2001.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amount for the fiscal year ended December 31, 2001:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE
   COMMISSIONS
-----------------
     $3,067

AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
    $18              0.59%

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio turnover rate for the portfolio for the year ended December 31, 2001 was 147.73%.

THE SUB-ADVISER
----------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated July 16, 2001 between ATFA and BlackRock Advisors, Inc. The agreement continues forward from year to year if approved annually.

BLACKROCK ADVISORS, INC. ("BLACKROCK") serves as sub-adviser to BlackRock Mid Cap Growth.

                                      ATSF
                       BRMCG- 2 BlackRock Mid Cap Growth

BlackRock, located at 100 Bellevue Parkway, Wilmington, DE 19809, is a majority-owned subsidiary of The PNC Financial Services Group, Inc.

PORTFOLIO MANAGERS:

The portfolio is managed by a team of investment professionals. The members of this team also manage BlackRock Global Science & Technology.

WILLIAM WYKLE has been a Managing Director with BlackRock since 1995 and served as investment manager for PNC Bank from 1986 to 1995.

THOMAS CALLAN has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996.

JEAN M. ROSENBAUM has been vice president with BlackRock since 2000 and an equity analyst with BlackRock since 1997. Prior to joining BlackRock in 1997, Ms. Rosenbaum had been an analyst with PNC Bank for three years.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for this portfolio is as follows:

     50% of the fees received by the investment adviser.

SUB-ADVISORY FEES

The sub-adviser was paid $1,420 in fees for its services for the fiscal year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       BRMCG- 3 BlackRock Mid Cap Growth

CAPITAL GUARDIAN GLOBAL

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                         CGG- 1 Capital Guardian Global
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO  (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio paid fees and expenses for the fiscal year ended December 31, 2001 of $5,657 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts in investments advisory fees for years ended 12/31/01, 00 and 99 to the previous investment adviser for the portfolio:

  2001       2000       1999
--------   --------   --------
$454,730   $542,729   $291,700

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative services fees for the fiscal periods ended December 31, 1999, 2000 and 2001.

 2001       2000      1999
-------   --------   -------
$44,832   $45,287    $16,387

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual total operating expenses will not exceed approximately 1.32%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
------------------------------------------------------------
A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions for the years ended December 31, 2001, 2000 and 1999 in the following amounts.

  2001       2000       1999
--------   --------   --------
$ 54,563   $453,376   $156,177

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

No commissions were attributable to the portfolio in 2001.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio turnover rate for the year ended December 31, 2001 was 45%.

THE SUB-ADVISER
----------------------------

Capital Guardian serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGERS:

Capital Guardian Trust Company ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071 is the portfolio's investment adviser. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of the Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968 and manages approximately $120.1 billion in investments as of December 31, 2001.

Capital Guardian uses a multiple portfolio manager system under which the portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selection as well as valuation and transaction assessment. An additional portion of the portfolio is managed by a group of investment research analysts.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.65% of assets up to $150 million; 0.55% of assets over $150 million up to $300 million; 0.45% of assets over $300 million up to $500 million; and 0.40% of assets in excess of $500 million.

(1) The historical financial information for this portfolio has been derived from the prior operating history of the predecessor portfolio, Capital Guardian Global Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                         CGG- 2 Capital Guardian Global

SUB-ADVISORY FEES

The sub-adviser was paid $281,237 in sub-advisory fees for year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                         CGG- 3 Capital Guardian Global

Capital Guardian U.S. Equity

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

(F) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.)

                                      ATSF
                     CGUSE- 1 Capital Guardian U.S. Equity

Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO  (1)
---------------------------------------

DIRECTORS' FEES
Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio paid fees and expenses for the fiscal year ended December 31, 2001 in the amount of $4,156 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES
AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $311,250 and $61,150, respectively, in investment advisory fees for the year ended December 31, 2001 and 2000 to the previous investment adviser of the portfolio. (The portfolio commenced operations 10/9/00.)

ADMINISTRATIVE SERVICES FEES
Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administration fees for the fiscal periods ended December 31, 2001, 2000, and 1999 in the following amounts:

 2001      2000    1999
-------   ------   ----
$44,138   $9,490   $-0-

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------
The Investment Adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual total operating expenses will not exceed approximately 1.06%.

BORROWING
--------------------
Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------
A portfolio may pay brokerage commissions. The portfolio did paid brokerage commissions for the past three years:

      DECEMBER 31,
-------------------------
 2001       2000     1999
-------   --------   ----
$45,099   $105,822   $-0-

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------
No commissions were attributable to the portfolio in 2001.

PORTFOLIO TURNOVER RATE
-------------------------------------------
The turnover rate for the portfolio for year ended December 31, 2001 was 39%.

THE SUB-ADVISER
----------------------------
Capital Guardian serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:
CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN"), 333 South Hope Street, Los Angeles, CA 90071 is the portfolio's investment adviser. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of the Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968 and managed approximately $120.1 billion in investments as of December 31, 2001.
Capital Guardian uses a multiple portfolio manager system under which the portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selection as well as valuation and transaction assessment. An additional portion of the portfolio is managed by a group of investment research analysts.

SUB-ADVISER COMPENSATION
The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.
The percentage for the portfolio is:
     0.50% of assets up to $150 million; 0.45% of assets over $150 million up to $300 million; 0.35% of assets over $300 million up to $500 million; and 0.30% of assets over $500 million.

SUB-ADVISORY FEES
The sub-adviser was paid $183,247 in sub-advisory fees for the year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

(1) The historical financial information for this portfolio has been derived from the prior operating history of the predecessor portfolio, Capital Guardian's U.S. Equity Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                     CGUSE- 2 Capital Guardian U.S. Equity

Capital Guardian Value

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                         CGV- 1 Capital Guardian Value
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO  (1)
---------------------------------------

DIRECTORS' FEES
Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $23,941 in directors' fees and expenses for year ended December 31, 2001 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES
AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $1,614,141, $1,476,561 and $1,856,971 in fees for the year ended December 31,
2001, 2000 and 1999, respectively, to the portfolio's previous investment adviser.

ADMINISTRATIVE SERVICES FEES
Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal periods ended December 31, 1999, 2000 and 2001.

 2001      2000      1999
-------   -------   -------
$73,353   $72,097   $45,114

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------
ATFA does not currently pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual total operating expenses will not exceed approximately 0.92%.

BORROWING
--------------------
Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------
A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions for the past three years.

         DECEMBER 31,
------------------------------
  2001       2000       1999
--------   --------   --------
$321,379   $437,676   $296,817

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------
No commissions were attributable to the portfolio in 2001.

PORTFOLIO TURNOVER RATE
-------------------------------------------
The turnover rate for the year ended December 31, 2001 was 55%.

THE SUB-ADVISER
----------------------------
Capital Guardian serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:
Capital Guardian Trust Company ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071 is the portfolio's investment adviser. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of the Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968 and managed approximately $120.1 billion in investments as of December 31, 2001.
Capital Guardian uses a multiple portfolio manager system under which the portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selection as well as valuation and transaction assessment. An additional portion of the portfolio is managed by a group of investment research analysts.

SUB-ADVISER COMPENSATION
The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.
The percentage for the portfolio is:
     0.50% of assets up to $150 million; 0.45% of assets over $150 million up to $300 million; 0.35% of assets over $300 million up to $500 million; and 0.30% of assets in excess of $500 million.

SUB-ADVISORY FEES

The sub-adviser was paid $929,545 in sub-advisory fees for the year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

(1) The historical financial information for this portfolio has been derived from the prior operating history of the predecessor portfolio, Capital Guardian Value Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                         CGV- 2 Capital Guardian Value

Clarion Real Estate Securities(formerly J.P. Morgan Real
                              Estate Securities)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Invest less than 25% of its assets in securities of issuers primarily engaged in the real estate industry. The portfolio will not invest more than 25% of its assets in the securities of issuers primarily engaged in any other single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Invest directly in real estate or interests in real estate; however, the portfolio may own securities or other instruments backed by real estate, including mortgage-backed securities, or debt or equity securities issued by companies engaged in those businesses and the portfolio may hold and sell real estate acquired by the portfolio as a result of the ownership of securities.

4. Make loans, except that the portfolio (i) may lend portfolio securities with a value not exceeding one-third of the portfolio's total assets, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of debt obligations (including privately issued debt obligations), loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of the decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

(C) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits in connection with transactions in

                                      ATSF
                     CRES- 1 Clarion Real Estate Securities
options, futures contracts, swaps and forward contracts and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

(D) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(F) The portfolio may not invest in companies for the purpose of exercising control or management.

(G) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Clarion Real Estate Securities paid $1,116 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$239,804    $65,319    $24,531

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
 $5,779      $664      $384

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The investment adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
$40,053   $58,192   $51,924

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
----------------------------
  2001      2000      1999
--------   -------   -------
$236,935   $84,510   $17,545

  AFFILIATED BROKERAGE COMMISSIONS
       YEAR ENDED DECEMBER 31
------------------------------------
2001    %    2000    %    1999    %
----   ---   ----   ---   ----   ---
 N/A   N/A   N/A    N/A   N/A    N/A

                                      ATSF
                     CRES- 2 Clarion Real Estate Securities

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
171.63%   291.38%   189.80%

THE SUB-ADVISER
----------------------------

CLARION CRA SECURITIES, L.P. ("CLARION"), located at 259 North Radnor-Chester Road, Suite 205, Radnor, Pennsylvania 19087, serves as sub-advisor for this Portfolio.

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated May 1, 2002, between ATFA and Clarion. The initial term for this agreement ends April 30, 2004, and it continues in effect for year to year if approved annually.

Clarion CRA, is a registered investment adviser, and through its predecessors, has been managing investments in real estate securities on behalf of institutional investors since 1984. As of December 31, 2001, Clarion had approximately $1.8 billion in assets under management.

PORTFOLIO MANAGERS:

T. RITSON FERGUSON, CFA, AND JOSEPH SMITH, CFA have served as co-portfolio managers since May 2002.

MR. FERGUSON is Managing Director and Chief Investment Officer of Clarion CRA. He has more than 15 years of investment experience. Prior to joining Clarion CRA, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisers and Trammell Crow Company where he was involved with acquisition, development and management of commercial real estate since 1986.

MR. SMITH, Director, is a member of the Investment Policy Committee. Before joining CRA Securities in 1997, he was previously with Alex Brown & Sons, Inc., as an Associate in the Real Estate Investment Banking Group.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

     The sub-advisory fee for this portfolio is:          .

     0.40% of the portfolio's average daily net assets, less 50% of excess expenses.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:*

  2001       2000       1999
--------   --------   --------
$120,265    $32,297    $12,266

* Prior to May 1, 2002, J.P. Morgan served as sub-adviser for this portfolio.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                     CRES- 3 Clarion Real Estate Securities

Conservative Asset Allocation

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act.

(B) The portfolio may not sell securities short, except short sales "against the box."

(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

(E) The portfolio may not invest for purposes of exercising control or management.

                                      ATSF
                      CAA- 1 Conservative Asset Allocation

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus.

The percentage for Conservative Asset Allocation is:

  0.10% of the portfolio's average daily net assets

ADMINISTRATIVE SERVICES FEES

The Portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.25%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio did not pay any commissions as it commenced operations on May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

Information is not provided as the portfolio commenced operations on May 1, 2002.

THE SUB-ADVISER
----------------------------

ATFA serves as adviser to Conservative Asset Allocation.

ATFA is located at 570 Carillon Parkway, St. Petersburg, Florida 33716.

PORTFOLIO MANAGER:

The portfolio is managed by an ATFA investment team.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                      CAA- 2 Conservative Asset Allocation

Dreyfus Mid Cap

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Purchase any securities which would cause 25% or more of the value of the portfolio's assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

3. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the portfolio may borrow money in an amount not exceeding one-third of the portfolio's total assets at the time of such borrowings, and (b) the portfolio may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

4. Make loans or lend securities, if as a result thereof more than one-third of the portfolio's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate interests therein).

6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the portfolio's investment program may be deemed an underwriting.

7. Purchase or sell commodities except that the portfolio may enter into futures contracts and related options, forward currency contracts and other similar instruments.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

(B) The portfolio shall not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(C) The portfolio will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitations, illiquid securities shall not include Section 4(2) paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading market for the specific security.

(D) The portfolio may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

(E) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days'

                                      ATSF
                             DMC- 1 Dreyfus Mid Cap
prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Dreyfus Mid Cap paid $981 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio.

ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001      2000     1999(1)
--------   -------   -------
$192,720   $64,970   $7,501

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001    2000   1999(1)
------   ----   -------
$5,059   $794     $73

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001      2000     1999(1)
-------   -------   -------
$76,924   $68,550   $34,541

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
  YEAR ENDED DECEMBER 31
---------------------------
 2001      2000     1999(1)
-------   -------   -------
$46,422   $17,348   $3,922

         AFFILIATED BROKERAGE COMMISSIONS
              YEAR ENDED DECEMBER 31
---------------------------------------------------
 2001       %      2000       %     1999(1)     %
-------   -----   -------   -----   -------   -----
    N/A     N/A       N/A     N/A       N/A     N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000     1999(1)
-------   -------   -------
 77.66%   110.82%    94.19%

(1) Portfolio commenced operations May 3, 1999.

THE SUB-ADVISER
----------------------------

THE DREYFUS CORPORATION ("DREYFUS"), located at 200 Park Avenue, New York, NY 10166, serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 3, 1999 between ATFA and Dreyfus. The agreement, continues in effect from year to year if approved annually.

Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Bank Corporation. Dreyfus manages assets in excess of $128 billion, as of December 31, 2001.

PORTFOLIO MANAGER:

JOHN O'TOOLE has served as portfolio manager since its inception, and has been employed by Dreyfus as a portfolio manager since 1994. Mr. O'Toole is a senior vice president and portfolio manager for

                                      ATSF
                             DMC- 2 Dreyfus Mid Cap

Mellon Equity Associates, LLP, a wholly-owned subsidiary of Mellon Bank, N.A. He has been with Mellon Bank, N.A. since 1979.
SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     0.45% of the first $100 million of the portfolio's average daily net assets; 0.40% of assets in excess of $100 million (from first dollar)

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001      2000     1999(1)
--------   -------   -------
$102,390   $34,034   $3,971

(1) Portfolio commenced operations May 3, 1999.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                             DMC- 3 Dreyfus Mid Cap

DREYFUS SMALL CAP VALUE

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                        DSCV- 1 Dreyfus Small Cap Value
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

(F) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid fees and expenses for the fiscal year ended December 31, 2001 in the amount of $31,805 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees for the past three years to the portfolio's previous investment adviser in the following amounts:

            DECEMBER 31,
   2001         2000         1999
----------   ----------   ----------
$2,054,816   $1,675,098   $1,300,689

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal periods ended December 31, 1999, 2000 or 2001 in the following amounts:

  2001      2000      1999
--------   -------   -------
$100,851   $76,284   $34,255

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not currently pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual total operating expenses will not exceed approximately 0.89%.

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

For the year ended December 31, 2001, the Distributor received an aggregate of $1,142,259 pursuant to the Endeavor Brokerage Enhancement Plan of which $688,020 was attributable to the portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------
A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions for the past three years in the following amounts:

            DECEMBER 31,
   2001         2000         1999
----------   ----------   ----------
$1,804,680   $1,511,039   $1,384,644

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for fiscal year ended December 31, 2001 was 172%.

THE SUB-ADVISER
----------------------------
Dreyfus serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:
The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, is each portfolio's investment adviser. Dreyfus, established in 1951, is one of the nation's leading fund companies, managing approximately $185 billion of assets in 19 mutual fund portfolios as of December 31, 2001. Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation, a global financial services company with approximately $2.6 trillion in assets under management, administration or custody.

PETER I. HIGGINS is the portfolio manager for the Dreyfus Small Cap Value portfolio. Mr. Higgins has been employed by The Boston Company, Inc., a subsidiary of Mellon Bank Corporation, since August 1988 and by Dreyfus since February 1996. He has managed the Dreyfus Small Company Value Fund since November 1997.

SUB-ADVISER COMPENSATION
The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.
The percentage for the portfolio is:

     0.375%

SUB-ADVISORY FEES
The sub-adviser received fees for its services for the fiscal year ended December 31, 2001 in the amount of $963,195.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

(1) The historical financial information is derived from the financial history of the predecessor portfolio, Dreyfus Small Cap Value Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                        DSCV- 2 Dreyfus Small Cap Value

Federated Growth & Income

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell commodities. However, the portfolio may purchase put options on portfolio securities and on financial futures contracts. In addition, the portfolio reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts.

4. Purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

5. Lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the portfolio's investment objective and policies.

6. Underwrite any issue of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the sale of restricted securities which the portfolio may purchase pursuant to its investment objective and policies.

7. Borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Portfolio by enabling the portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The portfolio will not purchase any securities while any borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the portfolio will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio will not sell securities short unless: (i) during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and (ii) not more than 10% of the portfolio's net assets (taken at current value) is held as collateral for such sales at any one time.

(B) The portfolio will not purchase securities on margin, other than in connection with the purchase of put options on financial futures contracts, but may obtain such short-term credits as may be necessary for the clearance of transactions.

(C) The portfolio will not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any

                                      ATSF
                        FGI- 1 Federated Growth & Income
securities for which the Board of Directors or the Sub-Adviser has made a determination of liquidity, as permitted under the 1940 Act.

(D) The portfolio will not purchase securities of a company for the purpose of exercising control or management. However, the portfolio will acquire no more than 10% of the voting securities of an issuer and may exercise its voting power in the portfolio's best interest. From time to time, the portfolio, together with other investment companies advised by affiliates or subsidiaries of Federated Investors, may together buy and hold substantial amounts of a company's voting stock. All such stock may be voted together. In some cases, the portfolio and the other investment companies might collectively be considered to be in control of the company in which they have invested.
(E) The portfolio will not purchase the securities of any issuer (other than the U.S. Government, its agencies, or instrumentalities or instruments secured by securities of such issuers, such as repurchase agreements or cash or cash items) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer, or acquire more than 10% of any class of voting securities of any issuer. For these purposes the portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

(F) The portfolio will not write call options on securities unless the securities are held in the portfolio's portfolio or unless the portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The portfolio will not purchase put options on securities unless the securities are held in the portfolio's portfolio.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Federated Growth & Income paid $6,028 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio.

ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001        2000       1999
----------   --------   --------
$1,529,795   $654,653   $615,256

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
$31,934   $16,991   $27,663

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

2001   2000   1999
----   ----   ----
$-0-   $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                        FGI- 2 Federated Growth & Income

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
  2001       2000       1999
--------   --------   --------
$920,919   $454,593   $281,782

              AFFILIATED BROKERAGE COMMISSIONS
                   YEAR ENDED DECEMBER 31
  ---------------------------------------------------------
    2001       %        2000       %        1999       %
  --------   ------   --------   ------   --------   ------
       N/A      N/A        N/A      N/A        N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
117.05%   147.18%   117.14%

THE SUB-ADVISER
----------------------------

FEDERATED INVESTMENT COUNSELING ("FEDERATED"), located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, serves as sub-adviser to this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1998, between ATFA and Federated. The Agreement continues in effect from year to year if approved annually.

Federated is a wholly-owned subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, Rhodora Donahue, and his son,
J. Christopher Donahue.

PORTFOLIO MANAGERS:

STEVEN J. LEHMAN, "CFA and JOHN L. NICHOL, CFA serve as co-portfolio managers of Federated Growth & Income.

Mr. Lehman has served as co-portfolio manager since September, 1997. Mr. Lehman joined Federated in May, 1997 as a vice president. From 1985 to May, 1997, Mr. Lehman served as a portfolio manager, then Vice President/Senior Portfolio Manager at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

Mr. Nichol has served as the co-portfolio manager since May 2002. Mr. Nichol joined Federated in September 2002 as an Assistant Vice President/ Senior Investment Analyst. From 1992 - August 2000, Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-o-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     0.50% of the first $30 million of average daily net assets; 0.35% of the next $20 million of average daily net assets; and 0.25% of average daily net assets in excess of $50 million

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$603,337   $311,022   $300,086

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                        FGI- 3 Federated Growth & Income

Gabelli Global Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

3. Borrow money except (a) the portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements, (b) the portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes (not for leveraging or borrowing), (c) or pledge its assets other than to secure such issuances or in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies.

4. Make loans except (i) by purchasing fixed-income securities or by entering into repurchase agreements or (ii) by lending the portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

5. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Invest directly in real estate or interests in real estate, including limited partnership interests; however the portfolio may own debt or equity securities issued by companies engaged in those businesses.

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

8. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B) The portfolio may not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

(C) The portfolio may not purchase securities on margin, provided that the fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the fund may make margin deposits in connection with its use of financial futures, forward contracts, or derivative instruments.

(D) The portfolio may not invest for the purpose of exercising control.

                                      ATSF
                          GGG- 1 Gabelli Global Growth

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $1,947 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") serves as investment adviser to the portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)     1999
--------   -------   --------
$449,311   $18,388        N/A

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001    2000(1)   1999
------   -------   ----
$9,921    $191     N.A.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.20%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
$34,285   $14,606       N/A

(1) Portfolio commenced operations September 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
----------------------------
  2001     2000(1)    1999
--------   -------   -------
$171,224(1) $10,412      N/A

         AFFILIATED BROKERAGE COMMISSIONS
              YEAR ENDED DECEMBER 31
---------------------------------------------------
 2001       %      2000       %      1999       %
-------   -----   -------   -----   -------   -----
$ 1,923   1.12%       N/A     N/A       N/A     N/A

(1) The percentage of the portfolios aggregate dollar amount of transactions involving the payment of commissions effected through Gabelli and Company for the fiscal year ended December 31, 2001 was 1.85%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000(1)    1999
-------   -------   -------
109.72%     5.62%       N/A

(1) Portfolio commenced operations on September 1, 2000.

THE SUB-ADVISER
----------------------------

GABELLI ASSET MANAGEMENT COMPANY ("GABELLI"), located at One Corporate Center, Rye, New York 10580-1434, serves as sub-adviser pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended August 30, 2000, between ATFA and Gabelli. The Agreement continues in effect from year to year if approved annually.

PORTFOLIO MANAGER:

MARC J. GABELLI heads an investment team and is primarily responsible for all the investment decisions for the portfolio. Mr. Gabelli has been a portfolio manager and an analyst with Gabelli since 1993.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a

                                      ATSF
                          GGG- 2 Gabelli Global Growth
specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     0.50% of the first $500 million of average daily net assets; 0.40% of assets over $500 million up to $1 billion; and 0.30% of assets in excess of $1 billion

SUB-ADVISER COMPENSATION

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001     2000(1)    1999
--------   -------   -------
$225,026   $8,824        N/A

(1) Portfolio commenced operations on September 1, 2000.

CERTAIN INVESTMENTS
-----------------------------------

SOVEREIGN DEBT SECURITIES

The portfolio may invest in securities issued or guaranteed by any country and denominated in any currency. The Portfolio expects that it generally will invest in developed countries including Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but include additional risks. These additional risks include those resulting from devaluation of currencies, future adverse political and economic developments and other foreign governmental laws.

The portfolio may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. The portfolio will not invest more than 25% of its assets in the securities of supranational entities.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                          GGG- 3 Gabelli Global Growth

GE U.S. Equity

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Purchase any security that would cause 25% or more of the value of the portfolio's assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities. For purposes of this restriction, (a) the government of a country, other than the United States, will be viewed as one industry; and (b) all supranational organizations together will be viewed as one industry.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real-estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 30% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money or issue senior securities (as defined in the 1940 Act), except that the portfolio may borrow money from banks for temporary or emergency purposes (not for leveraging or investment) in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) at the time the borrowing is made. Whenever borrowings, including reverse repurchase agreements, of 5% or more of the portfolio's total assets are outstanding, the portfolio will not purchase securities.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount of the securities sold short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for clearance of transactions. (For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by the portfolio.)

(C) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act. Investments by the portfolio in GEI Short-Term Investment Fund, a private investment fund advised by GEAM, created specifically to serve as a vehicle for the collective investment of cash balances of the portfolio and other accounts advised by GEAM are

                                      ATSF
                            GEUSE- 1 GE U.S. Equity
not subject to this restriction, pursuant to and in accordance with necessary regulatory approvals.

(D) The portfolio may not invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by the portfolio within seven days in the ordinary course of business at approximately the amount at which the portfolio has valued the securities. This Restriction does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(E) The portfolio may not purchase restricted securities if more than 10% of the total assets of the portfolio would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant the Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), that have been determined to be liquid under guidelines established by the Fund's Board of Directors. In no event will the portfolio's investment in illiquid and non-publicly traded securities, in the aggregate, exceed 15% of its net assets.

(F) The portfolio may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the portfolio of its rights under agreements related to portfolio securities would be deemed to constitute such control.

(G) The portfolio may not purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that the portfolio may purchase and sell covered put and call options on securities and stock indexes, and futures contracts and options on futures contracts.

(H) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

With respect to investment restriction 2. above, the portfolio may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, the portfolio may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the portfolio may select its own industry classifications, provided such classifications are reasonable.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. GE U.S. Equity paid $5,297 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
$1,480,096   $1,574,558   $1,177,975

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
$28,513   $20,915   $27,038

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The

                                      ATSF
                            GEUSE- 2 GE U.S. Equity
following Portfolio Expenses were paid by the ATFA for the last three fiscal years:

2001   2000   1999
----   ----   ----
$-0-   $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
  2001       2000     1999(1)
--------   --------   --------
$192,673   $177,592   $133,539

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
  -------------------------------------------------
    2001       %      2000     %      1999     %
  --------   ------   ----   ------   ----   ------
       N/A      N/A   $330      N/A   $241      N/A

(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Paine Webber, Inc. for the fiscal year ended December 31, 1999 was less than 1%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
 53.87%    39.08%    44.01%

THE SUB-ADVISER
----------------------------

GE ASSET MANAGEMENT INCORPORATED ("GEAM"), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated May 1, 1998, between ATFA and GEAM. The Agreement continues in effect from year to year if approved annually.

GEAM is a wholly-owned subsidiary of General Electric Company and is a registered investment adviser. As of December 31, 2001, GEAM oversaw $112.2 billion and managed individual and institutional assets of $75.6 billion, of which more than $16.2 billion was invested in mutual funds.

PORTFOLIO MANAGER:

EUGENE K. BOLTON is Director and Executive Vice President of GEAM. He manages the overall U.S. Equity investments for GEAM. He leads a team of portfolio managers for the portfolio and has served in that capacity since its inception. Mr. Bolton joined GEAM in 1984 as Chief Financial Officer and has been portfolio manager since 1986.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     50% of fees received by the investment adviser for services rendered under the advisory agreement

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$744,546   $782,781   $588,987

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                            GEUSE- 3 GE U.S. Equity

Goldman Sachs Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except (a) the portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the portfolio may purchase securities on margin to the extent permitted by applicable law and (e) the portfolio may engage in mortgage dollar rolls which are accounted for as financings.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from investing in currency and financial instruments and contracts that are commodities or commodity contracts).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not invest in companies for the purpose of exercising control or management.

(B) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(C) The portfolio may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the portfolio's net assets exceed $40,000,000.

(D) The portfolio may not make short sales of securities, except short sales "against the box."

                                      ATSF
                          GSG- 1 Goldman Sachs Growth

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Goldman Sachs Growth paid $805 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") serves as investment adviser to the portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001       2000     1999(1)
--------   --------   -------
$280,680   $124,826   $26,410

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000    1999(1)
------   ------   -------
$4,163   $1,160    $279

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001      2000     1999(1)
-------   -------   -------
$63,966   $51,711   $49,677

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
2001(1)   2000(2)   1999(3)(4)
-------   -------   ----------
$45,286   $19,311    $10,724

     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
------------------------------------------
2001     %      2000     %     1999    %
----   -----   ------   ----   ----   ----
$327    0.72   $1,559   8.07   $198   1.85

(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 2001 was 1.70%.

(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 2000 was 9.04%.

(3) Portfolio commenced operations on May 3, 1999.

(4) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 1999 was 2.44%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000     1999(3)
-------   -------   -------
 17.38%    36.51%    40.46%

(3) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM") serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated May 1, 1999, between ATFA and GSAM. The agreement

                                      ATSF
                          GSG- 2 Goldman Sachs Growth
continues in effect from year to year if approved annually.

PORTFOLIO MANAGER:

HERBERT E. EHLERS has served as head of a thirteen-person investment team that has managed Goldman Sachs Growth since its inception. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     0.50% of the first $50 million of portfolio's average daily net assets; 0.45% of the next $50-100 million in assets; and 0.40% of assets in excess of $100 million and, after the first year of the contract, the minimum fees will be $150,000 (in aggregate)(1)

(1) The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001      2000      1999
--------   -------   -------
$151,960   $68,796   $14,672

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                          GSG- 3 Goldman Sachs Growth

Great Companies -- America(SM)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

2. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities.)

3. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

4. Borrow money or pledge, mortgage or hypothecate any of its assets except that the portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the portfolio's total assets when the borrowing is made.

5. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.

     Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(D) The portfolio may not invest in interest in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

(E) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments). Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Great Companies -- America(SM) paid $2,108 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. ATFA serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)      1999
--------   --------   --------
$923,383   $225,995     N/A

                                      ATSF
                     GCA- 1 Great Companies -- America(SM)

ADMINISTRATIVE SERVICES FEES

The portfolio paid administrative services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the past three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
$11,016   $1,066      N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

2001   2000(1)    1999
----   -------   -------
$-0-    $-0-       N/A

(1) Portfolio commenced operations May 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
  2001     2000(1,2)    1999
--------   ---------   -------
$164,957    $58,989        N/A

     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
-------------------------------------------
 2001       %      2000       %      1999
-------   -----   -------   -----   -------
    N/A     N/A   $36,593   100.00    N/A

(1) Portfolio commenced operations on May 1, 2000.
(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through ISI for the fiscal year ended December 31, 2000 was 100.00%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000(1)    1999
-------   -------   -------
 69.80%    14.67%     N/A

THE SUB-ADVISER
----------------------------

GREAT COMPANIES, LLC. ("GREAT COMPANIES") located at 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to this portfolio pursuant to a Sub-Advisory Agreement dated August 30, 2000, between ATFA and Great Companies. This Agreement continues in effect from year to year if approved annually.

Great Companies is a professional investment management firm. James H. Huguet, John R. Kenney (Chairman of the Board of the Fund), and AEGON USA are each a controlling minority shareholder of Great Companies. Great Companies may be deemed to be an affiliate of the investment adviser.

PORTFOLIO MANAGER:

Jim Huguet, Gerry Bollman, CFA, and Matt Stephani, CFA, CPA, serve as co-portfolio managers for this portfolio.

JIM HUGUET has served as Co-CEO and Manager of Great Companies since May 2000. He has served as manager of each fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut. In May 2000, Mr. Huguet, together with Mr. Kenney and Money Services, Inc., formed Great Companies, LLC.

GERRY BOLLMAN, CFA has served as Executive Vice President of Great Companies since May 2000. He has served as a fund manager of each fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great

                                      ATSF
                     GCA- 2 Great Companies -- America(SM)

Companies, Inc. and then to Great Companies, L.L.C. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut, from 1999 until May 2000.

MATT STEPHANI, CFA, CPA, has served as Vice President of Great Companies, LLC since May 2001. He is responsible for analysis of domestic & foreign securities for Great Companies. From 1995 to May 2001, Mr. Stephani worked for Deloitte & Touche in Wilton, Connecticut, most recently as an accounting manager in the firm's national office.
Great Companies has provided investment advisory services to various clients services since 2000.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-adviser fee for this portfolio is:

     50% of fees received by the investment adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(3)
(3) Excess expenses are those expenses paid by the investment adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001     2000(1)      1999
--------   --------   --------
$463,509   $111,181     N/A

(1) Portfolio commenced operations on May 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                     GCA- 3 Great Companies -- America(SM)

Great Companies -- Global(2)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities.

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

                                      ATSF
                      GCG- 1 Great Companies -- Global(2)

(C) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits made in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(D) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.
     Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(E) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or the segregation of assets in connection with such contracts.

(F) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(G) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Great Companies -- Global(2) paid $543 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)     1999
--------   -------   --------
$ 77,977   $5,486         N/A

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
$ 2,732     $53         N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

                            2001     2000(1)    1999
                           -------   -------   -------
                           $28,548   $10,053       N/A
Amount paid by sub-
  adviser                  $28,548   $10,052       N/A

(1) Portfolio commenced operations September 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                      GCG- 2 Great Companies -- Global(2)

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
  YEAR ENDED DECEMBER 31
---------------------------
 2001     2000(1)(2)   1999
-------   ----------   ----
$18,694     $4,400     N/A

  AFFILIATED BROKERAGE COMMISSIONS
       YEAR ENDED DECEMBER 31
------------------------------------
2001    %    2000(1)     %      1999
----   ---   -------   ------   ----
N/A    N/A   $4,400    100.00   N/A

(1) Portfolio commenced operations on September 1, 2000.
(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through ISI for the fiscal year ended December 31, 2000 was 100%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000(1)    1999
-------   -------   -------
105.88%     6.49%       N/A

(1) Portfolio commenced operations on September 1, 2000.

THE SUB-ADVISER
----------------------------

GREAT COMPANIES, L.L.C. ("GREAT COMPANIES"), located at 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated August 30, 2000 between ATFA and Great Companies. This Agreement continues in effect from year to year if approved annually.

Great Companies is a professional investment management firm. James H. Huguet, John R. Kenney (Chairman of the Board and President of the Fund), and AEGON USA are each a controlling minority shareholder of Great Companies. Great Companies is an affiliate of the Investment Adviser.

PORTFOLIO MANAGERS:

JAMES H. HUGUET, GERALD W. BOLLMAN, CFA and MATT STEPHANI, CFA serve as co-managers of this portfolio.

JIM HUGUET has served as Co-CEO and Manager of Great Companies since May 2000. He has served as manager of each fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut. In May 2000, Mr. Huguet, together with Mr. Kenney and Money Services, Inc., formed Great Companies, LLC.

GERRY BOLLMAN, CFA has served as Executive Vice President of Great Companies since May 2000. He has served as a fund manager of each fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies, L.L.C. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut, from 1999 until May 2000.

MATT STEPHANI, CFA, CPA, has served as Vice President of Great Companies since May 2001. He is responsible for analysis of domestic & foreign securities for Great Companies. From 1995 to May 2001, Mr. Stephani worked for Deloitte & Touche, most recently in Phoenix, Arizona and Wilton, Connecticut as an accounting manager in the firm's national office.

Great Companies has provided investment advisory services to various clients services since 2000.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

50% of fees received by the investment adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(3)

(3) Excess expenses are those expenses paid by the investment adviser on behalf of a portfolio pursuant to any expense limitation

                                      ATSF
                      GCG- 3 Great Companies -- Global(2)

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001     2000(1)     1999
--------   -------   --------
$ 39,099   $2,633         N/A

(1) Portfolio commenced operations on September 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                      GCG- 4 Great Companies -- Global(2)

Great Companies -- Technology(SM)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

2. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities.)

3. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

4. Borrow money or pledge, mortgage or hypothecate any of its assets except that the portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the portfolio's total assets when the borrowing is made.

5. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.

     Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(D) The portfolio may not invest in interest in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

(E) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments). Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Great Companies -- Technology(SM) paid $1,106 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)      1999
--------   --------   --------
$301,667   $101,762        N/A

                                      ATSF
                    GCT- 1 Great Companies -- Technology(SM)

ADMINISTRATIVE SERVICES FEES

The portfolio paid administrative services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

  2001     2000(1)     1999
--------   -------   --------
$  5,728    $906          N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

                               2001    2000(1)    1999
                              ------   -------   ------
                              $    0   $5,276       N/A
Paid by sub-adviser           $    0   $5,276       N/A

(1) Portfolio commenced operations May 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
----------------------------
 2001    2000(1)(2)   1999
-------  ----------  -------
$61,363  $33,120       N/A

    AFFILIATED BROKERAGE COMMISSIONS
         YEAR ENDED DECEMBER 31
----------------------------------------
2001     %     2000(1)     %      1999
----  -------  -------  -------  -------
$ 0     $0     $33,120  100.00     N/A

(1) Portfolio commenced operations on May 1, 2000.
(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through ISI for the fiscal year ended December 31, 2000 was 100.00%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001    2000(1)   1999
-------  -------  -------
75.30%   48.23%     N/A

(1) Portfolio commenced operations on May 1, 2000.

THE SUB-ADVISER
----------------------------

GREAT COMPANIES, L.L.C. ("GREAT COMPANIES"), located at 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to Great Companies --
Technology(SM).

The Sub-Adviser serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement, dated May 1, 2000, between ATFA and Great Companies. This Agreement continues in effect from year to year if approved annually.

Great Companies is a professional investment management firm.

PORTFOLIO MANAGERS:

JAMES H. HUGUET, GERALD W. BOLLMAN, CFA and MATT STEPHANI, CFA, served as co-managers of the portfolio.

JIM HUGUET has served as Co-CEO and Manager of Great Companies since May 2000. He has served as manager of each fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut. In May 2000, Mr. Huguet, together with Mr. Kenney and Money Services, Inc., formed Great Companies, LLC.

GERRY BOLLMAN, CFA has served as Executive Vice President of Great Companies since May 2000. He has served as a fund manager of each fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value

                                      ATSF
                    GCT- 2 Great Companies -- Technology(SM)

Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies, L.L.C. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut, from 1999 until May 2000.

MATT STEPHANI, CFA, CPA, has served as Vice President of Great Companies since May 2001. He is responsible for analysis of domestic & foreign securities for Great Companies. From 1995 to May 2001, Mr. Stephani worked for Deloitte & Touche in Wilton, Connecticut and Phoenix, Arizona, most recently as an Accounting Manager in the firm's national office.

Great Companies has provided investment advisory services to various clients services since 2000.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     50% of fees received by the Investment Adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(3)

(3) Excess expenses are those expenses paid by the investment adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001    2000(1)   1999
--------  -------  -------
$151,362  $50,353    N/A

(1) Portfolio commenced operations on May 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                    GCT- 3 Great Companies -- Technology(SM)

Janus Balanced

INVESTMENT RESTRICTIONS:
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest more than 25% of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Invest directly in real estate or interests in real estate; however, a fund may own debt or equity securities issued by companies engaged in those businesses;

4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements);

6. Act as underwriter of securities issued by others, except to the extent that the portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the portfolio;

7. The portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will reduce within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, and the segregation of assets in connection with such contracts; and

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the portfolio without shareholder approval:

(A) The portfolio may not: (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such fund's commitments under outstanding futures contracts positions of that fund's would exceed the market value of its total assets;

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;

                                      ATSF
                              JB- 1 Janus Balanced

(C) The portfolio may not purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, contracts, swaps, and forward contracts, shall not be deemed to constitute purchasing securities on margin;

(D) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

(E) The portfolio may not mortgage or pledge any securities owned or held by a fund in amounts that exceed, in the aggregate, 15% of that fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;

(F) The portfolio may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

(G) The portfolio may not purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the portfolio's investment adviser or sub-adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule,
Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation;

(H) The portfolio may not invest in companies for the purpose of exercising control or management; and

(I) The portfolio will normally have at least 25% of its total assets invested in fixed-income senior securities, which include corporate debt securities and preferred stock.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio did not pay any fees for fiscal year ended December 31, 2001, as it commenced operations on May 1, 2002.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus.

ADMINISTRATIVE SERVICES FEES

The portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. Information is not included for the fiscal years ended December 31, 1999, 2000, or 2001 as the portfolio commenced operations May 1, 2002.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.40%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                              JB- 2 Janus Balanced

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO TURNOVER RATE
----------------------------------------------

Because the portfolio commenced operations on May 1, 2002, information is not available.

THE SUB-ADVISER
----------------------------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated May 1, 2002 between ATFA and Janus Capital Corporation. The initial term for this agreement ends April 30, 2004, and it continues in effect from year to year if approved annually.

JANUS CAPITAL MANAGEMENT LLC ("JANUS") serves as the sub-adviser to Janus Balanced.

Janus, located at 100 Fillmore Street, Denver, Colorado 80206, has been engaged in the management of the Janus funds since 1969. Janus also serves as investment adviser or sub-adviser to other mutual funds, and for individual, corporate, charitable and retirement accounts. The aggregate market value of the assets managed by Janus was over $182 billion as of December 31, 2001. Janus is partly owned by Stilwell Financial Inc. ("Stilwell"). Stilwell is a publicly traded holding company with principal operations in asset management businesses.

PORTFOLIO MANAGER:

KAREN L. REIDY is Portfolio Manager and Executive Vice President of Janus Balanced. Ms. Reidy also manages other Janus portfolios.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentages for the portfolio are as follows:

  0.45% of the first $500 million of the portfolio's average daily net assets; 0.425% of the next $500 million; and 0.40% of the portfolio's average daily net assets over $1 billion; less 50% of the amount of excess expenses (for first two years).(1)

SUB-ADVISORY FEES

Because the portfolio commenced operations on May 1, 2002, historical information is not available.

NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS INCLUDED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREAS IN THIS SAI.

---------------

(1)Excess expenses are those expenses paid by the investment adviser on behalf of a portfolio pursuant to any expense limitation.
                                      ATSF
                              JB- 3 Janus Balanced

Janus Global (Closed to New Policyowners)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. (a) With respect to 75% of the portfolio's assets, invest in the securities (other than government securities as defined in the 1940 Act) of any one issuer if immediately thereafter, more than 5% of the portfolio's total assets would be invested in securities of that issuer; or (b) with respect to 100% of the portfolio's assets, own more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to Government securities, bank money market instruments or bank repurchase agreements. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold

                                      ATSF
                              JGL- 1 Janus Global
short and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

(C) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(D) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.

Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(E) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or the segregation of assets in connection with such contracts.

(F) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(G) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------
DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Janus Global paid $41,144 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001          2000          1999
-----------   -----------   -----------
$10,429,281   $16,449,036   $10,293,952

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$223,171   $180,453   $223,428

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The investment adviser does not pay expenses on behalf of this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

      AGGREGATE COMMISSIONS
      YEAR ENDED DECEMBER 31
----------------------------------
   2001        2000        1999
----------  ----------  ----------
$2,470,673  $3,173,217  $2,219,248

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
  N/A      N/A      N/A      N/A      N/A      N/A

                                      ATSF
                              JGL- 2 Janus Global

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000     1999
-------  -------  -------
83.21%   82.42%   68.10%

THE SUB-ADVISER
----------------------------

JANUS CAPITAL MANAGEMENT LLC ("JANUS"), located at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated April 3, 2002, as (date), between ATFA and Janus. The agreement continues in effect from year to year if approved annually.

Janus has provided investment management services since 1969. Janus also serves as investment adviser or sub-adviser to other mutual funds, and for individual, corporate, charitable and retirement accounts. The aggregate market value of the assets managed by Janus was over $182 billion as of December 31, 2001. Janus is a majority-owned subsidiary of Stilwell Financial, Inc. ("Stilwell"). Stilwell is a publicly traded holding company with principal operations in asset management businesses.

PORTFOLIO MANAGERS:

HELEN YOUNG HAYES, CFA and LAURENCE CHANG, CFA have served as co-portfolio managers of the Janus Global portfolio since January 2000. Ms. Hayes previously served as manager of this portfolio since its inception. She has been employed by Janus since 1987. Mr. Chang has been employed by Janus since 1993. Before joining Janus, Mr. Chang was a project director at the National Security Archive.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     50% of fees received by ATFA for services rendered under the advisory agreement

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

   2001        2000        1999
----------  ----------  ----------
$5,252,183  $8,186,976  $5,146,976

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                              JGL- 3 Janus Global

Janus Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the value of the portfolio's assets in any particular industry (other than Government securities).

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the portfolio from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the portfolio.

6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% restriction. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, future contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not, as a matter of non-fundamental policy: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and
(ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the

                                      ATSF
                              JGR- 1 Janus Growth
segregation of assets in connection with such transactions.

(C) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

(D) The portfolio may not purchase securities on margin, except that a portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any securities for which the Board of Directors or the Sub-Adviser has made a determination of liquidity, as permitted under the 1940 Act.

(F) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Restrictions (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers to exchange, or as a result of reorganization, consolidation, or merger. If the portfolio invests in a money market fund, the Investment Adviser will reduce its advisory fee by the amount of any investment advisory or administrative service fees paid to the investment manager of the money market fund.

(G) The portfolio may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors.

(H) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Janus Growth paid $58,049 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the investment advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001          2000          1999
-----------   -----------   -----------
$17,751,282   $31,764,432   $25,489,599

ADMINISTRATIVE SERVICES FEES

The portfolio paid administrative services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the previous three fiscal years:

  2001       2000       1999
--------   --------   --------
$313,806   $238,445   $306,127

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001     2000   1999
-------   ----   ----
$   -0-   $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                              JGR- 2 Janus Growth

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

      AGGREGATE COMMISSIONS
      YEAR ENDED DECEMBER 31
----------------------------------
   2001        2000        1999
----------  ----------  ----------
$2,755,073  $1,836,311  $2,717,764

     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
-------------------------------------------
 2001       %      2000       %      1999
-------  -------  -------  -------  -------
  N/A      N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000     1999
-------  -------  -------
60.30%   49.08%   70.95%

THE SUB-ADVISER
----------------------------

JANUS CAPITAL MANAGEMENT LLC ("JANUS"), located at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the portfolio.

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between ATFA and Janus. The agreement continues in effect from year to year if approved annually.

Janus has provided investment management services since 1969. Janus also serves as investment adviser or sub-adviser to other mutual funds, and for individual, corporate, charitable and retirement accounts. The aggregate market value of the assets managed by Janus was over $182 billion as of December 31, 2002. Janus is a majority-owned subsidiary of Stilwell Financial, Inc. ("Stilwell"). Stilwell is a publicly traded holding company with principal operations in asset management businesses.

PORTFOLIO MANAGER:

EDWARD KEELY, CFA, has served as manager of the portfolio since January 2000. He previously served as co-portfolio manager of this portfolio since January 1999. Prior to joining Janus in 1998, Mr. Keely was a senior vice president of investments at Founders.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for this portfolio is:

     0.40% of the portfolio's average daily net assets

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

   2001        2000         1999
----------  -----------  -----------
$8,940,278  $15,817,579  $12,744,800

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                              JGR- 3 Janus Growth

Janus Growth II

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                            JGRII- 1 Janus Growth II
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $70,046 fees or expenses for the fiscal year ended December 31, 2001 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees in the amount of $4,276,468, $8,461,352 and $4,168,729 for the years ended December 31, 2001, 2000 and 1999, respectively, to the portfolio's previous investment adviser. The portfolio commenced operations on May 1, 1999.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal periods ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                2000             1999
        ----                ----             ----
       $92,705            $143,645         $80,523

PORTFOLIO EXPENSES PAID BY (1)
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual operating expenses will not exceed approximately 0.85%.

BORROWING (1)
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.
COMMISSIONS PAID BY THE PORTFOLIO (1)

A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions for the years ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                2000             1999
        ----                ----             ----
      $668,799            $482,680         $393,997

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

For the year ended December 31, 2001, the Distributor received an aggregate of $1,142,559 pursuant to the Endeavor Brokerage Enhancement Plan of which $271,931 was attributable to the portfolio.

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio's turn over rate for the year ended December 31, 2001 was 57%.

THE SUB-ADVISER (1)
----------------------------

Janus serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the portfolio's sub-adviser. Janus is a majority-owned indirect subsidiary of Stilwell Financial, Inc. Janus is a 32-year old investment adviser to a group of mutual funds and individual investors. As of December 31, 2001, Janus managed over $182.5 billion in assets.

The portfolio's day-to-day investments are managed by Edward Keely, CFA, a Vice President at Janus who also currently manages the Janus II Growth Portfolio of the Fund. Prior to joining Janus in 1998, Mr. Keely was Senior Vice President of

(1) The historical information is derived from the financial history of the predecessor portfolio, Endeavor Janus Growth Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                            JGRII- 2 Janus Growth II

Investments at Founders Asset Management where he was also the portfolio manager of Founders Growth Fund from 1994 to 1998. Prior to January, 2000, Mr. Keely co-managed the portfolio and the AEGON/Transamerica Janus Growth portfolio.

SUB-ADVISER COMPENSATION (1)

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the average daily net assets.

The percentage for the portfolio is:

     0.50% (voluntarily waived to 0.40%)

SUB-ADVISORY FEES

The sub-adviser was paid $2,138,234 in sub-advisory fees for the year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                            JGRII- 3 Janus Growth II

JENNISON GROWTH

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                            JNGR- 1 Jennison Growth
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $4,675 in fees or expenses for the fiscal year ended December 31, 2001 to the Endeavor Service Trust Board of Trustees.

ADVISORY FEES (1)

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees in the amount of $272,932, $332,311 and $364,453 for the years ended December 31, 2001, 2000 and 1999, respectively, to the portfolio's previous investment adviser.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal period ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                 2000               1999
        ----                 ----               ----
       $9,941              $14,789             $2,281

PORTFOLIO EXPENSES PAID BY (1)
INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual operating expenses will not exceed approximately 0.99%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.
COMMISSIONS PAID BY THE PORTFOLIO (1)

A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions for the years ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                 2000               1999
        ----                 ----               ----
       $56,205             $97,357            $44,461

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

No commissions were attributable to the portfolio in 2001.

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio's turnover rate for the fiscal year ended December 31, 2001 was 78%.

THE SUB-ADVISER (1)
----------------------------

Jennison Associates LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

Jennison has served as an investment adviser to investment companies since 1990 and manages approximately $62 billion in assets as of December 31, 2001. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

The day-to-day investment management decisions for the portfolio are made by:

- KATHLEEN A. MCCARRAGHER -- an Executive Vice President of Jennison, is also Jennison's Domestic Equity Investment Strategist. Ms. McCarragher joined Jennison in 1998 after a 17 year investment career, including positions at Weiss, Peck & Greer L.L.C. (1992 to 1998) as a managing director and the director of large cap growth equity and State Street Research & Management Company, where she was a member of the Investment Committee.

- MICHAEL A. DEL BALSO -- an Executive Vice President of Jennison, is also Jennison's Director of Equity Research. Mr. Del Balso has been part of the investment team at Jennison since 1972.

(1) The historical information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Jennison Growth Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                            JNGR- 2 Jennison Growth

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.50% of assets up to $300 million; and 0.45% of assets over $300 million.

SUB-ADVISORY FEES

The sub-adviser was paid $160,222 in sub-advisory fees for the year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                            JNGR- 3 Jennison Growth

J.P. MORGAN ENHANCED INDEX

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                      JPMEI- 1 J.P. Morgan Enhanced Index
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio paid fees or expenses for the fiscal year ended December 31, 2001 in the amount of $18,374 to the Endeavor Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees for the fiscal periods ending December 31, 2001, 2000 and 1999, respectively, in the amounts of $1,060,222, $1,030,217 and $782,584 to the portfolio's previous investment adviser.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal period ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                 2000               1999
        ----                 ----               ----
       $55,958             $61,390             $9,860

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual operating expenses will not exceed 0.85%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

No commissions were attributable to this portfolio in 2001.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions in the amounts of $137,500, $147,937 and $89,427 for fiscal years ended December 31, 2001, 2000 and 1999, respectively.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio's turnover rate for fiscal year ended December 31, 2001 was 56%.

THE SUB-ADVISER
----------------------------

J.P. Morgan serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, is the portfolio's sub-adviser. J.P. Morgan is a subsidiary of J.P. Morgan Chase & Co., which had over $600 billion in assets under management as of December 31, 2001.

- An investment advisory group makes the portfolio's day-to-day investment decisions. The advisory group also manages the JPMorgan Smart Index Fund.

(1) The historical information is derived from the predecessor portfolio, Endeavor Enhanced Index Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                      JPMEI- 2 J.P. Morgan Enhanced Index

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.35%

SUB-ADVISORY FEES

The sub-adviser was paid $493,978 in sub-advisory fees for year ended December 31, 2001.

NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS INCLUDED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREA IN THIS SAI.

                                      ATSF
                      JPMEI- 3 J.P. Morgan Enhanced Index

LKCM Capital Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities. It may technically be deemed to be an underwriter under certain securities laws.

3. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposits and bankers' acceptances.

4. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities).

5. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

6. Borrow money or pledge, mortgage or hypothecate any of its assets except that the portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the portfolio's total assets when the borrowing is made.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The portfolio may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or offer of exchange.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. LKCM Capital Growth paid $58 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. AFTA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio

                                      ATSF
                         LKCMCG- 1 LKCM Capital Growth
paid the following amounts for the last three fiscal years:

 2001     2000(1)   1999
-------   -------   ----
$16,658    $415     N/A

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
 $238     $ -0-     N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
$45,304   $ -0-     N/A

(1) Portfolio commenced operations December 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001    2000(1)   1999
-------  -------  -------
$14,925   $522      N/A

     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
-------------------------------------------
 2001       %      2000       %      1999
-------  -------  -------  -------  -------
  N/A      N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001    2000(1)   1999
-------  -------  -------
183.45%  41.64%     N/A

(1) Portfolio commenced operations on December 1, 2000.

THE SUB-ADVISER
----------------------------

LUTHER KING CAPITAL MANAGEMENT CORPORATION ("LKCM"), located at 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated December 1, 2000, between ATFA and Luther King Capital Management Corporation. The Agreement continues in effect from year to year if approved annually.

Ultimate control of Luther King is exercised by J. Luther King, Jr. Luther King provides investment management services to accounts of individual investors, mutual funds, and other institutional investors. Luther King has served as an investment adviser for approximately 18 years.

PORTFOLIO MANAGERS:

LUTHER KING, JR., CFA and FRANK W. CHUN, CFA serve as co-portfolio managers of LKCM Capital Growth.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The fees for the portfolio are as follows:

     50% of fees received by the investment adviser for services rendered under the advisory agreement.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
$8,346    $191      N/A

(1) Portfolio commenced operations on December 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                         LKCMCG- 2 LKCM Capital Growth

LKCM Strategic Total Return

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(C) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.

Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not

                                      ATSF
                     LKCMSTR- 1 LKCM Strategic Total Return
apply in the case of assets deposited to margin or guarantee positions in options, futures contracts and options on futures contracts or placed in a segregated account in connection with such contracts.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 Act or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(F) The portfolio may not invest in companies for the purpose of exercising control or management.

(G) The portfolio may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 10% of the portfolio's total assets would be invested in such securities.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. LKCM Strategic Total Return paid $12,199 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
$3,913,664   $4,639,836   $4,766,336

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
$65,980   $54,419   $89,085

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The investment adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

2001   2000   1999
----   ----   ----
$-0-   $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
  2001       2000       1999
--------   --------   --------
$258,701   $590,867   $513,667

         AFFILIATED BROKERAGE COMMISSIONS
              YEAR ENDED DECEMBER 31
---------------------------------------------------
 2001       %      2000       %      1999       %
-------   -----   -------   -----   -------   -----
    N/A     N/A     N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000     1999
-------   ------   ------
 16.16%   51.66%   45.42%

THE SUB-ADVISER
----------------------------

LUTHER KING CAPITAL MANAGEMENT CORPORATION ("LKCM"), located at 301 Commerce Street,

                                      ATSF
                     LKCMSTR- 2 LKCM Strategic Total Return

Suite 1600, Fort Worth, Texas 76102, serves as sub-adviser to the portfolio.

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between ATFA and LKCM. The agreement continues in effect from year to year if approved annually.

Ultimate control of Luther King is exercised by J. Luther King, Jr. Luther King provides investment management services to accounts of individual investors, mutual funds, and other institutional investors. Luther King has served as an investment adviser for approximately 18 years.

PORTFOLIO MANAGERS:
LUTHER KING, JR., CFA, and SCOT HOLLMANN, CFA, have served as portfolio managers of LKCM Strategic Total Return since its inception. Mr. King has been President of Luther King Capital since 1979. Mr. Hollmann has served as Vice President of Luther King Capital since 1983.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

     50% of fees received by the investment adviser for services rendered under the advisory agreement

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
$1,969,048   $2,307,701   $2,383,168

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                     LKCMSTR- 3 LKCM Strategic Total Return

MFS High Yield

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

(F) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days'

                                      ATSF
                            MFSHY- 1 MFS High Yield
prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio paid fees and expenses for the fiscal year ended December 31, 2001 in the amount of $4,059 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees in the amount of $231,689, $165,882 and $120,397 for the fiscal years ended December 31, 2001, 2000 and 1999, respectively, to the portfolio's previous investment adviser.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed to its previous investment adviser for administrative fees for the fiscal periods ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                 2000               1999
        ----                 ----               ----
       $42,971             $42,527            $41,139

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual operating expenses will not exceed 1.08%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any commissions for the years ended December 31, 1999, 2000 or 2001.

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

The portfolio did not pay any fees for this plan. No commissions were attributable to this portfolio in 2001.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio's turnover rate for fiscal year ended December 31, 2001 was 50%.

THE SUB-ADVISER
----------------------------

MFS serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the portfolio's sub-adviser. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada. As of December 31, 2001, MFS and its institutional advisory affiliates had approximately $141 billion in assets under management.

- BERNARD SCOZZAFAVA -- a Senior Vice President of MFS, is the portfolio manager for the portfolio. Mr. Scozzafava has been a portfolio manager with MFS since 1989.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.375%.

SUB-ADVISORY FEES

The sub-adviser received fees for its services in the amount of $112,196 for the fiscal year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

(1) The historical financial information is derived from the predecessor portfolio, Endeavor High Yield Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                            MFSHY- 2 MFS High Yield

Moderate Asset Allocation

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the portfolio without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B) The portfolio may not sell securities short, except short sales "against the box."

(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

(E) The portfolio may not invest for purposes of exercising control or management.

                                      ATSF
                        MAA- 1 Moderate Asset Allocation

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTOR'S FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio did not pay any fees for fiscal year ended December 31, 2001 as it did not commence operations until May 1, 2002.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus.

The percentage for Moderate Asset Allocation is:

     0.10% of the portfolio's average daily net assets

ADMINISTRATIVE SERVICES FEES

The portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.25%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio commenced operations on May 1, 2002, so information is not included.

PORTFOLIO MANAGER:

An ATFA investment team provides advisory services for this portfolio.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                        MAA- 2 Moderate Asset Allocation

Moderately Aggressive Asset Allocation

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act.

(B) The portfolio may not sell securities short, except short sales "against the box."

(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

(E) The portfolio may not invest for purposes of exercising control or management.

                                      ATSF
                 MAAA- 1 Moderately Aggressive Asset Allocation

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.25%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the fiscal years ended December 31, 1999, 2000, or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so information is not available for fiscal year ended December 31, 2001.

PORTFOLIO MANAGER:

ATFA has an investment team which provides advisory services to this portfolio.

NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS INCLUDED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREAS IN THIS SAI.

                                      ATSF
                 MAAA- 2 Moderately Aggressive Asset Allocation

Munder Net50

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not sell securities short, except short sales "against the box";

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities; and

(C) The portfolio may not purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940, and the rules and regulations thereunder.

In addition to the above, as a fundamental policy, the portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such portfolio (which might result in duplication of certain fees and expenses).

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Munder Net50 paid $404 for the fiscal year ended December 31, 2001.

INVESTMENT ADVISORY FEES

The investment adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory

                                      ATSF
                               MN- 1 Munder Net50
fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001     2000    1999(1)
--------  -------  -------
$100,100  $44,793  $11,839

(1) Portfolio commenced operations May 3, 1999. Prior to May 1, 2001, this portfolio was managed by Goldman Sachs Asset Management and was named Goldman Sachs Small Cap.

ADMINISTRATIVE SERVICES FEES
The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
$2,082    $484     $175

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.50%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
$80,299  $71,522  $60,555

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
----------------------------
2001(1)  2000(2)  1999(3)(4)
-------  -------  ----------
$63,811  $13,913  $14,335

            AFFILIATED BROKERAGE COMMISSIONS
                 YEAR ENDED DECEMBER 31
--------------------------------------------------------
   2001         %      2000       %      1999       %
----------   -------  -------  -------  -------  -------
   N/A         N/A     $218     1.57     $158     1.10

(1) Prior to May 1, 2001, this portfolio was managed by Goldman Sachs Asset Management.
(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 2000 was 47.25%.
(3) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 1999 was 36.91%.
(4) Portfolio commenced operations on May 3, 1999.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000    1999(5)
-------  -------  -------
208.04%  110.38%  340.66%

(5) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------

MUNDER CAPITAL MANAGEMENT ("MUNDER"), located at 480 Pierce Street, Suite 300, Birmingham, Michigan 48009, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2001, between ATFA and Munder Capital Management. The agreement ended April 30, 2002, and it continues in effect from year to year if approved annually.

Munder also acts as investment adviser to other mutual funds and has provided such services since 1985.

                                      ATSF
                               MN- 2 Munder Net50

PORTFOLIO MANAGER:

PAUL J. COOK, CFA leads an investment team of portfolio managers and analysts for the portfolio. He joined the company in 1987 and has 15 years of experience.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

     50% of fees received by the investment adviser, with a minimum fee of $150,000, from periods beginning each year 5/1 and ending on 4/30

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

2001(1)     2000     1999(2)
--------   -------   -------
$169,622   $24,708   $6,577

(1) Prior to May 1, 2001, the portfolio was named WRL Goldman Sachs Small Cap and was sub-advised by Goldman Sachs Asset Management.

(2) Portfolio commenced operations on May 3, 1999.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                               MN- 3 Munder Net50

PBHG Mid Cap Growth (formerly Pilgrim Baxter Mid Cap Growth)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the portfolio's total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the portfolio's total assets will be repaid before making investments.

3. Make loans, except that the portfolio, in accordance with its investment objectives and policies, may purchase or hold debt securities, and enter into repurchase agreements as described in the portfolio's prospectus and this Statement of Additional Information.

4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent the portfolio from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the portfolio's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the portfolio's total assets (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodities Futures Trading Commission regulations, may be excluded in computing the 5% limit. The portfolio (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not invest in companies for the purpose of exercising control.

(B) The portfolio may not pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings as permitted by the portfolio's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts.

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(D) Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

(E) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed

                                      ATSF
                         PBHGMCG- 1 PBHG Mid Cap Growth
discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. PBHG Mid Cap Growth paid $8,180 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001        2000     1999(1)
----------  ----------  -------
$1,319,476  $1,528,934  $76,560

ADMINISTRATIVE SERVICES FEES
The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
$43,648  $15,030   $527

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

  2001     2000    1999(1)
--------  -------  -------
$118,391   $ -0-   $34,986

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 10% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

AGGREGATE BROKERAGE COMMISSIONS
     YEAR ENDED DECEMBER 31
--------------------------------
   2001       2000      1999(1)
----------  ---------  ---------
$142,953    $195,261   $26,811

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
  N/A      N/A      N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000    1999(1)
-------  -------  -------
177.19%  132.70%  155.71%

(1) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------

PILGRIM BAXTER & ASSOCIATES, LTD. ("PILGRIM BAXTER"), located at 1400 Liberty Ridge Drive, Wayne PA 19087, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated May 1, 1999, between ATFA and Pilgrim Baxter and Associates, Ltd. The agreement continues forward from year to year if approved annually.

                                      ATSF
                         PBHGMCG- 2 PBHG Mid Cap Growth

Pilgrim Baxter is a professional investment management firm which, along with its predecessors, has been in business since 1982. Pilgrim Baxter is an indirect wholly-owned subsidiary of Old Mutual plc.

PORTFOLIO MANAGER:

GARY L. PILGRIM, CFA, has served as portfolio manager since March 2001. Mr. Pilgrim is the President of Pilgrim Baxter and has been a growth stock manager for over 30 years.

SUB-ADVISER COMPENSATION
The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

     0.50% of the first $100 million of portfolio's average daily net assets; 0.40% of assets in excess of $100 million (from first dollar)(2)

(2) The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000     1999(1)
--------   --------   -------
$612,121   $722,089   $42,533

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                         PBHGMCG- 3 PBHG Mid Cap Growth

PBHG/NWQ Value Select (formerly, NWQ Value Equity)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies or by entering into repurchase agreements or
(ii) by lending the portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

5. Purchase or sell real estate or real estate limited partnerships (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except from banks for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 10% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 10% limitation. The portfolio may not purchase additional securities when borrowings exceed 5% of total assets.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not purchase on margin or sell short.

(B) The portfolio may not invest more than an aggregate of 15% of the net assets of the portfolio, determined at the time of investment, in illiquid securities, subject to legal or contractual restrictions on resale or securities for which there are no readily available markets.

(C) The portfolio may not invest in companies for the purpose of exercising control or management.

(D) The portfolio may not pledge, mortgage or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value.

(E) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

                                      ATSF
                       PBHG/NWQ- 1 Large Cap Value Select

FEES PAID BY PORTFOLIO *
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. PBHG/NWQ Value Select paid $5,031 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001        2000        1999
----------  ----------  ----------
$1,248,088  $1,068,704  $1,214,963

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
$26,936  $20,003  $35,693

PORTFOLIO EXPENSES PAID BY *
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily agreed, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
 $-0-     $ -0-    $ -0-

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 10% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 10% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO *
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
  YEAR ENDED DECEMBER 31
--------------------------
  2001     2000     1999
--------  -------  -------
$185,200  $146,311 $168,551

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
  N/A      N/A      N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE *
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
 31.41%    46.34%    34.19%

THE SUB-ADVISERS
-----------------------------

PILGRIM BAXTER & ASSOCIATES, LTD. ("PILGRIM BAXTER"), located at 1400 Liberty Ridge Drive, Wayne PA 19087, and NWQ INVESTMENT MANAGEMENT COMPANY, INC. ("NWQ"), located at 2049 Century Park East, 4th Floor, Los Angeles, California 90067, serve as co-sub-advisers to the portfolio pursuant to Sub-Advisory Agreements dated May 1, 2002, between ATFA and Pilgrim Baxter & Associates, Ltd., and between ATFA and NWQ Investment Management Company, Inc. The Agreements continue in effect from year to year if approved annually.

Pilgrim Baxter is a professional investment management firm which, along with its predecessors, has been in business since 1982. Pilgrim Baxter is an indirect wholly-owned subsidiary of Old Mutual plc.

NWQ, is a wholly-owned subsidiary of Old Mutual plc and provides investment management services to institutions and high net worth individuals.

PORTFOLIO MANAGERS:

RAY MCCAFFREY (PBHG), E.C. "TED" FRIEDEL (NWQ) AND JON BOSSE (NWQ) serve as co-

                                      ATSF
                       PBHG/NWQ- 2 Large Cap Value Select
managers of this portfolio. They bring together the benefits of opportunistic and traditional value styles.

SUB-ADVISER COMPENSATION*
The sub-advisers receive monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

     50% of the fees received by the investment adviser less 50% of excess expenses. (The sub-advisers will share in fees in proportion to the assets they manage, subject to voluntary reallocation between them as affiliates.)

SUB-ADVISORY FEES*

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$627,209   $531,186   $607,482

* Prior to May 1, 2002, NWQ served as the sole sub-adviser to this portfolio and the portfolio was named NWQ Value Equity.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       PBHG/NWQ- 3 Large Cap Value Select

PIMCO Total Return

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities and its agencies as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act. A sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

(B) The portfolio may not sell securities short, except short sales "against the box."

(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The portfolio may enter into futures contracts and write and buy put and call options relating to futures contracts.

(E) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable

                                      ATSF
                          PIMCO- 1 PIMCO Total Return
securities of companies that invest in or sponsor such programs.

(F) The portfolio may not invest for purposes of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTOR'S FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio did not pay any fees for fiscal year ended December 31, 2001 as it commenced operations on May 1, 2002.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus.

ADMINISTRATIVE SERVICES FEES

The Portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.20%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio commenced operations on May 1, 2002 so information is not available for year ended December 31, 2001.

THE SUB-ADVISER
----------------------------

Pacific Investment Management Company LLC ("PIMCO") serves as sub-adviser to this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002 between ATFA and PIMCO. The initial term for this agreement ends April 30, 2004, and it continues in effect from year to year if approved annually.

PIMCO, a Delaware limited liability company, is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). PIMCO had approximately $221.8 billion of assets under management as of June 30, 2001.

PORTFOLIO MANAGERS:

WILLIAM H. GROSS, leads an investment team for this portfolio, has served as portfolio manager. Mr. Gross leads an investment team for other PIMCO funds.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentages for the portfolio are as follows:

     0.25% of the portfolio's average daily net assets, less 30% of amount of excess expenses (for the first two years)(1)

---------------

(1)Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.
                                      ATSF
                          PIMCO- 2 PIMCO Total Return

SUB-ADVISORY FEES

The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                          PIMCO- 3 PIMCO Total Return

Salomon All Cap

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts; however, the portfolio may: (a) purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable or holding or selling real estate received in connection with securities it holds; and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies and shall not be prohibited from reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Borrow money, except that the portfolio may borrow from banks for investment purposes up to an aggregate of 15% of the value of its total assets taken at the time of borrowing. The portfolio may borrow for temporary or emergency purposes an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing.

4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

5. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

6. Make loans, except that the portfolio may purchase debt obligations in which the portfolio may invest consistent with its investment objectives and policies or enter into, and make loans of its portfolio securities, as permitted under the 1940 Act.

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not sell securities short. This restriction shall not apply to transactions involving selling securities "short against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $4,841 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001        2000     1999(1)
----------   --------   -------
$1,707,192   $308,146   $25,424

                                      ATSF
                             SAC- 1 Salomon All Cap

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
$24,949  $2,425    $283

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
 $-0-    $85,511  $53,174

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 15% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
2001(1)   2000(1)   1999(1)(3)
--------  --------  ----------
$644,312  $218,874  $32,734

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %     1999(3)     %
-------  -------  -------  -------  -------  -------
 $198     0.03%   $1,464    0.67      N/A      N/A

(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Salomon Smith Barney, Inc. for the fiscal year ended December 31, 2001 and 2000 was G1%.
(2) The portfolio commenced operations on May 3, 1999.
(3) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Salomon Smith Barney, Inc. for the fiscal year ended December 31, 1999 was N/A.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000    1999(2)
-------  -------  -------
83.12%   117.91%  216.29%

(2) The portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------

SALOMON BROTHERS ASSET MANAGEMENT INC ("SABAM"), located at 300 1st Stamford Place, 4th Floor, Stamford, Connecticut 06902, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated May 1, 1999, between ATFA and Salomon Brothers Asset Management Inc. The agreement continues in effect from year to year if approved annually.

SaBAM, is a wholly-owned subsidiary of Salomon Brothers Holding Company, Inc., which is wholly-owned by Salomon Smith Barney Holdings Inc., which is, in turn, wholly-owned by Citigroup.

PORTFOLIO MANAGERS:

JOHN G. GOODE and PETER J. HABLE have served as co-portfolio managers since May 1, 2002. Mr. Goode is a managing director of SaBAM and manages other funds for SaBAM.

Mr. Hable is a managing director of SaBAM and manages other funds for SaBAM.

                                      ATSF
                             SAC- 2 Salomon All Cap

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:
     0.30% of the first $20 million of portfolio's average daily net assets; 0.50% of the next $20-100 million of average daily net assets; and 0.40% of average daily net assets over $100 million(1)

(1) The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000     1999(2)
--------   --------   -------
$826,024   $143,906   $8,475

(2) The portfolio commenced operations on May 3, 1999.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                             SAC- 3 Salomon All Cap

T. Rowe Price Dividend Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the portfolio's net assets exceed $40,000,000.

(B) The portfolio may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the portfolio's net asset value.

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(D) The portfolio may not invest in companies for the purpose of exercising control or management.

                                      ATSF
                     TRPDG- 1 T. Rowe Price Dividend Growth

(E) The portfolio may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or T. Rowe Price Government Reserve Investment Funds.

(F) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(G) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(H) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $735 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001      2000    1999(1)
--------  --------  -------
$296,389  $112,712  $30,980

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
$3,827    $732     $217

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
$59,182  $55,887  $46,989

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001     2000    1999(1)
-------  -------  -------
$44,793  $21,986  $9,115

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
  N/A      N/A      N/A      N/A      N/A      N/A

(1) Portfolio commenced operations May 3, 1999.

                                      ATSF
                     TRPDG- 2 T. Rowe Price Dividend Growth

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000     1999(1)
-------   -------   -------
 32.18%    78.20%    43.76%

(1) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE"), located at 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated May 1, 1999, as amended, between ATFA and T. Rowe Price Associates, Inc. The agreement continues in effect from year to year if approved annually.

PORTFOLIO MANAGER:

THOMAS J. HUBER has managed the T. Rowe Price Dividend Growth Portfolio since March, 2000 and heads an Investment Advisory Committee for this portfolio. He joined T. Rowe Price in 1994.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

     0.50% of first $100 million of average daily net assets and 0.40% of assets over $100 million (from first dollar)

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001      2000      1999
--------   -------   -------
$165,143   $62,136   $17,211

CERTAIN INVESTMENTS
-----------------------------------

MONEY MARKET RESERVES

It is expected that the T. Rowe Price Dividend Growth portfolio will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and its affiliates. The T. Rowe Price Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-22770, July 29,
1997).

The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRIF provide very efficient means of managing the cash reserves of the portfolios. While the funds do not pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The portfolio will only invest in RIF or GRIF to the extent it is consistent with its objectives and programs.

The RIF and GRIF are not insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                     TRPDG- 3 T. Rowe Price Dividend Growth

T. Rowe Price Equity Income

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                      TRPEI- 1 T. Rowe Price Equity Income
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio paid $34,850 in fees and expenses for the fiscal year ended December 31, 2001 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $2,127,309, $1,944,264 and $2,160,124 in advisory fees for the fiscal years ended December 31, 2001, 2000 and 1999, respectively, to the portfolio's previous investment adviser.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal periods ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                 2000               1999
        ----                 ----               ----
      $104,674             $92,694            $53,809

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual operating expenses will not exceed 0.88%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the amount of $156,405 for the fiscal year ended December 31, 2001.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio's turnover rate for the fiscal year ended December 31, 2001 was 19%.

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

No commissions were attributed to the portfolio in 2001.

THE SUB-ADVISER
----------------------------

T. Rowe Price serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, each Portfolio's investment adviser, was founded in 1937. As of December 31, 2001, T. Rowe Price and its affiliates managed over $156.3 billion in investments for more than 8 million individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of
T. Rowe Price Group, Inc., a publicly traded financial services holding company.

BRIAN C. ROGERS -- a Managing Director of T. Rowe Price, manages the T. Rowe Price Equity Income Portfolio day-to-day and has been Chairman of the Portfolio's Investment Advisory Committee since 1995. He joined T. Rowe Price in 1982 and has been managing investments since 1983. Mr. Rogers has managed the T. Rowe Price Equity Income Fund since 1993 and the T. Rowe Price Value Fund since 1994.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.40%.

(1) The historical information is derived from the financial history of the predecessor portfolio, T. Rowe Price Equity Income Portfolio of Endeavor Series Fund, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                      TRPEI- 2 T. Rowe Price Equity Income

SUB-ADVISORY FEES

The sub-adviser was paid $1,063,374 in fees for its sub-advisory services for fiscal year ended December 31, 2001.

CERTAIN INVESTMENTS
-----------------------------------

MONEY MARKET RESERVES

It is expected that the T. Rowe Price Dividend Growth portfolio will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and its affiliates. The T. Rowe Price Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-22770, July 29,
1997).

The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRIF provide very efficient means of managing the cash reserves of the portfolios. While the funds do not pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The portfolio will only invest in RIF or GRIF to the extent it is consistent with its objectives and programs.

The RIF and GRIF are not insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                      TRPEI- 3 T. Rowe Price Equity Income

T. Rowe Price Growth Stock

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                      TRPGS- 1 T. Rowe Price Growth Stock
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

(F) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES
Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio paid $27,226 in fees and expenses for the fiscal year ended December 31, 2001 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser for this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees for the fiscal periods ending December 31, 2001, 2000 and 1999 in the amounts of $1,857,870, $2,227,639 and $1,712,439, respectively, to the portfolio's previous investment adviser.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees in the amounts of $91,113, $102,925 and $42,322 in administrative services for the fiscal period ended December 31, 2001, 2000 and 1999.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual operating expenses will not exceed 0.89%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the amount of $304,500 for the fiscal year ended December 31, 2001.

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions for the years ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                 2000               1999
        ----                 ----               ----
       $39,200               $-0-               $-0-

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio's turnover rate for the fiscal year ended December 31, 2001 was 67%.

THE SUB-ADVISER
----------------------------

T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE"), located at 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to the Portfolio pursuant to
a Sub-Advisory Agreement dated        ,
between ATFA and T. Rowe Price Associates, Inc. The agreement continues in effect from year to year if approved annually.

- Robert W. Smith, a Managing Director of T. Rowe Price, manages the T. Rowe Price Growth Stock Portfolio day-to-day and has been Chairman of the Portfolio's Investment Advisory Committee since 1991. He joined T. Rowe Price in 1992 and has been managing investments since 1991.

(1) The historical information is derived from the financial history of the portfolio's predecessor portfolio, T. Rowe Price Growth Stock Portfolio, of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                      TRPGS- 2 T. Rowe Price Growth Stock

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.40%.

SUB-ADVISORY FEES

The sub-adviser received $927,314 in fees for its services to the portfolio for the fiscal year ended December 31, 2001.

CERTAIN INVESTMENTS
-----------------------------------

MONEY MARKET RESERVES

It is expected that the T. Rowe Price Dividend Growth portfolio will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and its affiliates. The T. Rowe Price Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-22770, July 29,
1997).

The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRIF provide very efficient means of managing the cash reserves of the portfolios. While the funds do not pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The portfolio will only invest in RIF or GRIF to the extent it is consistent with its objectives and programs.

The RIF and GRIF are not insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                      TRPGS- 3 T. Rowe Price Growth Stock

T. Rowe Price Small Cap

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the portfolio's net assets exceed $40,000,000.

(B) The portfolio may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the portfolio's net asset value.

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(D) The portfolio may not invest in companies for the purpose of exercising control or management.

                                      ATSF
                        TRPSC- 1 T. Rowe Price Small Cap

(E) The portfolio may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the Reserve Investment or Government Reserve Investment Funds.

(F) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(G) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(H) The portfolio may not sell securities short, except short sales "against the box."

(I) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $1,260 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

  2001       2000     1999(1)
--------   --------   -------
$278,284   $165,657   $32,294

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000    1999
------   ------   ----
$6,433   $1,767   $402

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001      2000     1999(1)
-------   -------   -------
$18,121   $30,189   $63,542

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001     2000    1999(1)
-------  -------  -------
$55,592  $31,481  $15,525

                                      ATSF
                        TRPSC- 2 T. Rowe Price Small Cap

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
  N/A      N/A      N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000     1999(1)
-------   -------   -------
 42.09%    64.53%   159.02%

(1) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE"), located at 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated May 1, 1999, between ATFA and T. Rowe Price Associates, Inc. The agreement continues in effect from year to year if approved annually.

PORTFOLIO MANAGER:

PAUL W. WOJCIK, CFA, has managed the T. Rowe Price Small Cap portfolio since December 2000 and heads the Investment Team for this portfolio. He joined T. Rowe Price in 1996 and has been a member of the investment team since the portfolio's inception.

SUB-ADVISER COMPENSATION

Each Sub-Adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is 0.35% of the portfolio's average daily net assets.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
$130,440 $76,732  $15,071

CERTAIN INVESTMENTS
-----------------------------------

MONEY MARKET RESERVES

It is expected that the T. Rowe Price Small Cap portfolio will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. The Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-22770, July 29, 1997).

The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRIF provide very efficient means of managing the cash reserves of the portfolios. While the funds do not pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The portfolio will only invest in RIF or GRIF to the extent it is consistent with its objectives and programs.

The RIF and GRIF are not insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                        TRPSC- 3 T. Rowe Price Small Cap

Third Avenue Value

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

2. Invest 25% or more of the value of its total assets in the securities of issuers (other than Government securities) which are determined to be engaged in the same industry or similar trades or businesses or related trades or businesses.

3. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities).

4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Borrow money or pledge, mortgage or hypothecate any of its assets except that the portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the portfolio's total assets when the borrowing is made.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

7. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The portfolio may not invest in securities of other investment companies if the portfolio, after such purchase or acquisition owns, in the aggregate, (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the portfolio, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the portfolio) having an aggregate value in excess of 10% of the value of the total assets of the portfolio.

(D) The portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

The portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Third Avenue Value paid $3,515 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001        2000       1999
----------   --------   --------
$1,064,247   $412,042   $145,682

                                      ATSF
                           TAV- 1 Third Avenue Value

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
$18,450  $3,970   $2,871

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The investment adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
 $ -0-    $ -0-   $10,734

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 5% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
  YEAR ENDED DECEMBER 31
--------------------------
2001(1)    2000    1999(3)
--------  -------  -------
$198,866  $82,677  $7,817

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
-----------------------------------------------------
  2001       %      2000       %      1999       %
--------  -------  -------  -------  -------  -------
$170,453   85.71   $76,474   92.50   $7,452    95.33

(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through M.J. Whitman, Inc. for the fiscal year ended December 31, 2001 was 88.71%.
(2) The percentage of the portfolio aggregate dollar amount of transaction involving the payment of commissions effected through M.J. Whitman, Inc. for the fiscal year ended December 31, 2000 was 87.69%.
(3) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through M.J. Whitman, Inc. for the fiscal year ended December 31, 1999 was G1%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio's investment policies and objectives, which emphasize long-term holdings, should tend to keep the number of portfolio transactions relatively low. Because of this, it does not expect its annual portfolio turnover rate to exceed 50%.

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000     1999
-------  -------  -------
18.13%   24.05%    9.56%

THE SUB-ADVISER
----------------------------

EQSF ADVISERS, INC. ("EQSF"), located at 767 Third Avenue, New York, New York 10017-2023, serves as sub-adviser to the portfolio, pursuant to a Sub-Advisory Agreement May 1, 1998. Advisers and EQSF Advisers, Inc. The agreement continues in effect from year to year if approved annually.

PORTFOLIO MANAGERS:

MARTIN J. WHITMAN and YANG LIE have served as portfolio managers of the portfolio since September 2001. Mr. Whitman previously served as portfolio manager of this portfolio since its inception. Yang Lie serves as portfolio manager for M.J. Whitman Advisers, Inc. and as a senior research analyst for EQSF. Prior to joining EQSF in 1996, Ms. Lie was an equity analyst for Prudential Securities.

Mr. Whitman is Chairman and Chief Executive Officer of the sub-adviser. During the past five years, Mr. Whitman has also served in various executive capacities with M.J. Whitman, Inc. and several other affiliated companies of the sub-adviser engaged in various investment and financial businesses. Mr. Whitman has over 42 years experience in the securities industry, has served as a Distinguished

                                      ATSF
                           TAV- 2 Third Avenue Value

Management Fellow at the Yale School of Management and has been a director of various public and private companies, currently including Danielson Holding Corporation, an insurance holding company and Nabors Industries, Inc., an international oil drilling contractor.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

     50% of fees received by the investment adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(1)

(1) Excess expenses are those expenses paid by the investment adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000      1999
--------   --------   -------
$534,151   $203,994   $72,841

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                           TAV- 3 Third Avenue Value

Transamerica Convertible Securities

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the portfolio without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B) The portfolio may not sell securities short, except short sales "against the box" which includes underlying stocks of convertible securities.

(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

                                      ATSF
                   TCS- 1 Transamerica Convertible Securities

(E) The portfolio may not invest for purposes of exercising control or management.

(F) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

(G) The portfolio may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

(H) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus.

ADMINISTRATIVE SERVICES FEES

The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.30%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

Information is included for the year ended December 31, 2001 as the portfolio commenced operations on May 1, 2002.

THE SUB-ADVISER
----------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated May 1, 2002, between ATFA and Transamerica Investment Management, LLC. The initial term for this agreement ends April 30, 2004, and it continues in effect from year to year if approved annually.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC ("TIM") serves as sub-adviser to Transamerica Convertible Securities.

TIM, located at 1150 South Olive Street, Suite 2700, Los Angeles, CA 90015 is a registered investment adviser, which is wholly owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm, and one of the world's 100 largest public companies. ATFA is an affiliate of TIM.

PORTFOLIO MANAGERS:

KIRK J. KIM, primary manager, and GARY U. ROLLE, CFA, secondary manager, form a team that manages the portfolio. Mr. Rolle is President and Chief Investment Officer of TIM, and Mr. Kim is Vice President and portfolio manager.
                                      ATSF
                   TCS- 2 Transamerica Convertible Securities

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentages for the portfolio are as follows:

  0.40% of the first $500 million of the portfolio's average daily net assets; and 0.35% of the portfolio's average daily net assets in excess of $500 million, less 50% of amount of excess expenses(1)

SUB-ADVISORY FEES

The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

---------------

(1)Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.
                                      ATSF
                   TCS- 3 Transamerica Convertible Securities

Transamerica Equity (formerly, Transamerica Growth)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceed 5% of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

2. Borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of the portfolio's total assets, the portfolio will not make any additional investments;

3. Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the portfolio's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes;

4. Purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the portfolio may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

5. Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to the portfolio's investments in government securities and (b) up to 25% of the value of the assets of the portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act;

6. Invest 25% or more of the Portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies, instrumentalities, or of certificates of deposit and bankers' acceptances;

7. Underwrite any issue of securities, except to the extent that the sale of securities in accordance with the portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the portfolio may acquire securities under circumstances in which, if the securities were sold, the portfolio might be deemed to be an underwriter for purposes of the 1933 Act;

8. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the portfolio may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer;

9. Make short sales of securities or maintain a short position unless, at all times when a short position is open, the portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short;

10. Purchase securities on margin, except that the portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities.

                                      ATSF
                           TE- 1 Transamerica Equity

For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by the portfolio;

11. Invest in commodities, except that the portfolio may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the prospectus;

12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by a portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval:

(A) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the portfolio's total assets would be invested in the securities of any one investment company; or (c) the portfolio would own more than 3% of the total outstanding voting securities of any investment company; and

(B) The portfolio may not invest in companies for the purposes of exercising control or management.

(C) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

In addition to the above, as a fundamental policy, the portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such portfolio (which might result in duplication of certain fees and expenses).

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors to the Board. The portfolio paid $2,268 in fees to the TVIF Board of Managers for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $1,761,862 in fees to Transamerica Investment Management for the year ended December 31, 2001.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Service fees to AEGON/Transamerica Fund Services, Inc.

The portfolio did not pay any administrative services fees for the fiscal years ended December 31, 2001, 2000 or 1999.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.85%.

(1) The historical financial information is derived from the financial history of the portfolio's predecessor portfolio, Transamerica Growth of the Transamerica Variable Insurance Fund, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                           TE- 2 Transamerica Equity

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE (1)
PORTFOLIO
-----------------------------------------

The portfolio paid brokerage commissions in the amount of $270,032 for the fiscal years ended December 31, 2001.

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio's turnover rate for the year ended December 31, 2001 was 51.23%.

THE SUB-ADVISER
----------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated May 1, 2002, between ATFA and Transamerica Investment Management, LLC. The initial term for this agreement ends April 30, 2004, and it continues in effect from year to year if approved annually.

TRANSAMERICA INVESTMENT MANAGEMENT ("TIM") serves as the Sub-Adviser to Transamerica Equity.

TIM, located at 1150 South Olive Street, Los Angeles, California 90015, is a registered investment advisor which is wholly owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm and one of the world's 100 largest public companies.

PORTFOLIO MANAGER:

JEFFREY S. VAN HARTE, CFA, primary manager, and GARY U. ROLLE, CFA, secondary manager, serve as co-managers of this portfolio. Mr. Van Harte is senior vice president and head of Equity Investments, TIM; manager of the Transamerica Premier Equity Fund since 1998 and Transamerica VIF Growth Portfolio since 1984; co-manager of the Transamerica Value Fund since 1998; and was manager of the Transamerica Premier Balanced Fund from 1995 to 1998. He joined Transamerica in 1980.

Mr. Rolle is president & chief investment officer, TIM; chairman & president, Transamerica Income Shares, Transamerica Occidental's Separate Account Fund B and Transamerica Variable Insurance Fund, Inc. and president of Transamerica Investors, Inc. He was chief investment officer, Transamerica Occidental Life Insurance Company, Transamerica Life Insurance & Annuity Company and Transamerica Assurance Company until 2000 and investment officer of these companies since 2000. He has been manager of Transamerica Premier Balanced Fund since 1998 and co-manager of Transamerica Premier Equity Fund since 1999. He joined Transamerica in 1967.

TIM, through its affiliates, has provided investment advisory services to various clients since 1967.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is as follows:

     0.35% of the portfolio's average daily net assets, less 50% of excess expenses.

SUB-ADVISORY FEES (1)

The portfolio received fees in the amount of $1,622,359 for the fiscal year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

(1) The historical financial information is derived from the financial history of the portfolio' predecessor portfolio, Transamerica Growth of the Transamerica Variable Insurance Fund, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                           TE- 3 Transamerica Equity

Transamerica Growth Opportunities (formerly, Transamerica Small Company)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceed 5% of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

2. Borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of the portfolio's total assets, the portfolio will not make any additional investments;

3. Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.43% of the portfolio's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes;

4. Purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the portfolio may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

5. Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to the portfolio's investments in government securities and (b) up to 25% of the value of the assets of the portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act;

6. Invest 25% or more of the Portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies, instrumentalities, or of certificates of deposit and bankers' acceptances.;

7. Underwrite any issue of securities, except to the extent that the sale of securities in accordance with the portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the portfolio may acquire securities under circumstances in which, if the securities were sold, the portfolio might be deemed to be an underwriter for purposes of the 1933 Act;

8. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the portfolio may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer;

9. Make short sales of securities or maintain a short position unless, at all times when a short position is open, the portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short;

10. Purchase securities on margin, except that the portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities.

                                      ATSF
                    TGO- 1 Transamerica Growth Opportunities

For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by the portfolio;

11. Invest in commodities, except that the portfolio may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the prospectus;

12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by a portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval:

(A) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the portfolio's total assets would be invested in the securities of any one investment company; or (c) the portfolio would own more than 3% of the total outstanding voting securities of any investment company; and

(B) The portfolio may not invest in companies for the purposes of exercising control or management.

In addition to the above, as a fundamental policy, the portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such portfolio (which might result in duplication of certain fees and expenses).

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $27 in fees for the fiscal year ended December 31, 2001 to the TVIF Board.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid $11,209 in fees to Transamerica Investment Management, LLC for the fiscal year ended December 31, 2001.

ADMINISTRATIVE SERVICES FEES

The portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any administrative service fees for the fiscal years ended December 31, 2001.

PORTFOLIO EXPENSES PAID BY (1)
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.20%.

BORROWING (1)
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE (1)
PORTFOLIO
-----------------------------------------

The portfolio paid brokerage commissions in the amount of $3,037 for the fiscal year ended December 31, 2001.

(1) The historical information is derived from the portfolio's predecessor portfolio, Transamerica Small Company Portfolio of Transamerica Variable Life Insurance Fund.

                                      ATSF
                    TGO- 2 Transamerica Growth Opportunities

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio's turnover rate for the period ended 12/31/01 was 3.96%.

THE SUB-ADVISER
----------------------------

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated May 1, 2002 between ATFA and Transamerica Investment Management, LLC. The initial term for this agreement ends April 30, 2004, and it continues in effect from year to year if approved annually.

TRANSAMERICA INVESTMENT MANAGEMENT ("TIM") serves as the sub-adviser to Transamerica Small Company.

TIM, located at 1150 South Olive Street, Los Angeles, California 90015, is a registered investment adviser which is wholly-owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm, and one of the world's 100 largest public companies.

PORTFOLIO MANAGER:

CHRISTOPHER J. BONAVICO, CFA and KENNETH F. BROAD, CFA serve as co-managers of this portfolio. Mr. Bonavico is vice president and portfolio manager, TIM, and manager of the Transamerica Premier Aggressive Growth Fund and Transamerica Premier Small Company Fund since 1999. He was manager of the Transamerica Premier Value Fund from 1998 to 1999; manager of the Transamerica Premier Index Fund from inception to 1998; and co-manager of the Transamerica Premier Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. He joined Transamerica in 1993.

Mr. Broad is assistant vice president and portfolio manager, TIM, and co-manager of a Transamerica corporate account. He has been co-manager of the Transamerica Small Company Fund since 2001. Prior to joining Transamerica in 2000, he was vice president, portfolio manager and analyst, Franklin Templeton Investments, 1994-2000.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is as follows:

     0.425% of the fees paid to the investment adviser under the terms of the advisory agreement

SUB-ADVISORY FEES (1)

The portfolio received $0 in fees for its services to the portfolio for the fiscal year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

(1) The historical information is derived from the portfolio's predecessor portfolio, Transamerica Growth Opportunities Portfolio of Transamerica Variable Life Insurance Fund.

                                      ATSF
                    TGO- 3 Transamerica Growth Opportunities

Transamerica Money Market(formerly J.P. Morgan
                         Money Market)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than cash items and "Government securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the value of the portfolio's assets in any particular industry (other than Government securities or obligations of U.S. branches of U.S. banks).

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities.

4. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate (including real estate limited partnerships), commodities, or commodity contracts or interest in oil, gas or mineral exploration or development programs or leases. However, the portfolio may purchase debt securities or commercial paper issued by companies which invest in real estate or interest therein, including real estate investment trusts.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the portfolio.

6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% restriction. This policy shall not prohibit reverse repurchase agreements or the segregation of assets in connection with such transactions.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(C) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(D) The portfolio may not invest more than 10% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any securities for which the Board of Directors or the Sub-Adviser has made a determination of liquidity, as permitted under the 1940 Act.

(E) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Restrictions (i) and (ii) do not apply to securities received as dividends, through offers to

                                      ATSF
                        TMM- 1 Transamerica Money Market
exchange, or as a result of reorganization, consolidation, or merger.

(F) The portfolio may not invest in companies for the purpose of exercising control or management.

(G) The portfolio may not invest in oil, gas or other mineral exploration or development programs, although it may invest in the marketable securities of companies that invest in or sponsor such programs.

Except with respect to borrowing money, if a percentage limitation set forth above in the investment restrictions for each portfolio is complied with at the time of the investment, a subsequent change in the percentage resulting from any change in value of a portfolio's net assets will not result in a violation of such restriction. State laws and regulations may impose additional limitations on borrowing, lending, and the use of options, futures, and other derivative instruments. In addition, such laws and regulations may require a portfolio's investments in foreign securities to meet additional diversification and other requirements.

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Directors to the Board. Transamerica Money Market paid $2,960 for the fiscal year ended December 31, 2001.

ADVISORY FEES (1)

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
$1,688,614   $1,137,891   $1,078,993

ADMINISTRATIVE SERVICES FEES (1)

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000     1999
-------   ------   -------
$15,960   $8,908   $13,674

PORTFOLIO EXPENSES PAID BY (1)
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.70%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

2001   2000   1999
----   ----   ----
$-0-   $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSION PAID BY THE (1)
PORTFOLIO
----------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001     2000     1999
-------  -------  -------
$ -0-     $ -0-    $ -0-

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
  -0-      -0-      -0-      -0-      -0-      -0-

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio does not have a stated portfolio turnover rate, as securities of the type in which it invests are excluded in the usual calculation of that rate.

(1) Prior to May 1, 2002, this portfolio was sub-advised by J.P. Morgan Investment Management Inc.

                                      ATSF
                        TMM- 2 Transamerica Money Market

THE SUB-ADVISER
----------------------------

TRANSAMERICA INVESTMENT MANAGEMENT, LLC ("TIM"), located at 1150 South Olive Street, Suite 2700, Los Angeles, CA 90015, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2000, between AEGON/ Transamerica Advisers and TIM. The Agreement has an initial term ending April 30, 2004, and will continue forward from year to year if approved annually.

TIM is a registered investment adviser, which is wholly owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm, and one of the world's 100 largest public companies. The Fund and TIM are affiliates.
PORTFOLIO MANAGERS:

EDWARD S. HAN, primary manager, and HEIDI HU, CFA, secondary manager, serve as co-managers of this portfolio. Mr. Han joined Transamerica in 1998 and is Assistant Vice President and portfolio manager. Prior to joining Transamerica, Mr. Han was Vice President -- Health Care Finance Group of Bank of America (1993-1998). Ms. Hu serves as portfolio manager to other Transamerica Funds. Prior to joining TIM, she was an analyst at ARCO Investment Management Company.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for the portfolio is:

     0.15% of average daily net assets

SUB-ADVISORY FEES*

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$635,852   $424,088   $404,622

* Prior to May 1, 2002, J.P. Morgan served as sub-adviser to this portfolio.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                        TMM- 3 Transamerica Money Market

Transamerica U.S. Government

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not

                                      ATSF
                     TUSGS- 1 Transamerica U.S. Government
exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(E) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $11,872 fees or expenses for the fiscal year ended December 31, 2001 to the Board of Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees for the years ended December 31, 2001, 2000 and 1999, respectively, in the amounts of $598,458, $490,746 and $560,705 to the portfolio's previous investment adviser.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal period ended December 31, 2001, 2000 and 1999 in the following amounts:

 2001     2000      1999
-------  -------   -------
$37,471  $29,328   $16,347

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual operating expenses will not exceed 0.73%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE (1)
PORTFOLIO
-----------------------------------------

A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions for the past three years in the following amounts:

 1999     2000       2001
-------  -------   --------
$44,456  $65,175   $108,459

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

No commissions were attributable to the portfolio in 2001.

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio's turnover rate for the fiscal year ended December 31, 2001 was 760%.

THE SUB-ADVISER (1)
----------------------------

Transamerica Investment Management, LLC (TIM) serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. TIM commenced its sub-advisory services on May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

MATHEW KUHNS, primary manager, and HEIDI HU, CFA, secondary manager, serve as managers of this portfolio. Mr. Kuhns joined TIM in 1991. Prior to joining TIM, he was AVP of First National Bank of Chicago. He also serves as primary manager of other funds. Ms. Hu also serves as portfolio manager of other TIM funds. Prior to joining TIM, she was an analyst at ARCO Investment Management Company.

                                      ATSF
                     TUSGS- 2 Transamerica U.S. Government

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.15%.

SUB-ADVISORY FEES (1)

The previous sub-adviser to the portfolio received fees in the amount of $138,199 for services to the portfolio for fiscal year ended December 31, 2001.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

(1) The historical information is derived from the portfolio's predecessor portfolio, Dreyfus U.S. Government Securities Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                     TUSGS- 3 Transamerica U.S. Government

Transamerica Value Balanced(formerly, Dean Asset
                           Allocation)

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in excess of 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(C) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets.

(E) The portfolio may not invest in companies for the purpose of exercising control or management.

(F) The portfolio may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 25% of the portfolio's total assets would be invested in such securities.

                                      ATSF
                       TVB- 1 Transamerica Value Balanced

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

The portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Transamerica Value Balanced paid $6,831 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser for this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
$1,874,170   $1,706,549   $2,623,575

ADMINISTRATIVE SERVICES FEES (1)

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
$36,683  $27,413  $50,791

PORTFOLIO EXPENSES PAID BY (1)
INVESTMENT ADVISER
----------------------------------------------

The investment adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
 $-0-     $-0-     $-0-

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 5% of its net assets.

COMMISSIONS PAID BY THE (1)
PORTFOLIO
-----------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
----------------------------
2001(1)     2000    1999(2)
--------  --------  --------
$449,163  $216,565  $521,249

 AFFILIATED BROKERAGE COMMISSIONS
      YEAR ENDED DECEMBER 31
----------------------------------
2001   %    2000   %    1999   %
----  ----  ----  ----  ----  ----
N/A   N/A   N/A   N/A   N/A   N/A

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio's investment policies and objectives, which emphasize long-term holdings, should tend to keep the number of portfolio transactions relatively low. Because of this, it does not expect its annual portfolio turnover rate to exceed 50%.

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001     2000    1999
-------  ------  ------
53.75%   19.57%  88.78%

THE SUB-ADVISER
----------------------------

Transamerica Investment Management (TIM), serves as the sub-adviser to the portfolio.

TIM, located at 1150 South Olive Street, Los Angeles, California 90015, is a registered investment advisor which is wholly owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm and one of the world's 100 largest public companies. TIM is an affiliate of the Fund.

(1) Prior to August 2001, this portfolio was named Dean Asset Allocation and was sub-advised by Dean Investment Associates.

                                      ATSF
                       TVB- 2 Transamerica Value Balanced

PORTFOLIO MANAGER
---------------------------------

JOHN C. RIAZZI, CFA, primary manager, and GARY U. ROLLE, CFA, secondary manager, serve as portfolio managers of this portfolio. They have served as managers since August 2001. Prior to joining TIM in 2001, Mr. Riazzi was a portfolio manager, president and CIO of Dean Investment Associates, former sub-adviser to the portfolio. Mr. Rolle is president and CIO of TIM, and serves as an officer of various Transamerica entities. He joined TIM in 1967.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

  0.35%, less 50% of excess expenses.

SUB-ADVISORY FEES (1)

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000        1999
--------   --------   ----------
$923,217   $848,561   $1,311,787

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       TVB- 3 Transamerica Value Balanced

Value Line Aggressive Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and banker's acceptances.

3. Invest in commodities or commodity contracts except that the portfolio may invest in stock index futures contracts and options on stock index futures contracts.

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, provided that repurchase agreements maturing in more than seven days when taken together with other illiquid investments do not exceed 10% of the portfolio's assets, and (c) loans of securities as permitted by applicable law.

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except that the portfolio may borrow from banks for investment purposes as set forth in the prospectus. Immediately after borrowing, including reverse repurchase agreements, the portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short ("short against the box"), provided that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute selling securities short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

(C) The portfolio may not purchase securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

(D) The portfolio may not invest more than 10% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any securities for which the Board of Directors or sub-adviser has made a determination of liquidity, as permitted under the 1940 Act.

                                      ATSF
                      VLAG- 1 Value Line Aggressive Growth

(E) The portfolio may not invest in companies for the purpose of exercising control or management.

(F) The portfolio may not purchase or sell any put or call options or any combinations thereof, except that the portfolio may write and sell covered call option contracts on securities owned by the portfolio. The portfolio may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transaction"). The portfolio may also purchase and sell put and call options on stock index futures contracts.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $294 for the fiscal year ended December 31, 2001.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
$50,597  $20,892    N/A

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
$1,551    $262      N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the investment adviser for the last three fiscal years:

                         2001     2000(1)    1999
                        -------   -------   -------
                        $17,738   $11,265     N/A
paid by sub-adviser     $17,739   $11,265

(1) Portfolio commenced operations May 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001    2000(1)   1999
-------  -------  -------
$5,455   $5,951     N/A

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
  N/A      N/A      N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001    2000(1)   1999
-------  -------  -------
38.30%   26.13%     N/A

(1) Portfolio commenced operations May 1, 2000.

THE SUB-ADVISER
----------------------------

VALUE LINE, INC. ("VALUE LINE"), located at 220 East 42nd Street, New York, New York 10017-5891, serves as sub-adviser to the portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2000, between ATFA and Value Line, Inc. The Agreement continues in effect from year to year if approved annually.

                                      ATSF
                      VLAG- 2 Value Line Aggressive Growth

Value Line, also acts as investment adviser to other mutual funds and furnishes investment counseling services to private and institutional clients resulting in combined assets under management of over $5 billion. Value Line was organized in 1982 and is the successor to substantially all of the operations of Arnold Bernhard & Co., Inc. which, with its predecessor, has been in business since 1931.

PORTFOLIO MANAGER:
A committee of employees of Value Line, Inc. is jointly and primarily responsible for the day-to-day management of the portfolio.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

     50% of fees received by the investment adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(2)

(2) Excess expenses are those expenses paid by the investment adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
$25,424   $10,321       N/A

(1) Portfolio commenced operations May 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                      VLAG- 3 Value Line Aggressive Growth

Van Kampen Active International Allocation

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances. Industry concentration will be determined in accordance with industry classifications used by the portfolio's benchmark.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The portfolio may not sell securities short, except short sales "against the box."

                                      ATSF
              VKAIA- 1 Van Kampen Active International Allocation

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio paid $19,371 for the fiscal year ended 12/31/01 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to the portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees for the fiscal periods ending December 31, 2001, 2000 and 1999, respectively, in the amounts of $1,323,461, $1,946,198 and $1,697,527 to the portfolio's previous investment adviser.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal periods ended December 31, 2001, 2000 and 1999 in the following amounts:

 2001     2000      1999
-------  -------   -------
$52,724  $84,930   $16,229

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing on January 1, 2003, the portfolio's annual operating expenses will not exceed 0.99%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE (1)
PORTFOLIO
-----------------------------------------

The portfolio paid brokerage commissions in the following amount:

  1999      2000       2001
--------  --------   --------
$193,255  $455,127   $253,909

BROKERAGE ENHANCEMENT PLAN (1)
---------------------------------------------------

No commissions were attributable to the portfolio in 2001.

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio's turnover rate for the year ended December 31, 2001 was 39%.

THE SUB-ADVISER
----------------------------

Van Kampen. Morgan Stanley Investment Management Inc. serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

Morgan Stanley Investment Management Inc. (MSIM), an affiliate of Van Kampen Asset Management Inc., located at 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley Dean Witter & Co. MSIM does business in certain instances (including in its role as sub-adviser to this portfolio) under the name "Van Kampen." As of December 31, 2001, Van Kampen, together with its affiliated asset management companies, managed assets of approximately $415.9 billion.

PORTFOLIO MANAGER:

The portfolio is managed by Van Kampen's Active International Allocation team. Current members of the team include Barton M. Biggs, Managing Director, and Ann
D. Thivierge, Managing Director.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.75% up to $20 million; 0.60% over $20 million up to $50 million; and 0.50% of assets in excess of $50 million. At such times as net assets exceed $200 million, 0.50% of total net assets.

SUB-ADVISORY FEES (1)

The portfolio's previous sub-adviser, T. Rowe Price International, Inc., received fees in the amount of $814,458 for the fiscal year ended December 31, 2001.

                                      ATSF
              VKAIA- 2 Van Kampen Active International Allocation

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

(1) The historical information is derived from the financial history of the portfolio's predecessor portfolio, T. Rowe Price International Stock Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
              VKAIA- 3 Van Kampen Active International Allocation

Van Kampen Asset Allocation

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances. Industry concentration will be determined in accordance with the industry classifications used by the portfolio's benchmark index.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(G) The portfolio may not sell securities short, except short sales "against the box."

                                      ATSF
                      VKAA- 1 Van Kampen Asset Allocation

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid fees and expenses for the fiscal year ended December 31, 2001 in the amount of $39,254 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the past three fiscal years to the portfolio's previous investment adviser:

        2001                 2000               1999
        ----                 ----               ----
     $2,270,752           $3,037,259         $2,772,600

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal periods ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                 2000               1999
        ----                 ----               ----
      $118,688             $159,983           $75,318

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing on January 1, 2003, the portfolio's annual operating expenses will not exceed 0.84%.

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

For the year ended December 31, 2001, the Distributor received an aggregate of $1,142,559 pursuant to the Endeavor Brokerage Enhancement Plan which $143,588 was attributable to the portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE
PORTFOLIO
-----------------------------------------

A portfolio may pay brokerage commissions. The portfolio paid brokerage commissions for the past three years in the following amounts:

        1999                 2000               2001
        ----                 ----               ----
      $323,182             $300,802           $348,589

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio's turnover rate for fiscal year ended December 31, 2001 was 221%.

THE SUB-ADVISER (1)
----------------------------

Van Kampen. Morgan Stanley Investment Management Inc. serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

Morgan Stanley Investment Management Inc. (MSIM), an affiliate of Van Kampen Asset Management Inc. located at 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley Dean Witter & Co. MSIM does business in certain instances (including in its role as sub-adviser to this portfolio) under the name "Van Kampen." As of December 31, 2001, Van Kampen, together with its affiliated asset management companies, managed assets of approximately $415.9 billion.

PORTFOLIO MANAGER:

The portfolio is managed by Van Kampen's Asset Allocation team. Current members of the team include Barton M. Briggs, Managing Director, Cyril Moulle-Berteaux, Managing Director, Francine J. Bovich, Managing Director, and Que Nguyen, Executive Director.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.30%

                                      ATSF
                      VKAA- 2 Van Kampen Asset Allocation

SUB-ADVISORY FEES (1)

The sub-adviser received fees for its services for the last fiscal year in the amount of $906,784.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

(1) The historical information is derived from the financial history of the portfolio's predecessor portfolio, Endeavor Asset Allocation Portfolio of Endeavor Series Trust, the assets of which were transferred to the portfolio on April 30, 2002.

                                      ATSF
                      VKAA- 3 Van Kampen Asset Allocation

Van Kampen Emerging Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, provided that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute selling securities short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

(C) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply in the case of assets deposited to provide margin or guarantee positions in options, futures contracts and options on futures contracts or the segregation of assets in connection with such contracts.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not

                                      ATSF
                       VKEG- 1 Van Kampen Emerging Growth
include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(F) The portfolio may not invest in companies for the purpose of exercising control or management.

(G) The portfolio may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 25% of the portfolio's total assets would be invested in such securities.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio paid $45,816 for the fiscal year ended December 31, 2001.

ADVISORY FEES
AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid the following amounts for the last three fiscal years:

   2001          2000          1999
-----------   -----------   ----------
$10,394,530   $18,276,277   $8,946,705

ADMINISTRATIVE SERVICES FEES

The portfolio paid Administrative Services fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
$247,603   $180,943   $214,882

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The investment adviser did not pay any Portfolio Expenses for the portfolio in the last three fiscal years.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

      AGGREGATE COMMISSIONS
      YEAR ENDED DECEMBER 31
----------------------------------
 2001(1)     2000(2)     1999(3)
----------  ----------  ----------
$2,761,239  $1,959,787  $1,305,965

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
$42,975   1.56    $38,915   1.99    $9,346     <1

(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Morgan Stanley & Co., Incorporated for the fiscal year ended December 31, 2001 was 1.97%.

(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Morgan Stanley & Co., Incorporated for the fiscal year ended December 31, 2000 was 2.37%.

(3) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Morgan Stanley & Co., Incorporated for the fiscal year ended December 31, 1999 was 1.06%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The turnover rate for the portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
178.14%   120.78%   117.72%

                                      ATSF
                       VKEG- 2 Van Kampen Emerging Growth

THE SUB-ADVISER
----------------------------

VAN KAMPEN ASSET MANAGEMENT INC. ("VKAM"), located at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, between ATFA and VKAM (formerly, Van Kampen American Capital Asset Management, Inc.). The agreement continues in effect from year to year if approved annually.

Van Kampen, is a wholly-owned subsidiary of Van Kampen Investments, Inc., which, in turn, is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a financial services company.
PORTFOLIO MANAGER:

The portfolio is managed by VKAM's Multi-Cap Growth team. Current members of the team include Gary Lewis, Managing Director, Dudley Brickhouse, Executive Director, Janet Luby, Executive Director, David Walker, Executive Director, and Matthew Hart, Vice President.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The sub-advisory fee for the portfolio is:

     50% of fees received by the investment adviser for services rendered under the advisory agreement.

SUB-ADVISORY FEES

The sub-adviser was paid fees for its services in the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
$5,237,503   $9,097,902   $4,473,352

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       VKEG- 3 Van Kampen Emerging Growth

Van Kampen Money Market

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances. Industry concentration will be determined in accordance with the industry classifications used by the portfolio's benchmark index.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 10% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not sell securities short, except short sales "against the box."

                                      ATSF
                        VKMM- 1 Van Kampen Money Market

FEES PAID BY PORTFOLIO (1)
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio paid $28,526 in fees and expenses for the fiscal year ended December 31, 2001 to the Endeavor Series Trust Board of Trustees.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio paid advisory fees for the fiscal periods ending December 31, 2001, 2000 and 1999, respectively to the portfolio's previous investment adviser in the amount of $1,137,408, $574,105 and $508,293.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. The portfolio reimbursed its previous investment adviser for administrative fees for the fiscal periods ended December 31, 2001, 2000 and 1999 in the following amounts:

        2001                 2000               1999
        ----                 ----               ----
       $88,246             $45,287            $16,387

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The investment adviser currently does not pay excess expenses for this portfolio, but has agreed that commencing January 1, 2003, the portfolio's annual operating expenses will not exceed 0.57%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE (1)
PORTFOLIO
-----------------------------------------

The portfolio did not pay any brokerage commissions for the past three years.

BROKERAGE ENHANCEMENT PLAN
---------------------------------------------------

No commissions were attributable to the portfolio plan for the fiscal year ended in 2001.

PORTFOLIO TURNOVER RATE (1)
-------------------------------------------

The portfolio's turnover rate for the fiscal year ended December 31, 2001 is not applicable.

THE SUB-ADVISER (1)
----------------------------

Van Kampen, Morgan Stanley Investment Management Inc. serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

Morgan Stanley Investment Management Inc. (MSIM), an affiliate of Van Kampen Asset Management Inc. located at 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley Dean Witter & Co. MSIM does business in certain instances (including in its role as sub-adviser to this portfolio) under the name "Van Kampen." As of December 31, 2001, Van Kampen, together with its affiliated asset management companies, managed assets of approximately $415.9 billion.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets.

The percentage for the portfolio is:

     0.25%.

SUB-ADVISORY FEES

The sub-adviser received fees for its services to the portfolio for the fiscal year ended December 31, 2001 in the amount of $570,051.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

(1) The historical information is derived from the portfolio's predecessor portfolio, Endeavor Money Market Portfolio of Endeavor Series Trust, the assets of which was transferred to the portfolio on April 30, 2002.

                                      ATSF
                        VKMM- 2 Van Kampen Money Market

Additional Information -- All Portfolios

INVESTMENT POLICIES AND STRATEGIES
-----------------------------------------------------------

(This section of this SAI further explains policies and strategies utilized by the portfolios of ATSF. Please refer to each portfolio's prospectus and investment restrictions for the policies and strategies pertinent to a particular portfolio.)

(Each portfolio in the Fund also has its own fees and expenses. Please refer to your specific portfolio's information in this SAI for the information concerning your portfolio.)

LENDING

Each portfolio may lend its portfolio securities subject to the restrictions stated in this Statement of Additional Information. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each portfolio must receive any dividends or interest paid by the issuer on such securities; (c) each portfolio must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each portfolio must receive either interest from the investment of collateral or a fixed fee from the borrower.

State laws and regulations may impose additional limitations on borrowings.

Securities loaned by a portfolio remain subject to fluctuations in market value. A portfolio may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a portfolio may experience delays in, or be prevented from, recovering the collateral. During the period that the portfolio seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The portfolios do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A portfolio may also incur expenses in enforcing its rights. If a portfolio has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

Some of the portfolios may also lend (or borrow) money to other funds that are managed by their respective Sub-Adviser, provided such portfolio seeks and obtains permission from the SEC.

BORROWING

Subject to its investment restrictions, each portfolio may borrow money from banks for temporary or emergency purposes. To secure borrowings, a portfolio may not mortgage or pledge its securities in amounts that exceed a certain percentage of its net assets.

The portfolios with a common Sub-Adviser may also borrow (or lend) money to other portfolios or funds that permit such transactions and are also advised by that Sub-Adviser, provided each portfolio or fund seeks and obtains permission from the SEC. There is no assurance that such permission would be granted.

Certain portfolios may borrow for investment purposes -- this is called "leveraging." Such portfolio may borrow only from banks, not from other investment companies. There are risks associated with leveraging:

- If a portfolio's asset coverage drops below 300% of borrowings, the portfolio may be required to sell securities within three days to reduce its debt and restore the 300% coverage, even though it may be disadvantageous to do so.

- Leveraging may exaggerate the effect on net asset value of any increase or decease in the market value of a portfolio's securities.

- Money borrowed for leveraging will be subject to interest costs. In certain cases, interest costs may exceed the return received on the securities purchased.

- A portfolio may be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fee to maintain a line of credit.

- Either of these requirements would increase the cost of borrowing over the stated interest rate.

SHORT SALES

Each portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. In making short sales Jennison Growth is not limited to short sales or against the box.

FOREIGN SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may purchase certain foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include:

- CURRENCY TRADING COSTS. A portfolio incurs costs in converting foreign currencies into U.S. dollars, and vice versa.

- DIFFERENT ACCOUNTING AND REPORTING PRACTICES. Foreign companies are generally subject to tax laws and to accounting, auditing and financial reporting standards, practices and requirements different from those that apply in the U.S.

- LESS INFORMATION AVAILABLE. There is generally less public information available about foreign companies.

- MORE DIFFICULT BUSINESS NEGOTIATIONS. A portfolio may find it difficult to enforce obligations in foreign countries or to negotiate favorable brokerage commission rates.

- REDUCED LIQUIDITY/INCREASED VOLATILITY. Some foreign securities are less liquid and their prices more volatile, than securities of comparable U.S. companies.

- SETTLEMENT DELAYS. Settling foreign securities may take longer than settlements in the U.S.

- HIGHER CUSTODY CHARGES. Custodianship of shares may cost more for foreign securities than it does for U.S. securities.

- ASSET VULNERABILITY. In some foreign countries, there is a risk of direct seizure or appropriation through taxation of assets of a portfolio. Certain countries may also impose limits on the removal of securities or other assets of a portfolio. Interest, dividends and capital gains on foreign securities held by a portfolio may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY. In some countries, political instability, war or diplomatic developments could affect investments.

These risks may be greater in emerging countries or in countries with limited or emerging markets, In particular, developing countries have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities. As a result, securities of issuers located in developing countries may have limited marketability and may be subject to abrupt or erratic price fluctuations.

At times, a portfolio's foreign securities may be listed on exchanges or traded in markets which are open on days (such as Saturday) when the portfolio does not compute a price or accept orders for purchase, sale or exchange of shares. As a result, the net asset value of the portfolio may be significantly affected by trading on days when policyholders cannot make transactions.

A portfolio may also purchase American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. A portfolio may also invest in American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") and other types of receipts of shares evidencing ownership of the underlying foreign security.

ADRs and ADSs are subject to some of the same risks as direct investments in foreign securities, including the currency risk discussed above. The regulatory requirements with respect to ADRs and ADSs that are issued in sponsored and unsponsored programs are generally similar but the issuers of unsponsored ADRs and ADSs are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the ADRs and ADSs.

FOREIGN EXCHANGE TRANSACTIONS. To the extent a portfolio invests directly in foreign securities, a portfolio may engage in foreign exchange transactions. The foreign currency exchange market is subject to little government regulation, and such transactions generally occur directly between parties rather than on an exchange or in an organized market. This means that a portfolio is subject to the full risk of default by a counterparty in such a transaction. Because such transactions often take place between different time zones, a portfolio may be required to complete a currency exchange transaction at a time outside of normal business hours in the counterparty's location, making prompt settlement of such transaction impossible. This exposes a portfolio to an increased risk that the counterparty will be unable to settle the transaction. Although the counterparty in such transactions is often a bank or other financial institution, currency transactions are generally not covered by insurance otherwise applicable to such institutions.

FOREIGN BANK OBLIGATIONS

A portfolio may invest in foreign bank obligations and obligations of foreign branches of domestic banks. These investments present certain risks.

RISK FACTORS

Risks include the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations.

In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract ("forward contract") is used to purchase or sell foreign currencies at a future date as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time a portfolio has exposure to foreign currencies. These contracts can also be used for other purposes, such as to gain exposure to currencies underlying various securities or financial instruments held in a portfolio. A forward contract, which is also included in the types of instruments commonly known as derivatives, is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

RISK FACTORS

Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.

Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a portfolio's limitation on investing in illiquid securities.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

A portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a portfolio engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a portfolio until it receives payment or delivery from the other party to any of the above transactions.

The portfolio will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. Some of the segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a portfolio may earn income in securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

At the time of settlement, the market value of the security may be more or less than the purchase price. The portfolio bears the risk of such market value fluctuations. These transactions also involve a risk to a portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the portfolio is delayed or prevented from completing the transaction.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to a portfolio's investment restrictions and policies, a portfolio may enter into repurchase or reverse repurchase agreements.

In a repurchase agreement, a portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. A portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a portfolio in connection with bankruptcy proceedings), it is the policy of the portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by a portfolio's Sub-Adviser.

In a reverse repurchase agreement, a portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time.

Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for temporary or emergency purposes without necessity of selling portfolio securities or to earn additional income on portfolio securities such as U.S. Treasury bills and notes. While a reverse repurchase agreement is outstanding, the portfolio will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. Reverse repurchase agreements are considered a form of borrowing by the portfolio for purposes of the 1940 Act. A portfolio will enter into reverse repurchase agreements only with parties that the portfolio's Sub-Adviser deems creditworthy, and that have been reviewed by the Board of Directors of the Fund. Goldman Sachs Growth may, together with other registered investment companies managed by GSAM or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

RISK FACTORS

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a portfolio to greater fluctuations in the value of its assets.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a portfolio assumes a temporary defensive position it may not be able to achieve its investment objective.

U.S. GOVERNMENT SECURITIES

Subject to a portfolio's investment restrictions or policies, a portfolio may invest in U.S. Government obligations which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Examples of the types of U.S. Government securities that the portfolio may hold include the Federal Housing Administration. Small Business Administration, General Services

Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. Government securities may be supported by the full faith and credit of the U.S. Government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. Government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association ("FNMA").

NON-INVESTMENT GRADE DEBT SECURITIES

Subject to limitations set forth in a portfolio's investment policies, a portfolio may invest its assets in debt securities below the four highest grades ("lower grade debt securities" commonly referred to as "junk bonds"), as determined by Moody's Investors Service, Inc. ("Moody's") (lower than Baa) or Standard & Poor's Corporation ("S&P") (lower than BBB). Bonds and preferred stock rated "B" or "b" by Moody's are not considered investment grade debt securities. (See Appendix B for a description of debt securities ratings.)

Before investing in any lower-grade debt securities, a portfolio's Sub-Adviser will determine that such investments meet the portfolio's investment objective. Lower-grade debt securities usually have moderate to poor protection of principal and interest payments, have certain speculative characteristics, and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-grade debt securities may be thinner and less active than for investment grade debt securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for lower-grade debt securities may decline significantly in periods of general economic difficulty or rising interest rates. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

The quality limitation set forth in each portfolio's investment policies is determined immediately after the portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the portfolio's investment policies.

CONVERTIBLE SECURITIES

Subject to any investment limitations set forth in a portfolio's policies or investment restrictions, a portfolio may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS (Preferred Equity Redeemable Stock, converts into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common falls, while the cap price limits gains when the common rises.

Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which a portfolio may invest are subject to the same rating criteria as the portfolio's investment in non-convertible debt securities.

INVESTMENTS IN FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in each portfolio's investment restrictions and policies:

FUTURES CONTRACTS. A portfolio may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or indices of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"). U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a portfolio will incur brokerage fees when it buys or sells futures contracts.

When a portfolio buys or sells a futures contract, it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts generally would be made to seek to hedge against potential changes in interest or currency exchange rates or the prices of a security or a securities index which might correlate with or otherwise adversely affect either the value of a portfolio's securities or the prices of securities which the portfolio is considering buying at a later date. Futures may also be used for managing a portfolio's exposure to change in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets, or in an effort to enhance income.

The buyer or seller of futures contracts is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of an FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with an FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a portfolio, the portfolio may be entitled to return of margin owed to the portfolio only in proportion to the amount received by the FCM's other customers. The portfolio's Sub-Adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCM with which the portfolio does business and by depositing margin payments in a segregated account with the custodian when practical or otherwise required by law.

Although a portfolio would hold cash and liquid assets in a segregated account with a value sufficient to cover the portfolio's open futures obligations, the segregated assets would be available to the portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the portfolio's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the portfolio's return could be diminished due to the opportunity cost of foregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when a portfolio holds or is considering purchasing equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a portfolio might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the portfolio and thereby preventing a portfolio's net asset value from declining as much as it otherwise would have. A portfolio also could seek to protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a portfolio to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a portfolio could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the portfolio could buy equity securities on the cash market. To the extent a portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the portfolio's obligations with respect to futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the portfolio with respect to the futures contracts.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio's Sub-Adviser still may not result in a successful use of futures contracts.

Futures contracts entail risks. Although each portfolio's Sub-Adviser believes that use of such contracts can benefit a portfolio, if the Sub-Adviser's investment judgment is incorrect, a portfolio's overall performance could be worse than if the portfolio had not entered into futures contracts. For example, if a portfolio has attempted to hedge against the effects of a possible decrease in prices of securities held by the portfolio and prices increase instead, the portfolio may lose part or all of the benefit of the increased value of these securities because of offsetting losses in the portfolio's futures positions. In addition, if the portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to a portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a portfolio will not match exactly the portfolio's current or potential investments. A portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the portfolio's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a portfolio's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the portfolio's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with longer settlement periods for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a portfolio may not be able to promptly liquidate unfavorable positions and potentially be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the portfolio's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

Each portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Such guidelines presently require that to the extent that a portfolio enters into futures contracts or options on a futures position that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the portfolio's net assets.

OPTIONS ON FUTURES CONTRACTS. A portfolio may buy and write options on futures contracts. An option on a futures contract gives the portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase and writing of options on futures contracts is similar in some respects to the purchase and writing of options on individual update page securities. See "Options on Securities". Transactions in options on futures contracts generally will be made to attempt to hedge against potential changes in interest rates or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the portfolio's securities or the process of securities which the portfolio is considering buying at a later date. A portfolio may also enter into such transactions for non-hedging purposes (e.g., modify exposure to various currency markets).

The purchase of a call option on a futures contract may or may not be less risky than ownership of the futures contract or the underlying instrument, depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument. As with the purchase of futures contracts, when a portfolio is not fully invested it may buy a call option on a futures contract to attempt to hedge against a market advance.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio's holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the portfolio is considering buying. If a call or put option a portfolio has written is exercised, the portfolio will incur loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respect to the purchase of protective put options on portfolio securities. For example, a portfolio may buy a put option on a futures contract to attempt to hedge the portfolio's securities against the risk of falling prices.

The amount of risk a portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FORWARD CONTRACTS. A portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the portfolio from adverse changes in the relationship between the U.S. dollar and other currencies or to gain exposure to currencies underlying various securities or financial instruments held in a portfolio. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. A portfolio may invest in forward currency contracts with stated contract values of up to the value of the portfolio's assets.

A portfolio may exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell. A portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in or exposed to fluctuations in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge").

Additionally, when a portfolio's Sub-Adviser believes that a foreign currency in which portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward currency contract to sell an amount of that foreign currency (or a proxy currency whose performance is expected to replicate the performance of that currency) for U.S. dollars approximating the value of some or all of the portfolio securities denominated in that currency (not exceeding the value of the portfolio's assets denominated in that currency) or by participating in options or futures contracts with respect to the currency, or, when the portfolio's Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency for a fixed U.S. dollar amount ("position hedge"). This type of hedge seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the security's value relative to other securities denominated in the foreign currency.

A portfolio also may enter into a forward currency contract with respect to a currency where the portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge").

In any of the above circumstances a portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when a portfolio's Sub-Adviser believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the portfolio are denominated ("cross-hedge"). For example, if a portfolio's Sub-Adviser believes that a particular foreign currency may decline relative to the U.S. dollar, a portfolio could enter into a contract to sell that currency or a proxy currency (up to the value of the portfolio's assets denominated in that currency) in exchange for another currency that the Sub-Adviser expects to remain stable or to appreciate relative to the U.S. dollar. Shifting a portfolio's currency exposure from one foreign currency to another removes the portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the portfolio if the portfolio's Sub-Adviser's projection of future exchange rates is inaccurate.

A portfolio also may enter into forward contracts to buy or sell at a later date instruments in which a portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future.

A portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the account will be equal to the amount of the portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated assets, a portfolio may buy call options permitting the portfolio to buy the amount of foreign currency subject to the hedging transaction by a forward sale contract or the portfolio may buy put options permitting the portfolio to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event a portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unforeseen changes in currency prices may result in poorer overall performance for a portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a portfolio's foreign currency denominated portfolio securities.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedging transaction generally will not be precise. In addition, a portfolio may not always be able to enter into forward contracts at attractive prices and accordingly may be limited in its ability to use these contracts in seeking to hedge the portfolio's assets.

Also, with regard to a portfolio's use of cross-hedging transactions, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the portfolio's assets that are subject of the cross-hedging transactions are denominated.

OPTIONS ON FOREIGN CURRENCIES. A portfolio may buy put and call options and may write covered put and call options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies may be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a portfolio may buy put options on the foreign currency. If the value of the currency declines, the portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of exchange rate movements adverse to a portfolio's option position, the portfolio could sustain losses on transactions in foreign currency options which would require that the portfolio lose a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to a portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A portfolio may write options on foreign currencies for the same types of hedging purposes. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium received, and only if exchange rates move in the expected direction. If that does not occur, the option may be exercised and the portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a portfolio is "covered" if the portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the portfolio has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, and if the difference is maintained by the portfolio in cash or high-grade liquid assets in a segregated account with the Fund's custodian.

A portfolio may also write call options on foreign currencies for cross-hedging purposes that may not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the portfolio collateralizes the option by maintaining segregated assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

A portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the portfolio is permitted to invest directly. A portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by the portfolio's Sub-Adviser for monitoring the creditworthiness of those entities. To the extent that an option bought or written by a portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the portfolio's obligations under an option written by the portfolio, as the case may be, will be subject to the portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the portfolio to effect an offsetting transaction at the time when the portfolio's Sub-Adviser believes it would be advantageous for the portfolio to do so.

OPTIONS ON SECURITIES. In an effort to reduce fluctuations in net asset value, a portfolio may write covered put and call options and may buy put and call options and warrants on securities that are traded on United States and foreign securities exchanges and over-the-counter ("OTC"). A portfolio also may write call options that are not covered for cross-hedging purposes. A portfolio may write and buy options on the same types of securities that the portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on a portfolio's writing and buying options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by a portfolio is "covered" if the portfolio (i) maintains cash not available for investment or other liquid assets with a value equal to the exercise price in a segregated account with its custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. A call option written by a portfolio is "covered" if the portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash consideration with its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the portfolio in cash and high-grade liquid assets in a segregated account with its custodian.

A portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating with its custodian cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio's Sub-Adviser believes that writing the option would achieve the desired hedge.

If a put or call option written by a portfolio was exercised, the portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit a portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both or, in the case of a written put option, will permit a portfolio to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other portfolio investments. If a portfolio desires to sell a particular security on which the portfolio has written a call option, the portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

A portfolio may realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; a portfolio may realize a loss from a closing transaction if the price of the purchase transaction is less than the premium paid to buy the option. Because increases in the market of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the portfolio.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a portfolio would have to exercise the options in order to realize any profit. If a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the portfolio delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options,
(ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A portfolio may write options in connection with buy-and-write transactions; that is, a portfolio may buy a security and then write a call option against that security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the portfolio may elect to close the position or take delivery of the security at the exercise price and a portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A portfolio may buy put options to attempt to hedge against a decline in the value of its securities. By using put options in this way, a portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A portfolio may buy call options to attempt to hedge against an increase in the price of securities that the portfolio may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the portfolio.

In purchasing an option, a portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option brought by a portfolio were permitted to expire without being sold or exercised, the portfolio would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

INTEREST RATE SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of a portfolio's investments from interest rate or currency exchange rate fluctuations, a portfolio may enter into interest rate swaps, and may buy or sell interest rate caps and floors. A portfolio expects to enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A portfolio also may enter into these transactions to attempt to protect against any increase in the price of securities the portfolio may consider buying at a later date. A portfolio does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

Swap and swap-related products are specialized OTC instruments and their use involves risks specific to the markets in which they are entered into. A portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value of at least equal to the accrued excess will be segregated with the Fund's custodian. If a portfolio enters into an interest rate swap on other than a net basis, the portfolio would segregate assets in the full amount accrued on a daily basis of the portfolio's obligations with respect to the swap. A portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A portfolio's Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Sub-Advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a portfolio sells (i.e., writes) caps and floors, it will segregate with the custodian cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the portfolio's obligations with respect to any caps or floors.

Interest rate swap transactions are subject to limitations set forth in each portfolio's policies. These transactions may in some instances involve the delivery of securities or other underlying assets by a portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a portfolio would risk the loss of the net amount of the payments that the portfolio contractually is entitled to receive. A portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above.

In addition to the instruments, strategies and risks described in this Statement of Additional Information and in the Prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts, and other hedging techniques, that become available as each portfolio's Sub-Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new instruments and techniques are developed. A Sub-Adviser may use these opportunities to the extent they are consistent with each portfolio's respective investment objective and are permitted by each portfolio's respective investment limitations and applicable regulatory requirements.

SUPRANATIONAL AGENCIES. A portfolio may invest up to 25% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

INDEX OPTIONS. In seeking to hedge all or a portion of its investments, a portfolio may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the portfolios. The portfolios with such option writing authority may write only covered options. A portfolio may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A portfolio may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a portfolio realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a portfolio of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a portfolio to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a portfolio will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a portfolio engage in such a transaction.

WEBS AND OTHER INDEX-RELATED SECURITIES. A portfolio may invest in shares in an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The portfolios also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A portfolio may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A portfolio investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, securities indices, and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the portfolios invest. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or OTC instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a portfolio as the possible loss of the entire premium paid for an option bought by the portfolio, the inability of the portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a portfolio will be able to use those instruments effectively for the purposes set forth above.

In connection with certain of its hedging transactions, assets must be segregated with the Fund's custodian bank to ensure that the portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the portfolio's assets could impede implementation of the portfolio's investment policies or the portfolio's ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges are available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to any limitations set forth in the policies and investment restrictions for a portfolio, a portfolio may invest in zero coupon, pay-in-kind or step coupon securities. Zero coupon and step coupon bonds are issued and traded at a discount from their face amounts. They do not entitle the holder to any periodic payment of interest prior to maturity or prior to a specified date when the securities begin paying current interest. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities may pay all or a portion of their interest or dividends in the form of additional securities. Because they do not pay current income, the price of pay-in-kind securities can be very volatile when interest rates change.

Current Federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code, each portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A portfolio might obtain such cash from selling other portfolio holdings. These actions are likely to reduce the assets to which a portfolio's expenses could be allocated and to reduce the rate of return for the portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the portfolio to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

WARRANTS AND RIGHTS

Subject to its investment limitations, a portfolio may invest in warrants and rights. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to the expiration date.

MORTGAGE-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not.

Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the portfolio. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate which will shorten these securities weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.

The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

ASSET-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. A portfolio will invest its assets in asset-backed securities subject to any limitations set forth in its investment policies or restrictions.

PASS-THROUGH SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest its net assets in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the portfolio. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. Government.

FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. Government.

OTHER INCOME PRODUCING SECURITIES

Subject to each portfolio's investment restrictions and policies, other types of income producing securities that a portfolio may purchase include, but are not limited to, the following types of securities:

VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

STANDBY COMMITMENTS. These instruments, which are similar to a put, give a portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the portfolio at a specified price.

TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

INVERSE FLOATERS. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. A portfolio will not invest more than 5% of its assets in inverse floaters.

A portfolio will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of its portfolio. (See Appendix A regarding income producing securities in which a portfolio may invest.)

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a portfolio may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

The Fund's Board of Directors has authorized each portfolio's Sub-Adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Directors. Under the guidelines, the portfolio's Sub-Adviser will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The portfolio may be restricted in its ability to sell such securities at a time when a portfolio's Sub-Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a portfolio may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

OTHER INVESTMENT COMPANIES

In accordance with certain provisions of the 1940 Act, certain portfolios may invest up to 10% of their total assets, calculated at the time of purchase, in the securities of investment companies. The 1940 Act also provides that a portfolio generally may not invest (i) more than 5% of its total assets in the securities of any one investment company or (ii) in more than 3% of the voting securities of any other investment company. A portfolio will indirectly bear its proportionate share of any investment advisory fees and expenses paid by the funds in which it invests, in addition to the investment advisory fee and expenses paid by the portfolio. However, if the Janus Growth, Janus Growth II or Janus Global portfolios invests in a Janus money market fund, Janus Capital will remit to such portfolio the fees it receives from the Janus money market fund to the extent such fees are based on the portfolio's assets.

BANK AND THRIFT OBLIGATIONS

Bank and thrift obligations in which a portfolio may invest are limited to dollar-denominated certificates of deposit, time deposits and bankers' acceptances issued by bank or thrift institutions. Certificates of deposit are short-term, unsecured, negotiable obligations of commercial banks and thrift institutions. Time deposits are non-negotiable deposits maintained in bank or thrift institutions for specified periods of time at stated interest rates. Bankers' acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.

Bank and thrift obligations in which the portfolio invests may be, but are not required to be, issued by institutions that are insured by the Federal Deposit Insurance Corporation (the "FDIC"). Bank and thrift institutions organized under Federal law are supervised and examined by Federal authorities and are required to be insured by the FDIC. Institutions organized under state law are supervised and examined by state banking authorities but are insured by the FDIC only if they so elect. State institutions insured by the FDIC are subject to Federal examination and to a substantial body of Federal law regulation. As a result of Federal and state laws and regulations, Federally insured bank and thrift institutions are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks and of United Kingdom branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and United Kingdom branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. Certificates of deposit issued by wholly-owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed by that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

A portfolio may purchase obligations, or all or a portion of a package of obligations, of smaller institutions that are Federally insured, provided the obligation of any single institution does not exceed the Federal insurance coverage of the obligation, presently $100,000.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

RISK FACTORS

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject a portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for damages resulting from, environmental problems, casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk. (See "Debt Securities and Fixed-Income Investing" below.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between a portfolio and the issuer, they are not normally traded.

Although no active secondary market may exist for these notes, a portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy a Sub-Adviser that the ratings are within the two highest ratings of commercial paper.

In addition, when purchasing variable rate master demand notes, a Sub-Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand.

RISK FACTORS

In the event an issuer of a variable rate master demand note defaulted on its payment obligations, a portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

DEBT SECURITIES AND FIXED-INCOME INVESTING

Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. Government, its agencies and instrumentalities; or foreign governments; asset-backed securities; CMOs; zero coupon bonds; floating rate, inverse floating rate and index obligations; "strips"; pay-in-kind and step securities.

Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change. For instance, bonds paying interest at a specified rate that does not change are fixed-income securities. When a debt security is purchased, the portfolio owns "debt" and becomes a creditor to the company or government.

Fixed-income securities generally include short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, or preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period of time. A portfolio may vary the average maturity of its portfolio of debt securities based on the Sub-Adviser's analysis of interest rate trends and factors.

Bonds rated Baa by Moody's or BBB by S&P are considered medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payment prospects and principal security for such bonds appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. (See Appendix B for a description of debt securities ratings.)

RISK FACTORS

Investments in debt securities are generally subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of debt securities, whereas a decline in interest rates will tend to increase their value.

Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. A portfolio's share price and yield will also depend, in part, on the quality of its investments in debt securities.

Such securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the portfolio's share price will depend upon the extent of the portfolio's investment in such securities.

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk bonds") are debt securities rated below investment grade by the primary rating agencies (such as S&P and Moody's ). (See Appendix B for a description of debt securities rating.)

RISK FACTORS

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower rated securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investment.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

In the event of a default, a portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as higher quality securities.

TRADE CLAIMS

Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. Trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

RISK FACTORS

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by Federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

BRADY BONDS

Subject to its investment policies and restrictions, a portfolio may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. Generally, CMOs are issued or guaranteed by the U.S. government or its agencies or instrumentalities or maybe collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Certain CMOs in which a Portfolio may invest are not guaranteed by the U.S. government or its agencies or instrumentalities.

DOLLAR ROLL TRANSACTIONS

A portfolio may enter into "dollar roll" transactions, which consist of the sale by the portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a portfolio agrees to buy a security on a future date.

A portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. (The Transamerica U.S. Government Securities Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.)

Dollar rolls are treated for purposes of the 1940 Act as borrowings of a portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a portfolio. For example, while a portfolio receives a fee as consideration for agreeing to repurchase the security, the portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a portfolio, thereby effectively charging the portfolio interest on its borrowing. Further, although a portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the portfolio's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a portfolio is able to purchase them. Similarly, the portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a portfolio, the security that the portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

EXCHANGE TRADED FUNDS (ETFS)

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

HYBRID INSTRUMENTS

Subject to its investment restrictions and strategies, a portfolio may invest in hybrid instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited

INDEXED SECURITIES

A portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

INTEREST RATE TRANSACTIONS

Subject to its investment restrictions and strategies, a portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. A portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date. A portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the portfolio may be obligated to pay. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

A portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the investment advisers to the portfolios and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.

MUNICIPAL FIXED-INCOME SECURITIES

Subject to its investment restrictions and strategies, a portfolio may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the

U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.

Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

A portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the portfolio's investment adviser would consider such events in determining whether the portfolio should continue to hold it.

The ability of the portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the portfolio.

From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the portfolio. If such legislation were passed, the Fund's Board of Directors may recommend changes in the portfolio's investment objectives and policies.

NON-MORTGAGE ASSET-BACKED SECURITIES

Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

The purchase of non-mortgage asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

PASSIVE FOREIGN INVESTMENT COMPANIES

A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolio held its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Portfolio intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolio will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

PREFERRED STOCKS

A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/ redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

LOAN PARTICIPATIONS

Certain portfolios may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the portfolio intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the portfolio has direct recourse against the corporate borrower, the portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the portfolio were determined to be subject to the claims of the agent bank's general creditors, the portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the portfolio does not receive scheduled interest or principal payments on such indebtedness, the portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the portfolio bears a substantial risk of losing the entire amount invested.

The portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limits, the portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the portfolio and the corporate borrower, if the participation does not shift to the portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what a sub-adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the portfolio currently intend to treat indebtedness for which there is no readily available markets as illiquid for purposes of the portfolio's limitation or illiquid investments. Investments in loan participations are considered to debt obligations for purposes of the portfolio's investment restrictions relating to the lending of funds or assets by the portfolio.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the portfolio. For example, if a loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the portfolio relies on the sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the portfolio.

CREDIT DEFAULT SWAPS

Certain portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the portfolio would keep the stream of payments and would have no payment obligations. As the seller, the portfolio would be subject to investment exposure on the notional amount of the swap.

The portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk -- that the seller may fail to satisfy its payment obligations to the portfolio in the event of a default.

EVENT-LINKED BONDS

Certain portfolios may invest up to 5% of its net assets in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

MANAGEMENT OF THE FUND
DIRECTORS AND OFFICERS
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The Fund is governed by a Board of Directors. Subject to the supervision of the Board of Directors, the assets of each portfolio are managed by an investment adviser and sub-advisers, and by portfolio managers. The Board of Directors is responsible for managing the business and affairs of the Fund and oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-adviser. Information about the Directors and officers of the Fund is as follows:

                                                                                            NUMBER
                                                                                              OF
                                             TERM OF                                      PORTFOLIOS
                                              OFFICE                                          IN
                                               AND                                         COMPLEX
                                POSITION(S)   LENGTH                                       OVERSEEN
                                 HELD WITH   OF TIME        PRINCIPAL OCCUPATION(S)           BY       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS              FUND*      SERVED          DURING PAST 5 YEARS          DIRECTOR     HELD BY DIRECTOR
---------------------           -----------  --------  ---------------------------------  ----------   -------------------
--------------------------------------------------------------------------------------------------------------------------
                                                   Interested Directors
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**John R. Kenney                Chairman,    From      Chairman, Director & Co-CEO of         93       N/A
  570 Carillon Parkway          Director     1986 to   Great Companies, L.L.C.; Chairman
  St. Petersburg, FL                         present   of Western Reserve Life Assurance
  33716                                                Co. of Ohio (1996-present);
  (DOB 2/8/38)                                         Trustee & Chairman of IDEX Mutual
                                                       Funds (investment company) St.
                                                       Petersburg, FL.
**Larry Norman                  Director     From      Executive Vice President, Chief        93       N/A
  4333 Edgewood Road NE                      2002 to   Operating Officer of AEGON USA
  Cedar Rapids, Iowa 52499                   present   (Cedar Rapids, IA); Trustee of
  (DOB 1/8/53)                                         IDEX Mutual Funds, St.
                                                       Petersburg, Fl.
--------------------------------------------------------------------------------------------------------------------------
                                                  Independent Directors
--------------------------------------------------------------------------------------------------------------------------
Peter R. Brown                  Vice         From      Chairman of the Board, Peter           93       N/A
  11180 6th Street East         Chairman,    1986 to   Brown Construction Company
  Treasure Island, FL 33708     Director     present   (construction contractors and
  (DOB 5/10/28)                                        engineers), Largo, FL
                                                       (1963-2000); Vice Chairman of
                                                       IDEX Mutual Funds; Rear Admiral
                                                       (Ret.) U.S. Navy Reserve, Civil
                                                       Engineer Corps.
Charles C. Harris               Director     From      Trustee of IDEX Mutual Funds           93       N/A
  35 Winston Drive                           1986 -    (March 1994 - present)
  Clearwater, FL 33756                       present
  (DOB 1/15/30)
Russell A. Kimball, Jr.         Director     From      General Manager, Sheraton              93       N/A
  1160 Gulf Boulevard                        1986 to   Sand Key Resort (resort hotel),
  Clearwater Beach, FL 34630                 present   Clearwater Beach, FL (1975 -
  (DOB 8/17/44)                                        present) Trustee - IDEX Mutual
                                                       Funds (March, 2002).
William W. Short, Jr.           Director     From      Trustee of IDEX Mutual Funds;          93       N/A
  12420 73rd Court                           2000 to   President & majority shareholder
  Largo, FL 33773                            present   of Shorts, Inc. (men's retail
  (DOB 2/25/36)                                        apparel); Chairman of Southern
                                                       Apparel Corporation, S.A.S.
                                                       Apparel Corporation and S.A..C.
                                                       Distributors (nationwide
                                                       wholesale apparel distributors),
                                                       Largo, FL.
Daniel Calabria                 Director     From      Trustee, IDEX Mutual Funds (1996       93       N/A
  7068 S. Shore Drive S.                     June,     - present); Trustee (1993 -
  South Pasadena, FL 33707                   2001 to   present) of the Florida Tax Free
  (DOB 3/05/36)                              present   Funds (mutual funds).

                                                                                            NUMBER
                                                                                              OF
                                             TERM OF                                      PORTFOLIOS
                                              OFFICE                                          IN
                                               AND                                         COMPLEX
                                POSITION(S)   LENGTH                                       OVERSEEN
                                 HELD WITH   OF TIME        PRINCIPAL OCCUPATION(S)           BY       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS              FUND*      SERVED          DURING PAST 5 YEARS          DIRECTOR     HELD BY DIRECTOR
---------------------           -----------  --------  ---------------------------------  ----------   -------------------
Janice B. Case                  Director     From      Trustee, IDEX Mutual Funds             93       N/A
  205 Palm Island NW                         June,     (March, 2002 - present); Senior
  Clearwater, Florida 33767                  2001 to   Vice President (1996 - 2000),
  (DOB 9/27/52)                              present   Florida Power Corporation, St.
                                                       Petersburg, FL.
Leo J. Hill                     Director     From      Trustee - IDEX Mutual Funds            93       N/A
  2101 N. Main St.                           June,     (March 2002 - present); Owner,
  Gainesville, Florida 32609                 2001 -    Prestige Lincoln-Mercury (2001 -
                                             present   present); Market President (1997-
                                                       1998), National Bank; President &
                                                       CEO (1994-1997), Barnett Bank of
                                                       the Treasure Coast, Florida.

---------------

  * Each Director holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Directors are elected and until his or her successor is elected and qualified, or (2) a Director resigns or his or her term as a Director is terminated in accordance with the applicable Company's by-laws. The executive officers are elected and appointed by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

 ** May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

COMMITTEES OF THE BOARD

The Fund has a standing Audit Committee consisting of the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) ("Independent Directors"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two meetings during the fiscal year ended December 31, 2001. The Audit Committee members include Peter R. Brown, Chairman, Russell A. Kimball, Jr., Charles C. Harris, William W. Short, Jr. and Leo J. Hill.

The Fund has a Nominating Committee consisting of: Peter R. Brown, Chairman, Russell A. Kimball, Jr., Charles C. Harris, William W. Short, Jr. and Daniel Calabria. The Fund's Compensation Committee consists of all of the independent Directors (namely, Peter R. Brown, William W. Short, Jr., Daniel Calabria, Janice B. Case, Charles C. Harris, Russell A. Kimball, Jr. and Leo J. Hill). The Nominating Committee's function is to nominate and evaluate independent Director candidates. The Compensation Committee reviews the compensation arrangement for each of the Directors. The Nominating Committee will not consider nominees recommended by Policyowners. The Nominating Committee met 3 times and the Compensation Committee met 1 time during the fiscal year ended December 31, 2001.

The Fund has a Valuation Committee consisting of John R. Kenney, and such other officers of the Fund and the Investment Adviser, each of whom shall serve at the pleasure of the Board of Directors as members of the Valuation Committee. This committee determines the value of any of the Fund's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The committee met 12 times in 2001.

The Fund also has an Executive Committee, whose members include John R. Kenney, Larry Norman and Peter R. Brown. The Executive Committee may perform all of the functions which may be performed by the Board of Directors, except as set forth in the Articles Fund's By-Laws, or as prohibited by applicable. The committee did not meet in 2001.

DIRECTOR OWNERSHIP OF EQUITY SECURITIES

The Directors of the Fund did not beneficially own shares of any Portfolio of the Fund, except as set forth in the following table:

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                    EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                                           DOLLAR RANGE OF EQUITY     COMPANIES OVERSEEN BY
                                                             SECURITIES IN THE        DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                                                PORTFOLIOS*           INVESTMENT COMPANIES
----------------                                           ----------------------   -------------------------
Peter R. Bown............................................        N/A                   $50,001 - $100,000
Charles C. Harris........................................        N/A                                  -0-
Russell A. Kimbell, Jr...................................        N/A                        Over $100,000
William W. Short, Jr.....................................        N/A                        Over $100,000
Daniel Calabria..........................................        N/A                         $1 - $10,000
Janice B. Case...........................................        N/A                                  -0-
John R. Kenney**.........................................        N/A                        Over $100,000
Leo Hill.................................................        N/A                    $10,000 - $50,000
Larry Norman**...........................................        N/A                                  -0-

---------------
 * As of December 31, 2001.
** Interested Directors as defined in the 1940 Act due to employment with an ATFA affiliate.

CONFLICTS OF INTEREST

The following table sets forth information about securities owned beneficially or of record by each Independent Director or members of his or her immediate family representing interests in the Investment Adviser, Sub-Advisers or Distributor of the Fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Director's spouse, children residing in the Director's household and dependents of the Director.

(1)                               (2)             (3)          (4)                (5)              (6)
-------------------------  ------------------   -------   --------------   ------------------   ----------
                                NAME OF
                               OWNERS AND
                             RELATIONSHIPS                                      VALUE OF        PERCENT OF
NAME OF DIRECTOR              TO DIRECTOR       COMPANY   TITLE OF CLASS      SECURITIES*         CLASS
----------------           ------------------   -------   --------------   ------------------   ----------
Peter R. Brown               Marina D. Brown,   IDEX**              A       $10,001 - $50,000           0
                                       Spouse
Charles C. Harris                         N/A     N/A             N/A                     N/A         N/A
Russell A. Kimball, Jr.    Martha A. Kimball,   IDEX**              A      $50,001 - $100,000           0
                                       Spouse
William W. Short, Jr.         Joyce J. Short,   IDEX**              A           Over $100,000           0
                                       Spouse
Daniel Calabria                           N/A   IDEX**            N/A            $1 - $10,000           0
Janice B. Case                            N/A     N/A             N/A                     N/A         N/A
Leo J. Hill                               N/A     N/A             N/A                     N/A         N/A

---------------

 * As of December 31, 2001.

** IDEX is an affiliate of ATFA and AFSG Securities.

THE FUND'S OFFICERS

The Fund's principal officers, their ages and principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 570 Carillon Parkway, St. Petersburg, Florida 33716. No officer of the Fund receives any compensation paid by the Fund.

                          POSITION(S) HELD WITH     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) OR EMPLOYMENT DURING
NAME, AGE AND ADDRESS             FUND             LENGTH OF TIME SERVED                   PAST 5 YEARS
---------------------   -------------------------  ---------------------   --------------------------------------------
Brian Scott (58)        President & Chief          January, 2002-present   President & Chief Executive Officer of IDEX
                        Executive Officer                                  Mutual Funds (2002-present); President of
                                                                           Endeavor Management Co. from June, 2001 to
                                                                           December 2001; President since June, 2001,
                                                                           Director and Chief Executive Officer since
                                                                           December, 2001 of AEGON/Transamerica Fund
                                                                           Advisers, Inc.; Director, President and
                                                                           Chief Executive Officer of Idex Management,
                                                                           Inc.(2001-present); Director, Idex Investor
                                                                           Services, Inc. (January, 2002-present);
                                                                           Director, President & Chief Operating
                                                                           Officer of AEGON/Transamerica Fund Services,
                                                                           Inc. (January 2002-present); from June, 1992
                                                                           to June, 2001, Chief Marketing Officer of
                                                                           the Financial Markets Division of AEGON
                                                                           Group.

John K. Carter          General Counsel, Vice      1999-present            General Counsel, Vice President & Secretary
  (DOB 4/24/61)         President & Secretary                              of IDEX Mutual Funds, AEGON/Transamerica
                                                                           Series Fund, Inc., Idex Investor Services,
                                                                           Inc.; AEGON/Transamerica Fund Advisers, Inc.
                                                                           (1999-present); General Counsel, Vice
                                                                           President, Compliance Officer and Secretary
                                                                           of Idex Management, Inc. (2000-present);
                                                                           Vice President & Counsel (June,
                                                                           2000-present) Western Reserve Life Assurance
                                                                           Co. of Ohio; Vice President & Counsel (March
                                                                           1997-May, 1999) of Salomon Smith Barney;
                                                                           Assistant Vice President, Associate
                                                                           Corporate Counsel and Trust Officer
                                                                           (September 1993-1997) of Franklin Templeton
                                                                           Mutual Funds.

                          POSITION(S) HELD WITH     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) OR EMPLOYMENT DURING
NAME, AGE AND ADDRESS             FUND             LENGTH OF TIME SERVED                   PAST 5 YEARS
---------------------   -------------------------  ---------------------   --------------------------------------------
Thomas R. Moriarty      Executive Vice President,  2001-present            Executive Vice President, AEGON/IDEX;
  (DOB 5/3/51)          Treasurer & Principal                              Executive Vice President, AEGON/
                        Financial Officer                                  Transamerica Fund Advisers, Inc.; Chairman
                                                                           (November, 1999-present), President and CEO
                                                                           (April, 1999-present) and Senior Vice
                                                                           President (June, 1991-April, 1999),
                                                                           InterSecurities (broker-dealer/underwriter);
                                                                           Senior Vice President (September,
                                                                           2000-present) and Vice President (April,
                                                                           1993-September, 2000), Western Reserve Life
                                                                           Assurance Co. of Ohio; Director (April,
                                                                           1994-present), President and CEO (November,
                                                                           1999-present) and Senior Vice President
                                                                           (June, 1991-November, 1999), Idex Investor
                                                                           Services, Inc. (transfer agent); Director
                                                                           (June, 1998-present), President and CEO
                                                                           (November, 1999-present) and Vice President
                                                                           (November, 1990-November, 1999), Idex
                                                                           Management, Inc. (investment adviser); Vice
                                                                           President (December, 1999-present), AFSG
                                                                           Securities Corp. (underwriter).
William T. Davis        Vice President,            2001-present            Vice President Western Reserve Life
                        Investment Manager                                 Assurance Company
                        Oversight & Relations
Christopher Roetzer     Vice President &           2001-present            Vice President and Principal Accounting
  (DOB 1/11/63)         Principal Accounting                               Officer, IDEX; Vice President, ATFS; Vice
                        Officer                                            President (December 2000-present), AFSG
                                                                           Securities Corp. (underwriter); Vice
                                                                           President, Fund Financial Reporting and
                                                                           Control (October, 1996-present), and
                                                                           Assistant Vice President (May, 1988-October,
                                                                           1996), Idex Investor Services, Inc.
                                                                           (transfer agent); Vice President (April,
                                                                           2000-present) and Assistant Vice President
                                                                           (November, 1990-April, 2000), Idex
                                                                           Management, Inc. (investment adviser);
                                                                           Assistant Vice President (May, 1998-
                                                                           present), InterSecurities, Inc.
                                                                           (broker-dealer/ underwriter).

                                           COMPENSATION TABLE
                                                PENSION OR                                  TOTAL
                                                RETIREMENT                               COMPENSATION
                           AGGREGATE         BENEFITS ACCRUED     ESTIMATED ANNUAL      FROM FUND AND
   NAME OF PERSON,        COMPENSATION       AS PART OF FUND       BENEFITS UPON         FUND COMPLEX
      POSITION            FROM FUND(1)         EXPENSES(2)           RETIREMENT      PAID TO DIRECTOR(3)
 Peter R. Brown,
 Vice Chairman            $ 96,464.00                   --                 N/A            $92,500.00
 Daniel Calabria,
 Director                 $ 55,157.00           $28,500.00                 N/A            $70,000.00
 Charles Harris,
 Director                 $ 52,580.00           $ 8,600.00                 N/A            $89,500.00
 William W. Short,
 Director                 $ 46,000.00                   --                 N/A            $92,500.00
 Janice B. Case,
 Director                 $ 28,500.00                   --                 N/A            $28,500.00
 Russell A.
 Kimball, Jr.,
 Director                 $124,824.00           $43,000.00                 N/A            $43,000.00
 Leo Hill,
 Director                 $ 42,052.00           $14,250.00                 N/A            $28,500.00

(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating directors for the year ended December 31, 2001 were as follows: Peter Brown $49,464; Daniel Calabria $26,657; Charles Harris $9,580; William Short $0; Janice Case $0; Russell Kimball $81,824; and Leo Hill $13,552.
(2) The plan became effective January 1, 1996.
(3) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to directors who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund, or IDEX Mutual Funds to a disinterested Director or Trustee on a current basis for services rendered as director. Deferred compensation amounts will accumulate based on the value of Class A shares of a portfolio of IDEX Mutual Funds (without imposition of sales charge), as elected by the Director. As of April 1, 2002, the Directors and officers of the Fund beneficially owned in the aggregate less than 1% of the Fund's shares through ownership of policies and annuity contracts indirectly invested in the Fund. The Board of Directors has established an Audit Committee consisting of Messrs. Brown, Harris and Kimball.

CODE OF ETHICS

The Fund, ATFA, and AFSG Securities have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. See page 39.

THE INVESTMENT ADVISER

The information that follows supplements the information provided about the Investment Adviser under the caption "Management of the Fund -- Investment Adviser" in the Prospectus.

AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers") located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as the investment adviser to each portfolio of the Fund pursuant to an Investment Advisory Agreement dated January 1, 1997, as amended, with the Fund. The Investment Adviser is a direct, wholly-owned subsidiary of WRL, which is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company, which is wholly-owned by AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation, which is a publicly traded international insurance group.

The Investment Advisory Agreement was approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 and by the shareholders of each portfolio of the Fund on December 16, 1996 (portfolios that commenced operations prior to that date) (and on the date of commencement of operations of each portfolio subsequent to that date). The Investment Advisory Agreement provides that it will continue in effect from year to year thereafter, if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The Investment Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of each portfolio and terminates automatically in the event of its assignment (within the meaning of the 1940 Act).

While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

PAYMENT OF EXPENSES. Under the terms of the Investment Advisory Agreement, the Investment Adviser is responsible for providing investment advisory services and furnishing office space for officers and employees of the Investment Adviser connected with investment management of the portfolios.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The Board, including a majority of the directors who are not parties to such agreements or interested persons of any such party (as defined in the Investment Company Act of 1940) (the "Independent Directors"), considered whether to approve the Fund's investment advisory and sub-advisory agreements, with the assistance of independent counsel to the Independent Directors. The Board considered the advisory fee structure of each of the portfolios in light of a variety of factors, including (a) the nature and quality of services provided to the Fund, its portfolios, and their respective shareholders; (b) the investment adviser's costs in providing those services; (c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser's (or sub-adviser's) relationship with the Fund.

As part of its consideration of the quality of services provided to the Fund, portfolios and shareholders by the adviser and sub-advisers, the Board reviewed the relative performance of each of the portfolios. The Board also reviewed the adviser's profitability with respect to each portfolio and on an aggregate basis, and the Board, including a majority of the independent directors, considered the adviser's profits to be reasonable in relation to the nature, quality, and costs of the adviser's services.

As part of its consideration of economics of scale and advisory fees, the Board also considered the expense ratios of the Funds and the costs incurred by the adviser as a result of any voluntary expense limitations the adviser has imposed. In comparing the expense ratio of each of the Funds to other mutual funds, the Board, including a majority of the Independent Directors, took into account that the expense ratios compared favorably to those of other funds.

EACH PORTFOLIO PAYS: all expenses incurred in connection with the formation and organization of a portfolio, including the preparation (and filing, when necessary) of the portfolio's contracts, plans, and documents, conducting meetings of organizers, directors and shareholders; preparing and filing the post-effective amendment to the Fund's registration statement effecting registration of a portfolio and its shares under the 1940 Act and the 1933 Act and all other matters relating to the information and organization of a portfolio and the preparation for offering its shares; expenses in connection with ongoing registration or qualification requirements under Federal and state securities laws; investment advisory fees; pricing costs (including the daily calculations of net asset value); brokerage commissions and all other expenses in connection with execution of portfolio transactions, including interest; all Federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; any compensation, fees, or reimbursements which the Fund pays to its Directors who are not "interested persons," as that phrase is defined in the 1940 Act, of the Fund or AEGON/ Transamerica Advisers; compensation of the Fund's custodian, administrative and transfer agent, registrar and dividend disbursing agent; legal, accounting and printing expenses; other administrative, clerical, recordkeeping and bookkeeping expenses; auditing fees; certain insurance premiums; services for shareholders (including allocable telephone and personnel expenses); costs of certificates and the expenses of delivering such certificates to the purchaser of shares relating thereto; expenses of local representation in Maryland; fees and/or expenses payable pursuant to any plan of distribution adopted with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act; expenses of shareholders' meetings and of preparing, printing, and distributing notices, proxy statements and reports to shareholders; expenses of preparing and filing reports with Federal and state regulatory authorities; all costs and expenses, including fees and disbursements, of counsel and auditors, filing and renewal fees and printing costs in connection with the filing of any required amendments, supplements or renewals of registration statement, qualifications or prospectuses under the 1933 Act and the securities laws of any states or territories, subsequent to the effectiveness of the initial registration statement under the 1933 Act; all costs involved in preparing and printing prospectuses of the Fund; extraordinary expenses; and all other expenses properly payable by the Fund or the portfolios.

REIMBURSEMENT AGREEMENT. Effective May 1, 2000, the Investment Adviser entered into an agreement with the Fund on behalf of, and pursuant to which, the Investment Adviser will be reimbursed for operating expenses paid on behalf of a portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement had an initial term through April 30, 2002, and automatically renews for one-year terms unless terminated by a 30 day written notice to the Fund.

SERVICE AGREEMENT. Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement ("Services Agreement") with AEGON/Transamerica Fund Services, Inc. ("AEGON/Transamerica Fund Services"), an affiliate of AEGON/Transamerica Fund Advisers and WRL, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. The Service Agreement was approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996. Under this Agreement, WRL Services shall furnish to each portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. AEGON/Transamerica Services is reimbursed by the Fund monthly on a cost incurred basis.

DISTRIBUTION AGREEMENT. Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act, as amended. Pursuant to the Distribution Plan, the Fund entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494. The Distribution Plan and related Agreement were approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 as amended by the Board March 29, 1999, and the Distribution Plan was approved by the shareholders of each portfolio of the Fund on December 16, 1996 (by all portfolios that had commenced operations on that date). AFSG is an affiliate of the Investment Adviser.

Under the Distribution Plan and Distribution Agreement, the Fund, on behalf of the portfolios, will reimburse AFSG after each calendar month for certain Fund distribution expenses incurred or paid by AFSG, provided that these expenses in the aggregate do not exceed 0.15%, on an annual basis, of the average daily net asset value of shares of each portfolio.

Distribution expenses for which AFSG may be reimbursed under the Distribution Plan and

Distribution Agreement include, but are not limited to, expenses of printing and distributing the Fund's prospectus and statement of additional information to potential investors; developing and preparing Fund advertisements; sales literature and other promotional materials; holding seminars and sales meetings designed to promote distribution of Fund shares; the development of consumer-oriented sales materials describing and/or relating to the Fund; and expenses attributable to "distribution-related services" provided to the Fund, which include such things as salaries and benefits, office expenses, equipment expenses, training costs, travel costs, printing costs, supply expenses, computer programming time, and data center expenses, each as they relate to the promotion of the sale of Fund shares.

AFSG submits to the Directors of the Fund for approval annual distribution budgets and quarterly reports of distribution expenses with respect to each portfolio. AFSG allocates to each portfolio distribution expenses specifically attributable to the distribution of shares of such portfolio. Distribution expenses not specifically attributable to the distribution of shares of a particular portfolio are allocated among the portfolios, based upon the ratio of net asset value of each portfolio to the net asset value of all portfolios, or such other factors as AFSG deems fair and are approved by the Fund's Board of Directors. AFSG has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any portfolio before April 30, 2002. Prior to AFSG seeking reimbursement of future expenses, Policyowners will be notified in advance.

BROKERAGE ENHANCEMENT PLAN. The Board of Directors of the Fund, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, have voted pursuant to the substantive provisions of Rule 12b-1 under the 1940 Act to adopt, and shareholders approved at a Special Shareholders Meeting on May 29, 2001, a Brokerage Enhancement Plan for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Under the Plan, the Fund is using recaptured commissions to pay for distribution expenses. However, under the Plan, except for recaptured commissions, neither the Fund nor any series of the Fund, including the portfolios, will incur any additional fees or charges.

Under the Plan, the investment adviser is authorized to direct that the sub-adviser of each portfolio to effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each sub-adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to AFSG. AFSG will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by AFSG will be used to finance activities principally intended to result in the sale of shares of the portfolios. These activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell policies or annuities; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the policies and contracts to the Fund; printing and mailing of Fund prospectuses, statements of additional information, and shareholder reports for prospective policyowners; and creating and mailing advertising and sales literature.

AFSG is obligated to use all of the portfolios to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan.

THE SUB-ADVISERS

Each Sub-Adviser serves, pursuant to each Sub-Advisory Agreement dated January 1, 1997, as amended. between AEGON/Transamerica Advisers and the respective Sub-Adviser, on behalf of each portfolio. The Sub-Advisory Agreements were approved by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940
Act) on October 3, 1996 and by the shareholders of each portfolio of the Fund on December 16, 1996 (for portfolios that had commenced operations prior to that date) and on the commencement of operations date of each subsequent portfolio. The Sub-Advisory Agreements provide that they will continue in effect if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio and (b) by a majority of the Directors who are not parties to such Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Sub-Advisory Agreements may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of each portfolio and terminate automatically in the event of their assignment (within the meaning of the 1940 Act) or termination of the Investment Advisory Agreement. The agreements may also be terminated under the term of an Exemptive Order granted by the SEC under section 6(c) of the 1940 Act from section 15(a) and rule 18f-2 under the 1940 Act (Release #23379).

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser provides investment advisory assistance and portfolio management advice to the Investment Adviser for their respective portfolio(s). Subject to review by the Investment Adviser and the Board of Directors of the Fund, the Sub-Advisers are responsible for the actual management of their respective portfolio(s) and for making decisions to buy, sell or hold a particular security. Each Sub-Adviser bears all of its expenses in connection with the performance of its services under their Sub-Advisory Agreement such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management of the respective portfolio(s).

Each Sub-Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

PERSONAL SECURITIES TRANSACTIONS

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy ("Ethics Policy") that has been adopted by the Fund's Board. Access Persons are required to follow the guidelines established by this Ethics Policy in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's Sub-Advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Ethics Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their operations. The Board is required to review and approve the Code of Ethics for each Sub-Adviser. Each Sub-Adviser is also required to report to the Fund's Board on a quarterly basis with respect to the administration and enforcement of such Ethics Policy, including any violations thereof which may potentially affect the Fund.

ADMINISTRATIVE AND TRANSFER AGENCY SERVICES

Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement with AEGON/Transamerica Fund Services, Inc. (prior to May 1, 2001, WRL Investment Services, Inc.) located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of AEGON/Transamerica Advisers and WRL, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. Under this Agreement, AEGON/ Transamerica Services shall furnish to each portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. AEGON/Transamerica Services is reimbursed by the Fund monthly on a cost incurred basis.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.

Changes in security holdings are made by a portfolio's Sub-Adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.

A Sub-Adviser may engage in a significant number of short-term transactions if such investing serves a portfolio's objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for a portfolio; these charges are ultimately borne by the policyowners.

In computing the portfolio turnover rate for a portfolio, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the portfolio during the fiscal year.

There are no fixed limitations regarding the portfolio turnover rates of the portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of each portfolio may be disposed of when they are no longer deemed suitable.

PLACEMENT OF PORTFOLIO BROKERAGE

Subject to policies established by the Board of Directors of the Fund, each portfolio's Sub-Adviser is primarily responsible for placement of a portfolio's securities transactions. Shareholders approved a Brokerage Enhancement Plan for each portfolio of the Fund on May 29, 2001. (Please see the section entitled "Brokerage Enhancement Plan" in this SAI for Plan details.). In placing orders, it is the policy of a portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While each Sub-Adviser generally will seek reasonably competitive spreads or commissions, a portfolio will not necessarily be paying the lowest spread or commission available. A portfolio does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities.

Decisions as to the assignment of portfolio brokerage business for a portfolio and negotiation of its commission rates are made by the Sub-Adviser, whose policy is to obtain "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. In placing portfolio transactions, the Sub-Adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the Sub-Adviser, and pay spreads or commissions to such brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction.

In selecting brokers and in negotiating commissions, the Sub-Adviser considers such factors as: the broker's reliability; the quality of its execution services on a continuing basis; the financial condition of the firm; trade confidentiality including anonymity; and research products and services provided, which include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist each Sub-Adviser in carrying out its responsibilities.

Supplemental research obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a Sub-Adviser. The expenses of a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. A Sub-Adviser may use such research products and services in servicing other accounts in addition to the respective portfolio. If a Sub-Adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the Sub-Adviser will allocate the costs of such service or product accordingly. The portion of the product or service that a Sub-Adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the Sub-Adviser. Conversely, such supplemental information obtained by the placement of business for a Sub-Adviser will be considered by and may be useful to the Sub-Adviser in carrying out its obligations to a portfolio.

When a portfolio purchases or sells a security in the OTC market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of the Sub-Adviser, better prices and executions are likely to be achieved through the use of a broker.

Securities held by a portfolio may also be held by other separate accounts, mutual funds or other accounts for which the Investment Adviser or Sub-Adviser serves as an adviser, or held by the Investment Adviser or Sub-Adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by the Investment Adviser or Sub-Adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Investment Adviser or a Sub-Adviser deems the purchase or sale of a security to be in the best interests of a portfolio as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the portfolio with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the portfolio and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a portfolio.

The Board of Directors of the Fund periodically reviews the brokerage placement practices of each Sub-Adviser on behalf of the portfolios, and reviews the prices and commissions, if any, paid by the portfolios to determine if they were reasonable.

The Board of Directors of the Fund has authorized the Sub-Advisers to consider sales of the policies and annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute portfolio transactions. In addition, the Sub-Advisers may occasionally place portfolio business with affiliated brokers of the Investment Adviser or a Sub-Adviser, including: InterSecurities, Inc., ("ISI") P.O. Box 5068, Clearwater, Florida 33758; Fred Alger & Company, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302; M.J. Whitman, Inc.; M.J. Whitman Senior Debt Corp., 767 Third Avenue, New York, New York 10017-2023; Van Kampen Funds Inc., 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181, Morgan Stanley & Co. Incorporated, 1221 Avenue of the Americas, New York, New York 10020, Dreyfus Brokerage Services, Inc., 401 North Maile Drive, Beverly Hills, CA 90210, Dreyfus Investment Services Corp., Union Trust Building, 501 Grant St., Pittsburgh, PA 15219 and AEGON USA Securities, Inc., P.O. Box 1449, Cedar Rapids, Iowa 52499. As stated above, any such placement of portfolio business will be subject to the ability of the broker-dealer to provide best execution and to the Conduct Rules of the National Association of Securities Dealers, Inc.

DETERMINATION OF OFFERING PRICE

Shares of the portfolios are currently sold only to the separate accounts to fund the benefits under the Policies and the annuity contracts. The portfolios may, in the future, offer their shares to other insurance company separate accounts. The separate accounts invest in shares of a portfolio in accordance with the allocation instructions received from holders of the policies and the annuity contracts. Such allocation rights are further described in the prospectuses and disclosure documents for the policies and the annuity contracts. Shares of the portfolios are sold and redeemed at their respective net asset values as described in the prospectus.

NET ASSET VALUATION

As stated in the prospectus, the net asset value of the portfolios' shares is ordinarily determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m., Eastern
Time) on each day the Exchange is open. (Currently the Exchange is closed on New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) The per share net asset value of a portfolio is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities listed on the national securities exchanges and traded on the NASDAQ National Market are valued at the closing prices on such markets, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the Exchange. Other securities for which quotations are not readily available are valued at fair values as determined in good faith by a portfolio's Investment Adviser under the supervision of the Fund's Board of Directors. Money market instruments maturing in 60 days or less are valued on the amortized cost basis. Values of gold bullion held by a portfolio are based upon daily quotes provided by banks or brokers dealing in such commodities.

PERFORMANCE INFORMATION

The Prospectus contains a brief description of how performance is calculated. The following sections describe how performance data is calculated in greater detail.

TOTAL RETURN

Total return quotations for each of the portfolios are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following equation:

                                 P (1+T)n = ERV

Where:    P =  a hypothetical initial payment
               of $1,000
          T =  average annual total return
          n =  number of years
        ERV =  ending redeemable value (at
               the end of the applicable
               period of a hypothetical
               $1,000 payment made at the
               beginning of the applicable
               period)

The total return quotation calculations for a portfolio reflect the deduction of a proportionate share of the portfolio's investment advisory fee and portfolio expenses and assume that all dividends and capital gains during the period are reinvested in the portfolio when made. The calculations also assume a complete redemption as of the end of the particular period.

Total return quotation calculations do not reflect charges or deductions against the Series Life Account or the Series Annuity Account or charges and deductions against the policies or the annuity contracts. Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information about these products. Moreover, these rates of return are not an estimate, projection or guarantee of future performance. Additional information regarding the investment performance of the portfolios appears in the prospectus.

YIELD QUOTATIONS

The yield quotations for a portfolio (for money market portfolios, see "Yield Quotations -- Money Market Portfolios", below) are based on a specific thirty-day period and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last date of the period, according to the following formula:

     YIELD = 2 [a-b (+ 1) 6 - 1]
                               cd

Where:  a =  dividends and interest earned during
             the period by the portfolio
        b =  expenses accrued for the period (net
             of reimbursement)
        c =  the average daily number of shares
             outstanding during the period that
             were entitled to receive dividends
        d =  the maximum offering price per share
             on the last day of the period

YIELD QUOTATIONS -- MONEY MARKET PORTFOLIOS

From time to time each money market portfolio may quote its yield in reports or other communications to policyholders or in advertising material. Yield quotations are expressed in annualized terms and reflect dividends of a portfolio declared and reinvested daily based upon the net investment income earned by a portfolio each day. The portfolio's yields fluctuate and the yield on any day for any past period is not an indication as to future yields on any investment in the portfolio's shares. Future yields are not guaranteed.

Yield is computed in accordance with a standardized method required by the SEC. The current yield for the money market portfolios is an annualization, without compounding, of the portfolio rate of return, and is computed by determining the net change in the value of a hypothetical pre-existing account in the portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (I.E., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original shares and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. The money market portfolios may also calculate the compound effective annualized yields by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7, and subtracting.

The yield quotations for the money market portfolios do not take into consideration any deductions imposed by the Series Life Account or the Series Annuity Account.

Yield information is useful in reviewing money market's performance in seeking to meet its investment objective, but, because yields fluctuate, such information cannot necessarily be used to compare an investment in shares of the portfolio with bank deposits, savings accounts and similar investment alternatives, which often provide an agreed or guaranteed fixed yield for a stated period of time. Also, the portfolio's yields cannot always be compared with yields determined by different methods used by other funds. It should be emphasized that yield is a function of the kind and quality of the instruments in the money market, portfolio maturity and operating expenses.

TAXES

Shares of the portfolios are offered only to the Separate Accounts that fund the policies and annuity contracts. See the respective prospectuses for the policies and annuity contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the policies, the annuity contracts and the holders thereof.

Each portfolio has either qualified, and expects to continue to qualify, or will qualify in its initial year, and thereafter will continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a portfolio must distribute to its stockholders (i.e., Separate Accounts) for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer. If each portfolio qualifies as a regulated investment company and distributes investment company to its shareholders substantially all of its investment company net income and net capital gains, then each portfolio should have little or no income taxable to it under the Code.

As noted in the prospectus, each portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each portfolio's assets that may be represented by any single investment (which generally includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

If a portfolio fails to qualify as a regulated investment company, the portfolio will be subject to federal corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of such portfolio's available earnings and profits. In addition, if a portfolio fails to qualify as a registered investment company or fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts which have invested in the portfolio could be currently taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Policies or the Annuity Contracts.

A portfolio will not be subject to the 4% Federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC, like the portfolio, whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

If a portfolio acquires or is deemed to have acquired debt obligations that were issued originally at a discount or that otherwise are treated under applicable tax rules as having original issue discount (including certain "payment-in-kind" instruments ("PIKs"), zero coupon securities, or deferred interest securities), it must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by it in the same taxable year. Any amount accrued as original issue discount will be included in a portfolio's investment company taxable income for the year of accrual and may have to be distributed to the shareholders in order to satisfy the Distribution Requirement even though the portfolio has not received any cash representing such income. As a result, a portfolio may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the Distribution Requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the portfolios. Income from the disposition of foreign currencies, and income from transactions in options, futures, and forward contracts derived by a portfolio with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

FOREIGN INVESTMENTS -- portfolios investing in foreign securities or currencies (which may include may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Holders of Policies and Annuity Contracts investing in such portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes.

If a portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties, or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the portfolio is timely distributed to its shareholders. The portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such portfolios ultimately would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable portfolio to recognize taxable income or gain without the concurrent receipt of cash. Any portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the portfolios' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the Policies and Annuity Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the policies, annuity contracts and the holders thereof.

CAPITAL STOCK OF THE FUND

As described in the Prospectus, the Fund offers a separate class of common stock for each portfolio. The Fund currently comprises of 55 portfolios.

REGISTRATION STATEMENT

There has been filed with the Securities and Exchange Commission, Washington, D.C. a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this Statement of Additional Information relates. If further information is desired with respect to the portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as part thereof.

FINANCIAL STATEMENTS

The audited financial statements for each portfolio of the Fund for the year ended December 31, 2001 and the report of the Fund's independent certified public accountants are included in the 2001 Annual Report, and are incorporated herein by reference to such report.

OTHER INFORMATION

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS AND INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, located at 101 East Kennedy Boulevard, Suite 1500, Tampa, Florida 33602, serves as the Fund's independent certified public accountants. The Fund has engaged PricewaterhouseCoopers LLP to examine, in accordance with auditing standards generally accepted in the United States of America, the financial statements of each of the Fund's portfolios. (Ernst & Young served as Independent Auditors for the fiscal year ended December 31, 2001 for the portfolios of Endeavor Series Trust and Transamerica Variable Insurance Fund.)

CUSTODIAN

Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as the Fund's Custodian and Dividend Disbursing Agent. IBT provides comprehensive asset administrative services to the Fund and other members of the financial industry which include: multi-currency accounting; institutional transfer agency services; domestic and global custody; performance measures; foreign exchange; and securities lending and mutual fund administrative services.

                                   APPENDIX A

                      DESCRIPTION OF PORTFOLIO SECURITIES

The following is intended only as a supplement to the information contained in the Prospectus and should be read only in conjunction with the Prospectus. Terms defined in the Prospectus and not defined herein have the same meanings as those in the Prospectus.

1. CERTIFICATE OF DEPOSIT.* A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

2. EURODOLLAR CERTIFICATE OF DEPOSIT.* A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

3. FLOATING RATE NOTE.* A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but whose interest rate is reset every one to six months.

4. INVERSE FLOATING RATE SECURITIES.* Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

5. FLOATING RATE OBLIGATIONS.* Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

6. TIME DEPOSIT.* A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

7. BANKERS' ACCEPTANCE.* A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

8. VARIABLE AMOUNT MASTER DEMAND NOTE.* A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, a portfolio will consider the liquidity of the issuer through periodic credit analysis based upon publicly available information.

9. PREFERRED STOCKS. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stock from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

10. CONVERTIBLE SECURITIES. A portfolio may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities into which they are convertible, and the concomitant risk of loss from declines in those values.

11. COMMERCIAL PAPER.* Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

12. REPURCHASE AGREEMENT.* A repurchase agreement is an instrument under which a portfolio acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the portfolio, reflecting an agreed upon market rate of interest for the period from the time of a portfolio's purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A portfolio will only enter into repurchase agreements with underlying securities consisting of U.S. Government or government agency securities.

* SHORT-TERM SECURITIES. Certificates of deposit, commercial paper or bankers' acceptances, and will be entered only with primary dealers. While a portfolio may invest in repurchase agreements for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the SEC has taken the position that repurchase agreements of greater than seven days together with other illiquid investments should be limited to an amount not in excess of 15% of a portfolio's net assets.

Although repurchase transactions usually do not impose market risks on the purchaser, a portfolio would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, a portfolio may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, a portfolio could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by a portfolio upon liquidation of the securities may be limited.

13. REVERSE REPURCHASE AGREEMENT. A reverse repurchase agreement involves the sale of securities held by a portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. A portfolio will use the proceeds of the reverse repurchase agreements to purchase other money market securities maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transactions.

14. ASSET-BACKED SECURITIES. A portfolio may invest in securities backed by automobile receivables and credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15. MORTGAGE-BACKED SECURITIES. A portfolio may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds, and mortgage pay-through securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a portfolio may invest in them if it is determined they are consistent with the portfolio's investment objective and policies.

16. COLLATERALIZED MORTGAGE OBLIGATIONS. (CMOs) are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and interest rates.

17. STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are created when the principal and interest payments of a mortgage-backed security are separated by a U.S. Government agency or a financial institution. The holder of the "principal-only" security receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security receives interest payments from the same underlying security.

The value of mortgage-backed securities may change due to changes in the market's perception of issuers. In addition, the mortgage securities market in general may be adversely affected by regulatory or tax changes. Non-governmental mortgage-backed securities may offer a higher yield than those issued by government entities but also may be subject to greater price change than government securities.

Like most mortgage securities, mortgage-backed securities are subject to prepayment risk. When prepayment occurs, unscheduled or early payments are made on the underlying mortgages, which may shorten the effective maturities of those securities and may lower their total return. Furthermore, the prices of stripped mortgage-backed securities can be significantly affected by changes in interest rates as well. As interest rates fall, prepayment rates tend to increase, which in turn tends to reduce prices of "interest-only" securities and increase prices of "principal-only" securities. Rising interest rates can have the opposite effect.

18. FINANCING CORPORATION SECURITIES. (FICOs) are debt obligations issued by the Financing Corporation. The Financing Corporation was originally created to recapitalize the Federal Savings and Loan Insurance Corporation (FSLIC) and now functions as a financing vehicle for the FSLIC Resolution Fund, which received substantially all of FSLIC's assets and liabilities.

19. U.S. GOVERNMENT SECURITIES. U.S. Government securities are securities issued by or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities have varying degrees of government backing. They may be backed by the credit of the U.S. Government as a whole or only by the issuing agency or instrumentality. For example, securities issued by the Financing Corporation are supported only by the credit of the Financing Corporation, and not by the U.S. Government. Securities issued by the Federal Home Loan Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality U.S. Government securities. Each portfolio, and its share price and yield, are not guaranteed by the U.S. Government.

20. ZERO COUPON BONDS.  Zero coupon bonds are created three ways:

     1) U.S. TREASURY STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financial Corporation (FICO) also can be stripped in this fashion.

     2) STRIPS are created when a dealer deposits a Treasury Security or a Federal agency security with a custodian for safe keeping and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities separated into their component parts through custodial arrangements established by their broker sponsors. FICO bonds have been stripped in this fashion. The portfolios have been advised that the staff of the Division of Investment Management of the SEC does not consider such privately stripped obligations to be U.S. Government securities, as defined by the 1940 Act. Therefore, the portfolios will not treat such obligations as U.S. Government securities for purposes of the 65% portfolio composition ratio.

     3) ZERO COUPON BONDS can be issued directly by Federal agencies and instrumentalities, or by corporations. Such issues of zero coupon bonds are originated in the form of a zero coupon bond and are not created by stripping an outstanding bond.

Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between zero coupon bond's purchase price and its face value.

21. BOND WARRANTS. A warrant is a type of security that entitles the holder to buy a proportionate amount of a bond at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. Warrants generally trade in the open market and may be sold rather than exercised.

22. OBLIGATIONS OF SUPRANATIONAL ENTITIES. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

23. EQUIPMENT LEASE AND TRUST CERTIFICATES. A portfolio may invest in equipment lease and trust certificates, which are debt securities that are secured by direct or indirect interest in specified equipment or equipment leases (including, but not limited to, railroad rolling stock, planes, trucking or shipping fleets, or other personal property).

24. TRADE CLAIMS. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty.

                                   APPENDIX B

                     BRIEF EXPLANATION OF RATING CATEGORIES

                                BOND RATING   EXPLANATION
                                -----------   -----------
STANDARD & POOR'S CORPORATION   AAA           Highest rating; extremely strong capacity to pay
                                              principal and interest.
                                AA            High quality; very strong capacity to pay principal and
                                              interest.
                                A             Strong capacity to pay principal and interest; somewhat
                                              more susceptible to the adverse effects of changing
                                              circumstances and economic conditions.
                                BBB           Adequate capacity to pay principal and interest;
                                              normally exhibit adequate protection parameters, but
                                              adverse economic conditions or changing circumstances
                                              more likely to lead to a weakened capacity to pay
                                              principal and interest then for higher rated bonds.
                                BB, B, and    Predominantly speculative with respect to the issuer's
                                CC, CC, C     capacity to meet required interest and principal
                                              payments. BB -- lowest degree of speculation; C -- the
                                              highest degree of speculation. Quality and protective
                                              characteristics outweighed by large uncertainties or
                                              major risk exposure to adverse conditions.
                                D             In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                BOND RATING   EXPLANATION
                                -----------   -----------
MOODY'S INVESTORS SERVICE,      Aaa           Highest quality, smallest degree of investment risk.
  INC.
                                Aa            High quality; together with Aaa bonds, they compose the
                                              high-grade bond group.
                                A             Upper-medium grade obligations; many favorable
                                              investment attributes.
                                Baa           Medium-grade obligations; neither highly protected nor
                                              poorly secured. Interest and principal appear adequate
                                              for the present but certain protective elements may be
                                              lacking or may be unreliable over any great length of
                                              time.
                                Ba            More uncertain, with speculative elements. Protection
                                              of interest and principal payments not well safeguarded
                                              during good and bad times.
                                B             Lack characteristics of desirable investment;
                                              potentially low assurance of timely interest and
                                              principal payments or maintenance of other contract
                                              terms over time.
                                Caa           Poor standing, may be in default; elements of danger
                                              with respect to principal or interest payments.
                                Ca            Speculative in a high degree; could be in default or
                                              have other marked short-comings.
                                C             Lowest-rated; extremely poor prospects of ever
                                              attaining investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following: 1. An application for rating was not received or accepted. 2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy. 3. There is lack of essential data pertaining to the issue or issuer. 4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                      B- 2